                                                      Registration No. 033-44296

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 18
                                   TO FORM S-6
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
         SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                               ------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                              (EXACT NAME OF TRUST)

                               ------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                     -------
This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Financial Statements and Part II.

It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Flexible Premium Variable Universal Life Insurance Policies


Approximate date of proposed offering: Continuously on and after May 1, 2002


[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                                         CAPTION IN PROSPECTUS
 1.........................................................................  Nationwide Life Insurance Company
                                                                             The Variable Account
 2.........................................................................  Nationwide Life Insurance Company
 3.........................................................................  Custodian of Assets
 4.........................................................................  Distribution of The Policies
 5.........................................................................  The Variable Account
 6.........................................................................  Not Applicable
 7.........................................................................  Not Applicable
 8.........................................................................  Not Applicable
 9.........................................................................  Legal Proceedings
10.........................................................................  Information About The Policies; How
                                                                             The Cash Value Varies; Right to Exchange
                                                                             for a Fixed Benefit Policy; Reinstatement;
                                                                             Other Policy Provisions
11.........................................................................  Investments of The Variable Account
12.........................................................................  The Variable Account
13.........................................................................  Policy Charges
                                                                             Reinstatement
14.........................................................................  Underwriting and Issuance - Premium  Payments
                                                                             Minimum Requirements for Issuance of a
                                                                             Policy
15.........................................................................  Investments of the Variable Account;
                                                                             Premium Payments
16.........................................................................  Underwriting and Issuance - Allocation of
                                                                             Cash Value
17.........................................................................  Surrendering The Policy for Cash
18.........................................................................  Reinvestment
19.........................................................................  Not Applicable
20.........................................................................  Not Applicable
21.........................................................................  Policy Loans
22.........................................................................  Not Applicable
23.........................................................................  Not Applicable
24.........................................................................  Not Applicable
25.........................................................................  Nationwide Life Insurance Company
26.........................................................................  Not Applicable
27.........................................................................  Nationwide Life Insurance Company
28.........................................................................  Company Management
29.........................................................................  Company Management
30.........................................................................  Not Applicable
31.........................................................................  Not Applicable
32.........................................................................  Not Applicable
33.........................................................................  Not Applicable
34.........................................................................  Not Applicable

N-8B-2 ITEM                                                                         CAPTION IN PROSPECTUS
35.........................................................................  Nationwide Life Insurance Company
36.........................................................................  Not Applicable
37.........................................................................  Not Applicable
38.........................................................................  Distribution of The Policies

39.........................................................................  Distribution of The Policies
40.........................................................................  Not Applicable
41(a)......................................................................  Distribution of The Policies
42.........................................................................  Not Applicable
43.........................................................................  Not Applicable
44.........................................................................  How The Cash Value Varies
45.........................................................................  Not Applicable
46.........................................................................  How The Cash Value Varies
47.........................................................................  Not Applicable
48.........................................................................  Custodian of Assets
49.........................................................................  Not Applicable
50.........................................................................  Not Applicable
51.........................................................................  Summary of The Policies; Information
                                                                             About The Policies
52.........................................................................  Substitution of Securities
53.........................................................................  Taxation of The Company
54.........................................................................  Not Applicable
55.........................................................................  Not Applicable
56.........................................................................  Not Applicable
57.........................................................................  Not Applicable
58.........................................................................  Not Applicable
59.........................................................................  Financial Statements

                        NATIONWIDE LIFE INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies
             Issued by Nationwide Life Insurance Company through its
                        Nationwide VLI Separate Account-3


                   The date of this prospectus is May 1, 2002.



THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE POLICIES BEFORE INVESTING - THE INSURANCE POLICY IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.



NOT ALL BENEFITS, PROGRAMS, FEATURES AND INVESTMENT OPTIONS DESCRIBED IN THIS PROSPECTUS ARE AVAILABLE OR APPROVED FOR USE IN EVERY STATE.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS


-    American Century VP Balanced Fund: Class I
-    American Century VP Income & Growth Fund: Class I
-    American Century VP International Fund: Class I
-    American Century VP Ultra Fund: Class I
-    American Century VP Value Fund: Class I



CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
-    Small Cap Growth Portfolio (formerly, Small Company Growth Portfolio)


DREYFUS


-    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares


-    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
-    Dreyfus Stock Index Fund, Inc.: Initial Shares

DREYFUS VARIABLE INVESTMENT FUND

-    Growth & Income Portfolio: Initial Shares*


FEDERATED INSURANCE SERIES
-    Federated Quality Bond Fund II: Primary Shares


FIDELITY VARIABLE INSURANCE PRODUCTS FUND


-    VIP Equity-Income Portfolio: Initial Class
-    VIP Growth Portfolio: Initial Class
-    VIP High Income Portfolio: Initial Class *
-    VIP Overseas Portfolio: Initial Class


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II


-    VIP II Asset Manager Portfolio: Initial Class
-    VIP II Contrafund(R) Portfolio: Initial Class



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
-    VIP III Value Strategies Portfolio: Service Class



GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
-    Gartmore GVIT Global Financial Services Fund: Class I
-    Gartmore GVIT Global Health Sciences Fund: Class I
-    Gartmore GVIT Global Utilities Fund: Class I
-    Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
     Fund)
-    Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)
-    Gartmore GVIT Investor Destinations Funds
   - Gartmore GVIT Investor Destinations Conservative Fund
   - Gartmore GVIT Investor Destinations Moderately Conservative Fund
   - Gartmore GVIT Investor Destinations Moderate Fund
   - Gartmore GVIT Investor Destinations Moderately Aggressive Fund
   - Gartmore GVIT Investor Destinations Aggressive Fund
-    Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
-    Gartmore GVIT Nationwide Leaders Fund: Class I
-    Gartmore GVIT Total Return Fund: Class I (formerly, Total Return Fund)
-    Gartmore GVIT U.S. Growth Leaders Fund: Class I
-    GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R) Small Cap Value
     Fund) (subadviser: The  Dreyfus Corporation)
-    GVIT Small Company Fund: Class I (formerly, Nationwide(R) Small Company
     Fund) (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Strong Capital Management, Inc., Waddell & Reed Asset Management and, Gartmore Global Partners)


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-    AMT Balanced Portfolio
-    AMT Growth Portfolio
-    AMT Guardian Portfolio

-    AMT Limited Maturity Bond Portfolio
-    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS


-    Oppenheimer Bond Fund/VA: Initial Class
-    Oppenheimer Global Securities Fund/VA: Initial Class
-    Oppenheimer Multiple Strategies Fund/VA: Initial Class


STRONG OPPORTUNITY FUND II, INC. (FORMERLY STRONG SPECIAL FUND II, INC.)


VAN KAMPEN


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-    U.S. Real Estate Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


-    American Century VP Capital Appreciation Fund: Class I


STRONG VARIABLE INSURANCE FUNDS, INC.
-    International Stock Fund II*
-    Strong Discovery Fund II, Inc.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002:



VAN ECK WORLDWIDE INSURANCE TRUST
-    Worldwide Bond Fund
-    Worldwide Emerging Markets Fund
-    Worldwide Hard Assets Fund



EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PREMIUM PAYMENTS:



CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
-    Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital
     Portfolio)
-    International Focus Portfolio (formerly, International Equity Portfolio)


* These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

For general information or to obtain FREE copies of the:

- prospectus, annual report or semi-annual report for any underlying mutual fund;
-    any required Nationwide forms; and


-    Nationwide's privacy statement,


call:
                  1-800-547-7548
             TDD  1-800-238-3035

or write:


             NATIONWIDE LIFE INSURANCE COMPANY
             ONE NATIONWIDE PLAZA, RR1-04-D4
             COLUMBUS, OHIO 43215


Material incorporated by reference to this prospectus can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS POLICY:

-    is NOT a bank deposit
-    is NOT FDIC insured
-    is NOT insured or endorsed by a bank or any federal government agency
-    is NOT available in every state
-    MAY go down in value

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies (flexible premium variable adjustable life insurance policies in Puerto Rico). They provide flexibility with the amount and frequency of premium payments. For policies issued in New York under a group contract, references through out this prospectus to "policy(ies)" will mean "certificate(s)" and "policy owners(s)" will mean "certificate owner(s)." A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-3 or the fixed account, depending on how premium payments are invested.


DECLINING VALUES OR NEGATIVE INVESTMENT RESULTS MAY RESULT IN REDUCTIONS IN DEATH BENEFITS, CASH VALUES, AND THE LOSS OF INSURANCE COVERAGE IF ADDITIONAL PREMIUMS ARE NOT PAID.


Investors assume certain risks when investing in the policies, including the risk of losing of money.

Nationwide guarantees the death benefit for as long as the policy is in force. Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
-    refer to your policy for specific benefit information.

This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

BREAK POINT PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under reasonable mortality and expense charges with an annual effective interest rate of 4%. The Guideline Level Premium is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE- Nationwide Life Insurance Company.

NET PREMIUMS- The actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-3, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.......................................................

SUMMARY OF POLICY EXPENSES......................................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES..........................................

SYNOPSIS OF THE POLICIES........................................................

NATIONWIDE LIFE INSURANCE COMPANY...............................................

NATIONWIDE INVESTMENT SERVICES CORPORATION......................................

INVESTING IN THE POLICY.........................................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES..................................................
     Minimum Requirements for Issuance of Policy
     Premium Payments
     Pricing

POLICY CHARGES..................................................................
     Sales Load
     Premium Expense Charge
     Surrender Charges
     Reductions to Surrender Charges
     Monthly Cost of Insurance
     Monthly Administrative Charge
     Increase Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH................................................
     Surrender (Redemption)
     Reduction of the Specified Amount
     Income Tax Withholding

VARIATION IN CASH VALUE.........................................................
     Error in Age or Sex

POLICY PROVISIONS...............................................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage
     Riders

OPERATION OF THE POLICY.........................................................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE.................................................................

POLICY LOANS....................................................................
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT......................................................................

POLICY OWNER SERVICES...........................................................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION.......................................................
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds


RIGHT OF CONVERSION.............................................................


GRACE PERIOD....................................................................
     Reinstatement

TAX MATTERS.....................................................................
     Policy Proceeds
     Withholding
     Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS............................................................

STATE REGULATION................................................................

REPORTS TO POLICY OWNERS........................................................

ADVERTISING.....................................................................

LEGAL PROCEEDINGS...............................................................


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS........................................


REGISTRATION STATEMENT..........................................................

DISTRIBUTION OF THE POLICIES....................................................

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE.................................................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..............................

APPENDIX B: ILLUSTRATIONS OF SURRENDER CHARGES..................................

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks.

Nationwide deducts a sales load and a premium expense charge for state premium taxes from premium payments. The sales load is guaranteed never to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium (see "Sales Load"). The charge for state premium tax is approximately 2.5% of premiums for all states ("Premium Expense Charge").

Nationwide deducts a mortality and expense risk charge equal to an annualized rate of 0.80% from the daily net assets of the variable account.

Nationwide deducts the following charges from the cash value of the policy:

- a monthly cost of insurance;
- a monthly cost of any additional benefits provided by riders to the policy;
- a monthly administrative expense charge;
- an increase charge (applied to increases in the specified amount); and
- a surrender charge.

Nationwide deducts an administrative expense charge of $12.50 per month in the first year and $5 per month thereafter. The charge is guaranteed not to exceed $25 per month in the first year and $7.50 per month in renewal years.

Nationwide deducts an increase charge per $1,000 applied to any increase in the specified amount. The charge is $2.04 per year per $1,000 and is shown on the policy data page.

A surrender charge is assessed for policies surrendered during the first 9 policy years (see "Surrender Charges").

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                        after reimbursements and waivers)


                                              MANAGEMENT          OTHER         12b-1        TOTAL MUTUAL
                                                 FEES           EXPENSES        FEES         FUND EXPENSES
                                              ----------        --------        -----        -------------
American Century Variable Portfolios,            0.90%            0.00%         0.00%            0.90%
Inc. - American Century VP Balanced Fund:
Class I

American Century Variable Portfolios,            1.00%            0.00%         0.00%            1.00%
Inc. - American Century VP Capital
Appreciation Fund: Class I

American Century Variable Portfolios,            0.70%            0.00%         0.00%            0.70%
Inc. - American Century VP Income &
Growth Fund: Class I

American Century Variable Portfolios,            1.26%            0.00%         0.00%            1.26%
Inc. - American Century VP International
Fund: Class I

American Century Variable Portfolios,            1.00%            0.00%         0.00%            1.00%
Inc. - American Century VP Ultra Fund:
Class I

American Century Variable Portfolios,            0.97%            0.00%         0.00%            0.97%
Inc. - American Century VP Value Fund:
Class I

Credit Suisse Trust - Global Post-Venture        1.04%            0.36%         0.00%            1.40%
Capital Portfolio

Credit Suisse Trust - International Focus        1.00%            0.30%         0.00%            1.30%
Portfolio

Credit Suisse Trust - Small Cap Growth           0.90%            0.22%         0.00%            1.12%
Portfolio

Dreyfus Investment Portfolios - Small Cap        0.35%            0.00%         0.25%            0.60%
Stock Index Portfolios: Service Shares

The Dreyfus Socially Responsible Growth          0.75%            0.03%         0.00%            0.78%
Fund, Inc.: Initial Shares

Dreyfus Stock Index Fund, Inc.: Initial          0.25%            0.01%         0.00%            0.26%
Shares

Dreyfus Variable Investment Fund - Growth        0.75%            0.05%         0.00%            0.80%
& Income Portfolio: Initial Shares

Federated Insurance Series - Federated           0.55%            0.15%         0.00%            0.70%
Quality Bond Fund II: Primary Shares

Fidelity VIP Equity-Income Portfolio:            0.48%            0.10%         0.00%            0.58%
Initial Class

Fidelity VIP Growth Portfolio: Initial           0.58%            0.10%         0.00%            0.68%
Class

Fidelity VIP High Income Portfolio:              0.58%            0.13%         0.00%            0.71%
Initial Class

Fidelity VIP Overseas Portfolio: Initial         0.73%            0.19%         0.00%            0.92%
Class

Fidelity VIP II Asset Manager Portfolio:         0.53%            0.11%         0.00%            0.64%
Initial Class

Fidelity VIP II Contrafund(R)                    0.58%            0.10%         0.00%            0.68%
Portfolio: Initial Class

Fidelity VIP III Value Strategies                0.58%            0.26%         0.10%            0.94%
Portfolio: Service Class

GVIT Gartmore GVIT Global Financial              1.00%            0.26%         0.00%            1.26%
Services Fund: Class I

GVIT Gartmore GVIT Global Health Sciences        1.00%            0.32%         0.00%            1.32%
Fund: Class I

GVIT Gartmore GVIT Global Utilities Fund:        0.80%            0.28%         0.00%            1.08%
Class I

GVIT Gartmore GVIT Government Bond Fund:         0.50%            0.25%         0.00%            0.75%
Class I

GVIT Gartmore GVIT Growth Fund: Class I          0.59%            0.25%         0.00%            0.84%

GVIT Gartmore GVIT Investor Destinations         0.00%            0.36%         0.25%            0.61%
Conservative Fund

                                              MANAGEMENT          OTHER         12b-1        TOTAL MUTUAL
                                                 FEES           EXPENSES        FEES         FUND EXPENSES
                                              ----------        --------        -----        -------------
GVIT Gartmore GVIT Investor Destinations         0.00%            0.36%         0.25%            0.61%
Moderately Conservative Fund

GVIT Gartmore GVIT Investor Destinations         0.13%            0.20%         0.25%            0.58%
Moderate Fund

GVIT Gartmore GVIT Investor Destinations         0.10%            0.26%         0.25%            0.61%
Moderately Aggressive Fund

GVIT Gartmore GVIT Investor Destinations         0.07%            0.29%         0.25%            0.61%
Aggressive Fund

GVIT Gartmore GVIT Money Market Fund:            0.38%            0.25%         0.00%            0.63%
Class I

GVIT Gartmore GVIT Nationwide Leaders            0.84%            0.41%         0.00%            1.25%
Fund: Class I

GVIT Gartmore GVIT Total Return Fund:            0.59%            0.25%         0.00%            0.84%
Class I

GVIT Gartmore GVIT U.S. Growth Leaders           0.90%            0.22%         0.00%            1.12%
Fund: Class I

GVIT GVIT Small Cap Value Fund: Class I          0.86%            0.22%         0.00%            1.08%

GVIT GVIT Small Company Fund: Class I            0.93%            0.26%         0.00%            1.19%

Neuberger Berman AMT Balanced Portfolio          0.85%            0.22%         0.00%            1.07%

Neuberger Berman AMT Growth Portfolio            0.84%            0.05%         0.00%            0.89%

Neuberger Berman AMT Guardian Portfolio          0.85%            0.14%         0.00%            0.99%

Neuberger Berman AMT Limited Maturity            0.65%            0.08%         0.00%            0.73%
Bond Portfolio

Neuberger Berman AMT Partners Portfolio          0.82%            0.05%         0.00%            0.87%

Oppenheimer Variable Account Funds -             0.72%            0.05%         0.00%            0.77%
Oppenheimer Bond Fund/VA: Initial Class

Oppenheimer Variable Account Funds -             0.64%            0.06%         0.00%            0.70%
Oppenheimer Global Securities Fund/VA:
Initial Class

Oppenheimer Variable Account Funds -             0.72%            0.04%         0.00%            0.76%
Oppenheimer Multiple Strategies Fund/VA:
Initial Class

Strong Opportunity Fund II, Inc.                 0.75%            0.35%         0.00%            1.10%

Strong Variable Insurance Funds, Inc. -          1.00%            0.03%         0.00%            1.03%
International Stock Fund II

Strong Variable Insurance Funds, Inc. -          1.00%            0.20%         0.00%            1.20%
Strong Discovery Fund II, Inc.

The Universal Institutional Funds, Inc. -        0.75%            0.35%         0.00%            1.10%
U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust -              1.00%            0.19%         0.00%            1.19%
Worldwide Bond Fund

Van Eck Worldwide Insurance Trust -              1.00%            0.28%         0.00%            1.28%
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust -              1.00%            0.15%         0.00%            1.15%
Worldwide Hard Assets Fund


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                       before reimbursements and waivers)

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                                                      Management        Other        12b-1      Total Underlying
                                                         Fees          Expenses       Fees    Mutual Fund Expenses
                                                      ----------       --------      -----    --------------------
Credit Suisse Trust - Global Post-Venture Capital        1.25%          0.36%        0.00%            1.61%
Portfolio

Federated Insurance Series - Federated Quality           0.60%          0.40%        0.25%            1.25%
Bond Fund II: Primary Shares

GVIT Gartmore GVIT Investor Destinations                 0.13%          0.43%        0.25%            0.81%
Conservative Fund

GVIT Gartmore GVIT Investor Destinations                 0.13%          0.42%        0.25%            0.80%
Moderately Conservative Fund

GVIT Gartmore GVIT Investor Destinations                 0.13%          0.26%        0.25%            0.64%
Moderately Aggressive Fund

GVIT Gartmore GVIT Investor Destinations                 0.13%          0.29%        0.25%            0.68%
Aggressive Fund

Strong Opportunity Fund II, Inc.                         0.75%          0.65%        0.00%            1.40%

The Universal Institutional Funds, Inc. - U. S.          0.80%          0.35%        0.00%            1.15%
Real Estate Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Bond       1.00%          0.24%        0.00%            1.24%
Fund

Van Eck Worldwide Insurance Trust - Worldwide            1.00%          0.30%        0.00%            1.30%
Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard       1.00%          0.18%        0.00%            1.18%
Assets Fund



Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account.



Currently, none of the underlying mutual funds assess a short-term trading fee.

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE


If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to the minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least equal to the minimum monthly premium.

Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy. Availability varies by state (see "Riders").

Riders currently include:

-    Maturity Extension Endorsement;
-    Spousal Rider;
-    Child Rider;
-    Waiver of Monthly Deductions Rider;
-    Accidental Death Benefit Rider;
-    Base Insured Term Rider;
-    Accelerated Death Benefit Rider;
-    Change of Insured Rider; and
-    Guaranteed Minimum Death Benefit Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE


Nationwide offers a wide array of investment products, including variable annuity and variable life insurance products. Each of these products has different charges, benefit features and underlying investment options. Investors are encouraged to compare and contrast the costs and benefits of the policies against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the investor's particular investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account- 3 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on August 8, 1984, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy


Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners of any changes and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy owner has an unconditional right to transfer all of the cash value in the variable account to the fixed account. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.


The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

(1) shares of a current underlying mutual fund option are no longer available for investment; or

(2)  further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain general applicable provisions of the federal securities law concerning the accuracy and completeness of statements made in prospectuses.

Premiums will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the contracts at varying rate(s) set by Nationwide. The guaranteed rate for any premiums will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including surrender charges.

New premiums deposited to the contract and allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

     -    the insured must be age 80 or younger;

     - Nationwide may require satisfactory evidence of insurability (including a medical exam); and

     - a minimum specified amount $50,000 ($100,000 in Pennsylvania and New Jersey).

PREMIUM PAYMENTS

Each premium payment must be at least equal to the minimum monthly premium. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

     - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;

     - during the first 3 policy years, the total premium payments, less any policy indebtedness and less any partial surrenders, less any partial surrender fee, must be greater than or equal to the minimum premium requirement in order to guarantee the policy remain in force. (The minimum premium requirement is shown on the policy data page);

     - premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and

     - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-    New Year's Day
-    Martin Luther King, Jr. Day
-    Presidents' Day
-    Good Friday
-    Memorial Day
-    Independence Day
-    Labor Day
-    Thanksgiving
-    Christmas

Nationwide also will not price premium payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. The sales load is guaranteed not to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the break point premium. The break point premium amount is located on the policy data page.

The total sales load actually deducted from any policy will be equal to the sum of the front-end sales load plus any sales surrender charge.

PREMIUM EXPENSE CHARGE

Nationwide deducts a charge for state premium taxes equal to 2.5% of premiums for all states. This charge reimburses Nationwide for administrative expenses on an aggregate basis including premium taxes imposed by various state and local jurisdictions.

Nationwide expects to pay an average state premium tax rate of approximately 2.50% of premiums for all states. State tax rates can range from 0% to 4%. This charge may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

Nationwide does not expect to make a profit from this charge.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first 9 years. The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The surrender charge is calculated based on the initial specified amount.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis. See Appendix B for specific examples.

                    INITIAL SPECIFIED AMOUNT $50,000-$99,999

                       FEMALE
 ISSUE    MALE NON-     NON-         MALE         FEMALE
  AGE      TOBACCO     TOBACCO     STANDARD      STANDARD
------    ---------    -------     --------      --------
   25       $7.776      $7.521      $8.369        $7.818
   35       $8.817      $8.398      $9.811        $8.891
   45      $12.191     $11.396     $13.887       $12.169
   55      $15.636     $14.011     $18.415       $15.116
   65      $22.295     $19.086     $26.577       $20.641

                    INITIAL SPECIFIED AMOUNT $100,000 OR MORE

                        FEMALE
  ISSUE   MALE NON-      NON-         MALE        FEMALE
   AGE     TOBACCO     TOBACCO      STANDARD     STANDARD
------    ---------    -------     --------      --------
   25        $5.776     $5.521       $6.369       $5.818
   35        $6.817     $6.398       $7.811       $6.891
   45        $9.691     $8.896      $11.387       $9.669
   55       $13.136    $11.511      $15.915      $12.616
   65       $21.295    $18.086      $25.577      $19.641

The surrender charge is comprised of two components:

-        an underwriting component; and

-        a sales component.

The underwriting component varies by issue age in the following manner:

                       $1,000 OF INITIAL SPECIFIED AMOUNT

  ISSUE     SPECIFIED AMOUNTS     SPECIFIED AMOUNTS
   AGE      LESS THAN $100,000     $100,000 OR MORE
  -----     ------------------    -----------------
   0-35           $6.00                  $4.00
  36-55           $7.50                  $5.00
  56-80           $7.50                  $6.50

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:
     - processing applications;
     - conducting medical exams;
     - determining insurability and the insured's underwriting class; and
     - establishing policy records.

The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. In no event will this component exceed 26-1/2% of the lesser of the Guideline Level Premium required in the first year or the premiums actually paid in the first year. The purpose of the sales component is to reimburse Nationwide for expenses incurred in the distribution of the policies.

The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include any profits, from the mortality and expense risk charge. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

REDUCTIONS TO SURRENDER CHARGES

Surrender charges are reduced in subsequent policy years as follows:


    NUMBER OF
    COMPLETED         SURRENDER CHARGE AS A % OF
   POLICY YEARS       INITIAL SURRENDER CHARGES
   ------------       -------------------------
        0                        100%
        1                        100%
        2                        90%
        3                        80%
        4                        70%
        5                        60%
        6                        50%
        7                        40%
        8                        30%
   9 and after                    0%

The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the specified amount.

For the initial specified amount, a completed policy year (in the chart above) is measured from the issue date. For any increase in specified amount, a completed policy year (in the chart above) is measured from the effective date of the increase.

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix
B).

MONTHLY COST OF INSURANCE

The cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value - each calculated at the beginning of the policy month. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If Death Benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on specified amounts less than $100,000 are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on specified amounts of $100,000 or more are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

For policies issued in Texas on a standard basis ("Special Class - Standard" in Texas), guaranteed cost of insurance rates for specified amounts less than $100,000 are based on 130% of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non-medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately to the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $12.50 per month in the first year and $5 per month in renewal years. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $25 per month in the first year and $7.50 per month in renewal years.

INCREASE CHARGE

The increase charge is deducted from cash value when the policy owner requests an increase in the specified amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.

The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is equal to $1.50 per year per $1,000. The sales component is equal to $0.54 per year per $1,000. Nationwide does not expect to realize a profit from this charge.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. The charge is equivalent to an annualized rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th anniversary, if the cash surrender value is $25,000 or more, the mortality and expense risk charge is reduced to 0.50% on an annualized basis. For policies issued in New York, the reduction occurs regardless of the cash surrender value. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

All charges are guaranteed. Nationwide may realize a profit from policy charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes assessed against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group or sponsored arrangement made available by Nationwide (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

     -    the number of insured;

     -    the total premium expected to be paid;

     -    total assets under management for the policy owner;

     -    the nature of the relationship among individual insured;

     -    the purpose for which the policies are being purchased;

     -    the expected persistency of individual policies; and

     - any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflect differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

Partial Surrenders

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

     (1)  the minimum partial surrender is $500;

     (2) partial surrenders may not reduce the specified amount to less than $50,000;

     (3) after a partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction if higher;

     (4) maximum total partial surrenders in any policy year are limited to 10% of the total premium payments. Currently, this requirement is waived beginning in the 15th year if the cash surrender value is $10,000 or more after the withdrawal; and

     (5) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount.

Surrender charges are waived for partial surrenders that satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties.

REDUCTION OF THE SPECIFIED AMOUNT

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced, (except in the case of a preferred partial surrender.) The reduction to the specified amount will be made in the following order:

     (1)  against the most recent increase in the specified amount;

     (2) against the next most recent increases in the specified amount in succession; and

     (3)  against the specified amount under the original application.

Nationwide reserves the right to deduct a fee from the partial surrender amount. The maximum fee is $25.00. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax adviser.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

     (1)  the value each year of the life insurance protection provided;

     (2)  an amount equal to any employer-paid premiums; or

     (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation period plus any net premium applied since the previous valuation period, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the affected death benefit and cash value will be adjusted to reflect the correct age and sex. The cash value will be adjusted to reflect the cost of insurance charge on the correct age and sex from the policy date.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before the change was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

     (1)  the request must be in writing;

     (2)  satisfactory evidence of insurability must be provided;

     (3)  the increase must be for a minimum of $10,000;

     (4) the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

     (5)  age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary date on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day on or next following the date

Nationwide receives the request. Any such decrease shall reduce insurance in the following order:

     (1)  against insurance provided by the most recent increase;

     (2)  against the next most recent increases successively; and

     (3)  against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

     (1) reduce the specified amount to less than $50,000 ($100,000 in New Jersey); or

     (2)  disqualify the policy as a contract for life insurance.

RIDERS

A rider may be added as an addition to the policy. Rider availability varies by state.

Maturity Extension Endorsement: This rider provides the ability to extend the maturity date of the policy until the date of the insured's death. Upon election of this rider, several restrictions impact the policy owner's ability to make certain policy changes, Nationwide automatically will make several policy changes to reduce its risk, and no further premium payments will be accepted.

Spousal Rider: This rider provides a level amount of term insurance on the spouse of the primary insured. This rider may be added after issue of the base policy. The spouse rider minimum face amount is $25,000 and the maximum face amount is $500,000.

Child Rider: This rider provides term insurance on each insured child and may be added after issue of the base policy. The minimum amount of coverage is $3,000 and the maximum is $25,000. Eligible application ages are 15 days up to and including age 17.

Waiver of Monthly Deductions Rider: This rider is available to insureds age 15-59 and provides for the waiver of total policy monthly deductions by Nationwide upon delivery of sufficient documentation of the primary insured's disability. Benefit duration under this rider is limited based on the age at which disability occurs and the duration of the disability.

Accidental Death Benefit Rider: This rider provides a death benefit payable in addition to the face amount of the base policy. The accidental death benefit rider may be added after issue of the base policy. The minimum face amount is $1,000 and the maximum face amount for this rider is $200,000. This rider is available to insureds age 5-65.

Base insured Term Rider: This rider provides term insurance on the base insured age 18-70. This rider is a non-commissionable supplement to the base policy and may be added after issue of the base policy. Level or automatically decreasing death benefits may be chosen by the policy owner.

Accelerated Death Benefit Rider: This rider allows for up to 50% of the policy's net amount at risk to be paid to the policy owner if the insured is diagnosed with a terminal illness resulting in a life expectancy of 12 months or less.

Change of Insured Rider: The named insured on the policy may be exchanged for a new insured, subject to approval. The rider requires a written application and satisfactory evidence of insurability. After the exchange, the cost of insurance charges will be based on the new insured's age and risk class.

Guaranteed Minimum Death Benefit Rider: This rider permits the purchase of an extension in the duration of guaranteed death benefit and must be added prior to issue of the base policy.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, than converted into accumulation units. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to sub-accounts on the application will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I during the period that a policy owner can cancel the policy, unless specific state require premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. The number of accumulation units will not change as a result of investment experience.

NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c) is a factor representing the daily mortality and expense risk charge. This factor is equal to an annualized rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th, the mortality and expense risk charge is reduced to an amount equal to an annualized rate of 0.50% of the daily net assets of the variable account if the cash surrender value is $25,000 or more each policy anniversary. For policies issued in New York, the charge is reduced regardless of the cash surrender value on each anniversary.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for the mortality and expense risk charge, and any charge or credit for tax reserves.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 4%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer 100% of allocations without penalty or adjustment subject to the following conditions:

- Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year;

- transfers made to the fixed account may not be made in the first policy year;

- Nationwide reserves the right to restrict transfers from the fixed account to 25% of the cash value attributable to the fixed account; and

- Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms


Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some policy owners (or third parties acting on their behalf).



If Nationwide determines that a policy owner (or a third party acting on the policy owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified policy owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected policy owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected policy owner.


RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

     -    10 days after receiving the policy;

     -    45 days after signing the application; or

     -    10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time after the first policy year using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary.

For policies issued in Texas, maximum policy indebtedness is limited to 90% of the cash value in the sub-accounts and 100% of the cash value in the fixed account, less surrender charges and interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $200. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

Currently, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent policy years. Nationwide guarantees the rate will never be lower than 5.1%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all policy loans.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested or at the time of loan repayment. The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness plus accrued interest exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.


Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Fidelity VIP High Income Portfolio: Initial Class; GVIT Gartmore GVIT Government Bond Fund:
Class I; GVIT Gartmore GVIT Money Market Fund: Class I; and the Neuberger Berman AMT Limited Maturity Bond Portfolio.


Transfers from the fixed account must be equal to 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of two death benefit options:

OPTION 1. The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1 the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations.

OPTION 2. The death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value and will vary directly with the investment performance.

The term "applicable percentage" means:

     (1) 250% when the insured is attained age 40 or less at the beginning of a policy year; and

     (2) when the insured is above attained age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."

                    APPLICABLE PERCENTAGE OF CASH VALUE TABLE

  ATTAINED     PERCENTAGE OF      ATTAINED     PERCENTAGE OF    ATTAINED     PERCENTAGE OF
    AGE          CASH VALUE         AGE         CASH VALUE         AGE        CASH VALUE
  --------     -------------      --------     -------------    --------     -------------
   0-40             250%             60            130%            80            105%
     41             243%             61            128%            81            105%
     42             236%             62            126%            82            105%
     43             229%             63            124%            83            105%
     44             222%             64            122%            84            105%

     45             215%             65            120%            85            105%
     46             209%             66            119%            86            105%
     47             203%             67            118%            87            105%
     48             197%             68            117%            88            105%
     49             191%             69            116%            89            105%

     50             185%             70            115%            90            105%
     51             178%             71            113%            91            104%
     52             171%             72            111%            92            103%
     53             164%             73            109%            93            102%
     54             157%             74            107%            94            101%

     55             150%             75            105%            95            100%
     56             146%             76            105%
     57             142%             77            105%
     58             138%             78            105%
     59             134%             79            105%

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary date following the date the change is approved by Nationwide.

If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness. If the insured dies by suicide, while sane or insane, within 2 years from the date Nationwide accepts an application for an increase in the specified amount, Nationwide will pay no more than the death benefit associated with the initial specified amount, plus the Cost of Insurance Charges associated with the increase in specified amount.


MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION


The policy owner may, within 24 months of the policy day, make an irrevocable election to transfer all sub-account cash value to the fixed account. This election must be in writing and received at Nationwide's home office. This right of conversion may not be available in all states.


GRACE PERIOD

First Three Policy Years

The policies will not lapse during the first three policy years provided that on each monthly anniversary day (1) is greater than or equal to (2), where:

     (1) is the sum of all premiums paid to date minus any policy indebtedness, minus any partial surrenders, and minus any partial surrender fee; and

     (2) is the sum of monthly minimum premiums required since the minimum premium, including the monthly minimum premium for the current monthly anniversary day.

If (1) is less than (2) and the cash surrender value is less than zero, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to satisfy the minimum premium requirement. If sufficient premium is not paid by the end of the grace period, the policy will lapse without value. In any event, the policy will not lapse as long as there is a positive cash surrender value.

Policy Years Four and After

If the cash surrender value on a monthly anniversary date is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary date will be allowed for the payment of sufficient premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.

All Policy Years

Nationwide will send a notice at the start of the grace period to the policy owner's last known address. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     (1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     (2)  providing evidence of insurability satisfactory to Nationwide;

     (3) paying an amount of premium equal to the minimum monthly premiums missed since the beginning of the grace period, if the policy terminated to the first 3 policy years;

     (4) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period if the policy terminated in the fourth or later policy year;

     (5) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

     (6) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

     (1)  the cash value at the end of the grace period; or

     (2) the surrender charge for the policy year in which the policy was reinstated.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS


Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.



Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies").



As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.



The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59-1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code described above.



The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment, or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.



In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts, such as the variable account, be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.



If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.



Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.



Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.



A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.



WITHHOLDING



Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the income that is distributed. The mandatory backup withholding may arise if no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.



ESTATE AND GENERATION-SKIPPING TRANSFER TAXES



State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.



The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2002, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.



When the insured dies, the death benefit will generally be included in such insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.



If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy. Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability. The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.



NON-RESIDENT ALIENS



Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.



A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes, any such distributions may be subject to back-up withholding at the statutory rate if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.



TAXATION OF NATIONWIDE



Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.



Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.



Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.



TAX CHANGES



The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.



The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.



If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.



Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.



The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, you should consult your independent legal, tax and/or financial adviser.


LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

     - an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

     - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

     - statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.


On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.



On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing.

The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.


There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The financial statements of Nationwide VLI Separate Account - 3 and Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


REGISTRATION STATEMENT


Nationwide has filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the policies discussed in this prospectus. However, the prospectus does not contain all the information included in the registration statement. The registration statement may also contain amendments and exhibits that are not included in the prospectus. The prospectus is meant to be a summary and explanation of the policy, which is the legal binding instrument for the policies. Please refer to the policy for additional information.


DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

     -    Nationwide VLI Separate Account-2;
     -    Nationwide VLI Separate Account-3;
     -    Nationwide VLI Separate Account-4;


     -    Nationwide VLI Separate Account-5;


     -    Nationwide Multi-Flex Variable Account;
     -    Nationwide Variable Account;
     -    Nationwide Variable Account-II;


     -    Nationwide Variable Account-4;


     -    Nationwide Variable Account-5;
     -    Nationwide Variable Account-6;


     -    Nationwide Variable Account-7;


     -    Nationwide Variable Account-8;
     -    Nationwide Variable Account-9;
     -    Nationwide Variable Account-10;
     -    Nationwide VA Separate Account-A;
     -    Nationwide VA Separate Account-B;
     -    Nationwide VA Separate Account-C;
     -    Nationwide VL Separate Account-C; and
     -    Nationwide VL Separate Account-D.

Gross first year commissions paid by Nationwide on the sale of these policies plus fees for marketing services provided by NISC are not more than 35% of the target premium plus 4% of any excess premium payments. Gross renewal commissions in years 2-5 paid by Nationwide will not exceed 4% of actual premium payments, and will not exceed 2% in years 6 and after.


No underwriting commissions have been paid by Nationwide to NISC.



NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS



The following is a list of Directors and Officers of NISC.



Joseph J. Gasper, Director and Chairman of the Board
Richard A. Karas, Director and Vice Chairman
Mark A. Thresher, Director and Senior Vice President and Treasurer
Duane C. Meek, President
Robert A. Oakley, Executive Vice President-Chief Financial Officer
Robert J. Woodward, Jr., Executive Vice President-Chief Investment Officer Barbara J. Shane, Vice President-Compliance Officer
Alan A. Todryk, Vice President-Taxation
Carol L. Dove, Associate Vice President-Treasury Services and Assistant
  Treasurer
Glenn W. Soden, Associate Vice President and Secretary

John F. Delaloye, Assistant Secretary
E. Gary Berndt, Assistant Treasurer
Terry C. Smetzer, Assistant Treasurer



The business address of the Directors and Officers listed above is One Nationwide Plaza, Columbus, Ohio 43215.


ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

     -    Nationwide Variable Account;
     -    Nationwide Variable Account-II;
     -    Nationwide Variable Account-3;
     -    Nationwide Variable Account-4;
     -    Nationwide Variable Account-5;
     -    Nationwide Variable Account-6;
     -    Nationwide Variable Account-7;
     -    Nationwide Variable Account-8;
     -    Nationwide Variable Account-9;
     -    Nationwide Variable Account-10;


     -    Nationwide Variable Account-11;


     -    MFS Variable Account;
     -    Nationwide Multi-Flex Variable Account;
     -    Nationwide VLI Separate Account;
     -    Nationwide VLI Separate Account-2;
     -    Nationwide VLI Separate Account-3;
     -    Nationwide VLI Separate Account-4; and
     -    Nationwide VLI Separate Account-5.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

COMPANY MANAGEMENT

Nationwide and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.


Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. The business address of the directors and officers listed below is One Nationwide Plaza, Columbus, Ohio 43215.



W. G. JURGENSEN has been Chief Executive Officer of Nationwide since August 2000, Chief Executive Officer-Elect from May to August 2000 and a Director of Nationwide since May 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to 2000. Mr. Jurgensen was Executive Vice President of First Chicago NBD Corporation and Chairman of FCC National Bank from 1996 to 1998. Mr. Jurgensen has been with Nationwide for 2 years.



JOSEPH J. GASPER has been President and Chief Operating Officer and a Director of Nationwide since April 1996. Previously, he was Executive Vice
President-Property and Casualty Operations of Nationwide from April 1995 to April 1996. He was Senior Vice President-

Property and Casualty Operations of Nationwide from September 1993 to April 1995. Prior to that time, Mr. Gasper held various management positions with the Nationwide companies. Mr. Gasper has been with Nationwide for 35 years.



GALEN R. BARNES has been a Director of Nationwide since May 2001. He served as President of Nationwide Insurance Enterprise from April 1996 to April 1999. He was Director and Vice Chairman of the Wausau Insurance Companies, a Nationwide affiliate, from September 1996 to December 1998; and Director, President and Chief Operating Officer from May 1993 to September 1996. Mr. Barnes was Senior Vice President of Nationwide from May 1993 to April 1996. Prior to that time, Mr. Barnes held several positions within Nationwide. Mr. Barnes has been with Nationwide for 25 years.



RICHARD D. HEADLEY has been Executive Vice President of Nationwide since July 2000. Previously, he was Executive Vice President-Chief Information Technology Officer of Nationwide from August 1999 to August 2000, and Senior Vice President-Chief Information Technology Officer of Nationwide from October 1997 to May 1999. Prior to that time, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. Mr. Headley has been with Nationwide for 4 years.



MICHAEL S. HELFER has been Executive Vice President-Corporate Strategy of Nationwide since August 2000. He has been a Director of Nationwide since May 2001. Prior to that time, Mr. Helfer was a partner with Wilmer, Cutler and Pickering from 1978 to October 2000. Mr. Helfer has been with Nationwide for 2 years.



DONNA A. JAMES has been Executive Vice President-Chief Administrative Officer of Nationwide since July 2000 and a Director of Nationwide since May 2001. Ms. James was Senior Vice President-Chief Human Resources Officer from May 1999 to July 2000 and Senior Vice President-Human Resources of Nationwide from December 1997 to May 1999. Previously, she was Vice President-Human Resources of Nationwide from July 1996 to December 1997. Previously, Ms. James was Vice President-Assistant to the CEO of Nationwide from March 1996 to July 1996 and Associate Vice President-Assistant to the CEO from May 1994 to March 1996. Prior to that time, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 20 years.



MICHAEL C. KELLER has been Executive Vice President-Chief Information Officer of Nationwide since June 2001. Prior to that time, Mr. Keller was Senior Vice President of Bank One from January 1998 to June 2001, and held various management positions with IBM from July 1982 to December 1997. Mr. Keller has been with Nationwide for 1 year.



ROBERT A. OAKLEY has been Executive Vice President-Chief Financial Officer of Nationwide since April 1995 and a Director of Nationwide since May 2001. Previously, he was Senior Vice President-Chief Financial Officer of Nationwide from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 26 years.



ROBERT J. WOODWARD, JR. has been Executive Vice President-Chief Investment Officer of Nationwide since August 1995 and a Director of Nationwide since May 2001. Previously, he was Senior Vice President-Fixed Income Investments of Nationwide from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 37 years.



JOHN R. COOK, JR. has been Senior Vice President-Chief Communications Officer of Nationwide since May 1997. Previously, Mr. Cook was Senior Vice President-Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 5 years.



DAVID A. DIAMOND has been Senior Vice President-Corporate Strategy since December 2000. Previously, he was Senior Vice President-Corporate Controller of Nationwide from August 1999 to December 2000. He was Vice President-Controller of Nationwide from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 13 years.



PHILIP C. GATH has been Senior Vice President-Chief Actuary-Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President-Product
Manager-Individual Variable Annuity from July 1997 to May 1998, and Vice President-Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 33 years.



PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary of Nationwide since April 2000, and was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999. Ms. Hatler has been with Nationwide for 3 years.



DAVID K. HOLLINGSWORTH has been Senior Vice President-President Nationwide Insurance Sales since August 2001. Mr. Hollingsworth has been with Nationwide for 12 years.

DAVID R. JAHN has been Senior Vice President-Product Management since November 2000. Mr. Jahn has been with Nationwide for 30 years.

RICHARD A. KARAS has been Senior Vice President-Sales-Financial Services of Nationwide since March 1993. Previously, he was Vice President-Sales-Financial Services of Nationwide from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 37 years.



GREGORY S. LASHUTKA has been Senior Vice President-Corporate Relations of Nationwide since January 2000. Prior to that time, he was Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. Mr. Lashutka has been with Nationwide for 2 years.



EDWIN P. MCCAUSLAND, JR. has been Senior Vice President-Fixed Income Securities since April 1998. Prior to joining Nationwide, he was Vice President-Managing Director of Massachusetts Life Insurance Company. Mr. McCausland has been with Nationwide for 5 years.



ROBERT H. MCNAGHTEN has been Senior Vice President-Real Estate Investments since November 2001. Prior to joining Nationwide in 1987 he was Executive Vice President with Buckeye Federal Savings & Loan. Mr. McNaghten has been with Nationwide for 15 years.



MICHAEL D. MILLER has been Senior Vice President-NI Finance since May 2001. Prior to joining Nationwide in 1985 he was P/C Accounting Manager with Celina Group. Mr. Miller has been with Nationwide for 17 years.



BRIAN W. NOCCO has been Senior Vice President and Treasurer of Nationwide since April 2001. Prior to that time, he was Executive Vice President of Imperial Bank and subsidiaries from May 1998 to June 2001. He was Senior Vice President-Chief Compliance Officer with The Chubb Corporation from 1994 to 1998 and Treasurer and Vice President-Finance of Continental Bank Corporation from 1986 to 1994. From 1974 to 1986 he held management positions in several companies. Mr. Nocco has been with Nationwide for 1 year.



MARK D. PHELAN has been Senior Vice President-Technology and Operations of Nationwide since December 2000. Prior to that time, he was Executive Vice President of Check Free Corporation from October 1992 to November 1997, Sales Vice President of AT&T Corporation from February 1982 to November 1992, and Operations Manager with IBM Corporation from April 1977 to February 1982. Mr. Phelan has been with Nationwide for 2 years.



DOUGLAS C. ROBINETTE has been Senior Vice President-Claims since November 2000. Prior to joining Nationwide, he was a CPA with KPMG LLP. Mr. Robinette has been with Nationwide for 15 years.



JOHN S. SKUBIK has been Senior Vice President-Strategic Initiatives since November 2001. Prior to joining Nationwide in 2001, Mr. Skubik was an Executive Vice President with Bank One.



MARK R. THRESHER has been Senior Vice President-Finance-Nationwide Financial since May 1999. Previously, he was Vice President-Controller of Nationwide from August 1996 to May 1999. He was Vice President and Treasurer of Nationwide from June 1996 to August 1996. Prior to that time, Mr. Thresher served as a partner with KPMG LLP from July 1988 to May 1996. Mr. Thresher has been with Nationwide for 6 years.



RICHARD M. WAGGONER has been Senior Vice President-Operations since August 1999. Mr. Waggoner has been with Nationwide for 18 years.



SUSAN A. WOLKEN has been Senior Vice President-Product Management and Nationwide Financial Marketing since May 1999. Previously, she was Senior Vice President-Life Company Operations of Nationwide from June 1997 to May 1999. She was Senior Vice President-Enterprise Administration of Nationwide from July 1996 to June 1997. Prior to that time, she was Senior Vice President-Human Resources of Nationwide from April 1995 to July 1996, Vice President-Human Resources of Nationwide from September 1993 to April 1995, and Vice President-Individual Life and Health Operations from September 1993 to April 1995. Ms. Wolken has been with Nationwide for 27 years.



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APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.


     AMERICAN CENTURY VP BALANCED FUND: CLASS I
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and the remainder in fixed income securities.



     AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999) Investment Objective:
     Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.



     AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
     Investment Objective: Capital growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.



     AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.



     AMERICAN CENTURY VP ULTRA FUND: CLASS I
     Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.



     AMERICAN CENTURY VP VALUE FUND: CLASS I
     Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.



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CREDIT SUISSE TRUST
The Credit Suisse Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC.


     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PREMIUM PAYMENTS AS OF MAY 1, 2002) Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as a part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.



     INTERNATIONAL FOCUS PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PREMIUM PAYMENTS AS OF MAY 1, 2002) Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.



     SMALL CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.



DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.



     SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using a this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance companies. The Dreyfus Corporation serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence


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     that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     GROWTH AND INCOME PORTFOLIO: INITIAL SHARES
     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.


FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.



     FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
     Investment Objective: Current income by investing in investment grade fixed income securities.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. VIP's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.


     VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS
     Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.



     VIP GROWTH PORTFOLIO: INITIAL CLASS
     Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).



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     VIP HIGH INCOME PORTFOLIO: INITIAL CLASS
     Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.



     VIP OVERSEAS PORTFOLIO: INITIAL CLASS
     Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the manager of VIP II and its Portfolios.


     VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS
     Investment Objective: High total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Assets are allocated among stocks, bonds, and short-term money market instruments, maintaining a neutral mix over time of 50% of assets in stock, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.



     VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS
     Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.



     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.



GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.



     GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.



     GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I
     Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.



     GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
     Subadviser: Gartmore Global Partners Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.



     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I
     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.



     GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
     Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.



     GARTMORE GVIT INVESTOR DESTINATIONS FUNDS



          GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
          Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.



          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.



          GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
          Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.



          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.



          GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
          Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.



     GARTMORE GVIT MONEY MARKET FUND: CLASS I
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.



     GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS I
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.



     GARTMORE GVIT TOTAL RETURN FUND: CLASS I
     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.



     GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I
     Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.



     GVIT SMALL CAP VALUE FUND: CLASS I
     Subadviser: The Dreyfus Corporation Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.



     GVIT SMALL COMPANY FUND: CLASS I
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its Portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each Portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.


     AMT BALANCED PORTFOLIO
     Investment Objective: Long-term capital growth and reasonable current income without undue risk to principal. The Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. NB Management anticipates that the Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the NB Management's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward as low as 50% or upward as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities.


     AMT GROWTH PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT LIMITED MATURITY BOND PORTFOLIO
     Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The Portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds is an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.


     OPPENHEIMER BOND FUND/VA: INITIAL CLASS
     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.



     OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
     Investment Objective: Long-term capital appreciation by investing a substantial portion of

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     assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.


     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA: INITIAL CLASS
     Investment Objective: Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.


STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company, commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation is authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment adviser to the Funds.

     INTERNATIONAL STOCK FUND II (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999) Investment Objective: Capital growth by investing primarily in the equity securities of issuers located outside the United States.

     STRONG DISCOVERY FUND II, INC. (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Adviser believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.


VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Van Eck Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The investment adviser and manager is Van Eck Associates Corporation.


     WORLDWIDE BOND FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1,
     2002)
     Investment Objective: High total return through a flexible policy of investing globally, primarily in debt securities.



     WORLDWIDE EMERGING MARKETS FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)
     Investment Objective: Long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." For the Fund's purpose hard assets are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: ILLUSTRATION OF SURRENDER CHARGES

Example 1: A female non-tobacco, age 45, purchases a policy with a specified amount of $50,000 and a scheduled premium of $750. She now wishes to surrender the policy during the first policy year. By using the "Initial Surrender Charge" table reproduced below, (also see "Surrender Charges") the total surrender charge per thousand, multiplied by the specified amount expressed in thousands, equals the total surrender charge of $569.80 ($11.396 x 50=569.80).

Example 2: A male non-tobacco, age 35, purchases a policy with a specified amount of $100,000 and a scheduled premium of $1100. He now wants to surrender the policy in the sixth policy year. The total maximum initial surrender charge is calculated using the method illustrated above (6.817 x 100=681.70) Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table (also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02 which is the amount Nationwide deducts as a total surrender charge.

Maximum surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis.

                    INITIAL SPECIFIED AMOUNT $50,000-$99,999

   ISSUE                  MALE                FEMALE                MALE                FEMALE
    AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
   -----              -----------          -----------            --------             --------
     25                  $7.776               $7.521               $8.369               $7.818
     35                   8.817                8.398                9.811                8.891
     45                  12.191               11.396               13.887               12.169
     55                  15.636               14.011               18.415               15.116
     65                  22.295               19.086               26.577               20.641


                   INITIAL SPECIFIED AMOUNT $100,000 AND MORE

   ISSUE                  MALE                FEMALE                MALE                FEMALE
    AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
   -----              -----------          -----------            --------             --------
     25                  $5.776               $5.521               $6.369               $5.818
     35                   6.817                6.398                7.811                6.891
     45                   9.691                8.896               11.387                9.669
     55                  13.136               11.511               15.915               12.616
     65                  21.295               18.086               25.577               19.641

                         REDUCTIONS TO SURRENDER CHARGES

 NUMBER OF            SURRENDER CHARGE           NUMBER OF           SURRENDER CHARGE
 COMPLETED            AS A % OF INITIAL          COMPLETED           AS A % OF INITIAL
POLICY YEARS          SURRENDER CHARGES         POLICY YEARS         SURRENDER CHARGES
------------          -----------------         ------------         -----------------
     0                        100%                   5                        60%
     1                        100%                   6                        50%
     2                         90%                   7                        40%
     3                         80%                   8                        30%
     4                         70%                   9+                        0%

The current surrender charges are the same for all states. However, in Pennsylvania the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charge in subsequent years in Pennsylvania are reduced in the following manner:

                      SURRENDER                            SURRENDER                            SURRENDER
   NUMBER OF        CHARGE AS A %        NUMBER OF       CHARGE AS A %        NUMBER OF           CHARGE
   COMPLETED          OF INITIAL         COMPLETED         OF INITIAL         COMPLETED     AS A % OF INITIAL
     POLICY           SURRENDER           POLICY           SURRENDER           POLICY           SURRENDER
     YEARS             CHARGES             YEARS            CHARGES             YEARS            CHARGES
   ---------        -------------        ---------       -------------        ---------     -----------------
       0                 100%                5                60%                10                20%
       1                 100%                6                50%                11                15%
       2                  90%                7                40%                12                10%
       3                  80%                8                30%                13                 5%
       4                  70%                9                25%                14+                0%

The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact the home office for an illustration.

Nationwide has no plans to change the current surrender charges.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide VLI Separate Account-3:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
February 20, 2002


--------------------------------------------------------------------------------

                     NATIONWIDE VLI SEPARATE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31,2001

ASSETS:
  Investments at fair value:
     American Century VP - American Century VP Balanced (ACVPBal)
       52,543 shares (cost $387,533) ..........................................  $   346,257

     American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
       13,417 shares (cost $176,974) ..........................................      100,625

     American Century VP - American Century VP Income & Growth (ACVPIncGr)
       6,876 shares (cost $52,056) ............................................       44,420

     American Century VP - American Century VP International (ACVPInt)
       9,690 shares (cost $95,068) ............................................       63,858

     American Century VP - American Century VP Value (ACVPValue)
       13,918 shares (cost $96,987) ...........................................      103,548

     Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
       1,301 shares (cost $24,002) ............................................       12,649

     Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
       3,575 shares (cost $46,439) ............................................       29,818

     Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCoGr)
       5,992 shares (cost $143,785) ...........................................       83,942

     The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
       7,181 shares (cost $269,047) ...........................................      191,510

     Dreyfus Stock Index Fund (DryStkIx)
       18,874 shares (cost $645,206) ..........................................      554,131

     Dreyfus VIF - Appreciation Portfolio (DryAp)
       1,703 shares (cost $64,091) ............................................       59,563

     Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
       1,392 shares (cost $31,711) ............................................       30,135

     Fidelity(R)VIP - Equity-Income Portfolio:Initial Class (FidVIPEI)
       16,128 shares (cost $386,145) ..........................................      366,920

     Fidelity(R)VIP - Growth Portfolio:Initial Class (FidVIPGr)
       30,469 shares (cost $1,468,031) ........................................    1,024,051

     Fidelity(R)VIP - High Income Portfolio:Initial Class (FidVIPHI)
       8,048 shares (cost $82,664) ............................................       51,586

     Fidelity(R)VIP - Overseas Portfolio:Initial Class (FidVIPOv)
       2,891 shares (cost $65,091) ............................................       40,131

     Fidelity(R)VIP II - Asset Manager Portfolio:Initial Class (FidVIPAM)
       5,498 shares (cost $89,868) ............................................       79,780


Fidelity(R)VIP II - Contrafund Portfolio:Initial Class (FidVIPCon)
  32,833 shares (cost $763,597) ..............................................     660,922

Fidelity(R)VIP III - Growth Opportunities Portfolio:Initial Class (FidVIPGrOp)
  710 shares (cost $13,826) ..................................................      10,741

Nationwide(R)SAT - Capital Appreciation Fund Class I (NSATCapAp)
  331,580 shares (cost $5,627,517) ...........................................   3,498,170

Nationwide(R)SAT - Government Bond Fund Class I (NSATGvtBd)
  161,323 shares (cost $1,842,907) ...........................................   1,881,027

Nationwide(R)SAT - Money Market Fund Class I (NSATMyMkt)
  800,383 shares (cost $800,383) .............................................     800,383

Nationwide(R)SAT - Small Cap Value Fund Class I (NSATSmCapV)
  20,389 shares (cost $211,911) ..............................................     211,232

Nationwide(R)SAT - Small Company Fund Class I (NSATSmCo)
  11,576 shares (cost $254,676) ..............................................     215,779

Nationwide(R)SAT - Total Return Fund Class I (NSATTotRe)
  1,262,392 shares (cost $16,465,148) ........................................  12,485,060

Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
  114,785 shares (cost $1,609,531) ...........................................   1,108,825

Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
  15,153 shares (cost $362,154) ..............................................     174,561

Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
  2,243 shares (cost $33,756) ................................................      32,837

Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
  253 shares (cost $3,264) ...................................................       3,414

Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
  7,408 shares (cost $129,171) ...............................................     111,856

Oppenheimer Bond Fund/VA (OppBdFd)
  1,033 shares (cost $11,580) ................................................      11,577

Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
  8,651 shares (cost $409,188) ...............................................     316,448

Oppenheimer Global Securities Fund/VA (OppGlSec)
  8,347 shares (cost $242,181) ...............................................     190,641

Oppenheimer Multiple Strategies Fund/VA (OppMult)
  2,147 shares (cost $34,559) ................................................      33,063

Strong Opportunity Fund II, Inc.(StOpp2)
  8,181 shares (cost $185,338) ...............................................     159,119

Strong VIF - Strong Discovery Fund II (StDisc2)
  3,296 shares (cost $37,172) ................................................      34,012

Strong VIF - Strong International Stock Fund II (StIntStk2)
  1,835 shares (cost $26,885) ................................................      13,649

UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
  585 shares (cost $4,175) ...................................................       4,061

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


     UIF - U.S. Real Estate Portfolio (UIFUSRE)
       5,306 shares (cost $61,960) ............................        64,095

     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
       135 shares (cost $1,412) ...............................         1,273

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       4,063 shares (cost $51,374) ............................        33,076

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       275 shares (cost $3,090) ...............................         2,937
                                                                 ------------
          Total investments ...................................    25,241,682
  Accounts receivable .........................................           653
                                                                 ------------
          Total assets ........................................    25,242,335
ACCOUNTS PAYABLE ..............................................          --
                                                                 ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ..............................  $ 25,242,335
                                                                 ============




See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                   TOTAL                           ACVPAdv
                                                  ---------------------------------------   -------------------------------
                                                     2001          2000          1999       2001     2000          1999
                                                  -----------   -----------   -----------   ----  -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   295,088       325,914       348,554   --         13,063        13,250
  Mortality and expense risk charges (note 3) ..     (212,731)     (272,607)     (276,154)  --         (2,188)       (3,661)
                                                  -----------   -----------   -----------   ----  -----------   -----------
   Net investment income .......................       82,357        53,307        72,400   --         10,875         9,589
                                                  -----------   -----------   -----------   ----  -----------   -----------
  Proceeds from mutual funds shares sold .......    3,526,468     8,099,755     6,253,394   --        512,646       590,051
  Cost of mutual fund shares sold ..............   (3,759,242)   (5,370,039)   (4,008,289)  --       (517,986)     (447,042)
                                                  -----------   -----------   -----------   ----  -----------   -----------
   Realized gain (loss) on investments .........     (232,774)    2,729,716     2,245,105   --         (5,340)      143,009
  Change in unrealized gain (loss)
   on investments ..............................   (5,328,138)  (13,121,314)     (974,176)  --        (64,108)     (113,316)
                                                  -----------   -----------   -----------   ----  -----------   -----------
   Net gain (loss) on investments ..............   (5,560,912)  (10,391,598)    1,270,929   --        (69,448)       29,693
                                                  -----------   -----------   -----------   ----  -----------   -----------
  Reinvested capital gains .....................    1,203,867     7,553,222     1,433,671   --         81,440        31,451
                                                  -----------   -----------   -----------   ----  -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(4,274,688)   (2,785,069)    2,777,000   --         22,867        70,733
                                                  ===========   ===========   ===========   ====  ===========   ===========

                                                                 ACVPBal
                                                  ---------------------------------------
                                                      2001          2000          1999
                                                  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................       10,218           512           356
  Mortality and expense risk charges (note 3) ..       (2,844)       (1,481)         (151)
                                                  -----------   -----------   -----------
   Net investment income .......................        7,374          (969)          205
                                                  -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......       35,087        56,577           693
  Cost of mutual fund shares sold ..............      (40,264)      (55,813)         (663)
                                                  -----------   -----------   -----------
   Realized gain (loss) on investments .........       (5,177)          764            30
  Change in unrealized gain (loss)
   on investments ..............................      (31,180)      (11,287)         (969)
                                                  -----------   -----------   -----------
   Net gain (loss) on investments ..............      (36,357)      (10,523)         (939)
                                                  -----------   -----------   -----------
  Reinvested capital gains .....................       12,130           323         2,455
                                                  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........      (16,853)      (11,169)        1,721
                                                  ===========   ===========   ===========

                                                                       ACVPCapAp                        ACVPIncGr
                                                           ------------------------------   ------------------------------
                                                             2001       2000       1999       2001       2000       1999
                                                           --------   --------   --------   --------   --------   --------
Investment activity:
  Reinvested dividends ..................................  $     --       --         --          415        149          3
  Mortality and expense risk charges (note 3) ...........      (980)    (1,571)      (466)      (375)      (317)      (116)
                                                           --------   --------   --------   --------   --------   --------
   Net investment income ................................      (980)    (1,571)      (466)        40       (168)      (113)
                                                           --------   --------   --------   --------   --------   --------

  Proceeds from mutual funds shares sold ................    59,360     53,995     13,758      7,814      2,585      4,066
  Cost of mutual fund shares sold .......................   (74,168)   (32,226)   (15,014)    (8,099)    (2,271)    (3,983)
                                                           --------   --------   --------   --------   --------   --------
   Realized gain (loss) on investments ..................   (14,808)    21,769     (1,256)      (285)       314         83
  Change in unrealized gain (loss)
   on investments .......................................   (81,381)   (23,077)    33,920     (4,472)    (6,078)     2,755
                                                           --------   --------   --------   --------   --------   --------
   Net gain (loss) on investments .......................   (96,189)    (1,308)    32,664     (4,757)    (5,764)     2,838
                                                           --------   --------   --------   --------   --------   --------
  Reinvested capital gains ..............................    48,834      5,238       --         --         --         --
                                                           --------   --------   --------   --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..................  $(48,335)     2,359     32,198     (4,717)    (5,932)     2,725
                                                           ========   ========   ========   ========   ========   ========

                                                                     ACVPInt
                                                           ------------------------------
                                                             2001       2000       1999
                                                           --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................        63         62       --
  Mortality and expense risk charges (note 3) ...........      (568)      (599)      (212)
                                                           --------   --------   --------
   Net investment income ................................      (505)      (537)      (212)
                                                           --------   --------   --------

  Proceeds from mutual funds shares sold ................    24,851     79,750     37,510
  Cost of mutual fund shares sold .......................   (33,472)   (81,272)   (24,655)
                                                           --------   --------   --------
   Realized gain (loss) on investments ..................    (8,621)    (1,522)    12,855
  Change in unrealized gain (loss)
   on investments .......................................   (24,023)   (15,405)     2,032
                                                           --------   --------   --------
   Net gain (loss) on investments .......................   (32,644)   (16,927)    14,887
                                                           --------   --------   --------
  Reinvested capital gains ..............................     6,925        923       --
                                                           --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..................   (26,224)   (16,541)    14,675
                                                           ========   ========   ========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                            ACVPValue                        CSWPGPV
                                                  ------------------------------   ------------------------------
                                                   2001       2000       1999       2001       2000       1999
                                                  --------   --------   --------   --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    684         99         68       --         --         --
  Mortality and expense risk charges (note 3) ..      (639)       (67)       (58)      (106)      (101)        (9)
                                                  --------   --------   --------   --------   --------   --------
   Net investment income .......................        45         32         10       (106)      (101)        (9)
                                                  --------   --------   --------   --------   --------   --------
  Proceeds from mutual funds shares sold .......    53,693         65        167      1,054        324         26
  Cost of mutual fund shares sold ..............   (54,650)       (82)      (190)    (1,384)      (180)       (19)
                                                  --------   --------   --------   --------   --------   --------
   Realized gain (loss) on investments .........      (957)       (17)       (23)      (330)       144          7
  Change in unrealized gain (loss)
   on investments ..............................     6,437      1,322       (788)    (4,442)    (7,659)       652
                                                  --------   --------   --------   --------   --------   --------
   Net gain (loss) on investments ..............     5,480      1,305       (811)    (4,772)    (7,515)       659
                                                  --------   --------   --------   --------   --------   --------
  Reinvested capital gains .....................      --          253        642       --        2,128       --
                                                  --------   --------   --------   --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $  5,525      1,590       (159)    (4,878)    (5,488)       650
                                                  ========   ========   ========   ========   ========   ========

                                                           CSWPIntEq
                                                  ------------------------------
                                                    2001       2000       1999
                                                  --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................      --          184        317
  Mortality and expense risk charges (note 3) ..      (250)      (343)      (193)
                                                  --------   --------   --------
   Net investment income .......................      (250)      (159)       124
                                                  --------   --------   --------

  Proceeds from mutual funds shares sold .......     3,032     13,193     10,078
  Cost of mutual fund shares sold ..............    (4,063)   (10,872)   (10,221)
                                                  --------   --------   --------
   Realized gain (loss) on investments .........    (1,031)     2,321       (143)
  Change in unrealized gain (loss)
   on investments ..............................    (7,098)   (20,240)    12,211
                                                  --------   --------   --------
   Net gain (loss) on investments ..............    (8,129)   (17,919)    12,068
                                                  --------   --------   --------
  Reinvested capital gains .....................      --        4,418       --
                                                  --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    (8,379)   (13,660)    12,192
                                                  ========   ========   ========



                                                            CSWPSmCoGr                         DrySRGro
                                                  ------------------------------   ------------------------------
                                                    2001       2000       1999       2001       2000       1999
                                                  --------   --------   --------   --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   --         --         --          144      2,509         22
  Mortality and expense risk charges (note 3) ..      (651)    (1,167)      (227)    (1,902)    (2,519)      (864)
                                                  --------   --------   --------   --------   --------   --------
   Net investment income .......................      (651)    (1,167)      (227)    (1,758)       (10)      (842)
                                                  --------   --------   --------   --------   --------   --------
  Proceeds from mutual funds shares sold .......    25,524     46,471     18,125     78,474     96,942      5,558
  Cost of mutual fund shares sold ..............   (45,890)   (33,067)   (16,383)   (98,093)   (64,562)    (2,701)
                                                  --------   --------   --------   --------   --------   --------
   Realized gain (loss) on investments .........   (20,366)    13,404      1,742    (19,619)    32,380      2,857
  Change in unrealized gain (loss)
   on investments ..............................     5,941    (84,285)    14,260    (48,762)   (72,993)    26,276
                                                  --------   --------   --------   --------   --------   --------
   Net gain (loss) on investments ..............   (14,425)   (70,881)    16,002    (68,381)   (40,613)    29,133
                                                  --------   --------   --------   --------   --------   --------
  Reinvested capital gains .....................      --       24,133      1,415       --         --        5,987
                                                  --------   --------   --------   --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(15,076)   (47,915)    17,190    (70,139)   (40,623)    34,278
                                                  ========   ========   ========   ========   ========   ========

                                                           DryStkIx
                                                  ------------------------------
                                                    2001       2000       1999
                                                  --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     6,255      6,882      6,042
  Mortality and expense risk charges (note 3) ..    (4,615)    (5,865)    (4,374)
                                                  --------   --------   --------
   Net investment income .......................     1,640      1,017      1,668
                                                  --------   --------   --------

  Proceeds from mutual funds shares sold .......    86,385    197,426     85,000
  Cost of mutual fund shares sold ..............   (72,113)  (109,574)   (41,286)
                                                  --------   --------   --------
   Realized gain (loss) on investments .........    14,272     87,852     43,714
  Change in unrealized gain (loss)
   on investments ..............................  (107,638)  (166,996)    53,685
                                                  --------   --------   --------
   Net gain (loss) on investments ..............   (93,366)   (79,144)    97,399
                                                  --------   --------   --------
  Reinvested capital gains .....................     2,921     10,383      5,305
                                                  --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   (88,805)   (67,744)   104,372
                                                  ========   ========   ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               DryAp                         DryGrInc
                                                  ------------------------------   ------------------------------
                                                    2001       2000       1999       2001       2000       1999
                                                  --------   --------   --------   --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    548        350      1,379        120         94         56
  Mortality and expense risk charges (note 3) ..      (447)      (761)    (1,823)      (167)      (123)       (72)
                                                  --------   --------   --------   --------   --------   --------
   Net investment income .......................       101       (411)      (444)       (47)       (29)       (16)
                                                  --------   --------   --------   --------   --------   --------
  Proceeds from mutual funds shares sold .......    11,443    203,020     16,697        811      1,146        368
  Cost of mutual fund shares sold ..............   (12,012)  (168,489)   (14,449)      (802)      (964)      (347)
                                                  --------   --------   --------   --------   --------   --------
   Realized gain (loss) on investments .........      (569)    34,531      2,248          9        182         21
  Change in unrealized gain (loss)
   on investments ..............................    (5,330)   (39,784)    19,555     (1,506)    (1,309)     1,050
                                                  --------   --------   --------   --------   --------   --------
   Net gain (loss) on investments ..............    (5,899)    (5,253)    21,803     (1,497)    (1,127)     1,071
                                                  --------   --------   --------   --------   --------   --------
  Reinvested capital gains .....................      --          594        922        298        561        342
                                                  --------   --------   --------   --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $ (5,798)    (5,070)    22,281     (1,246)      (595)     1,397
                                                  ========   ========   ========   ========   ========   ========

                                                            FidVIPEI
                                                  ------------------------------
                                                    2001       2000       1999
                                                  --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     6,683      6,475      6,187
  Mortality and expense risk charges (note 3) ..    (3,059)    (3,024)    (3,266)
                                                  --------   --------   --------
   Net investment income .......................     3,624      3,451      2,921
                                                  --------   --------   --------
  Proceeds from mutual funds shares sold .......    47,305     55,979    150,584
  Cost of mutual fund shares sold ..............   (40,745)   (51,885)  (121,880)
                                                  --------   --------   --------
   Realized gain (loss) on investments .........     6,560      4,094     28,704
  Change in unrealized gain (loss)
   on investments ..............................   (52,183)    (4,261)   (24,252)
                                                  --------   --------   --------
   Net gain (loss) on investments ..............   (45,623)      (167)     4,452
                                                  --------   --------   --------
  Reinvested capital gains .....................    18,777     24,393     13,676
                                                  --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   (23,222)    27,677     21,049
                                                  ========   ========   ========



                                                             FidVIPGr                             FidVIPHI
                                                  ---------------------------------   ---------------------------------
                                                    2001        2000        1999        2001        2000        1999
                                                  ---------   ---------   ---------   ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   1,027       1,289       1,154       7,222       6,989       4,513
  Mortality and expense risk charges (note 3) ..     (9,284)    (12,520)     (6,665)       (455)       (656)       (504)
                                                  ---------   ---------   ---------   ---------   ---------   ---------
   Net investment income .......................     (8,257)    (11,231)     (5,511)      6,767       6,333       4,009
                                                  ---------   ---------   ---------   ---------   ---------   ---------
  Proceeds from mutual funds shares sold .......    321,559     323,890      79,468       3,919      34,888      13,267
  Cost of mutual fund shares sold ..............   (344,255)   (183,976)    (49,199)     (6,517)    (43,934)    (13,631)
                                                  ---------   ---------   ---------   ---------   ---------   ---------
   Realized gain (loss) on investments .........    (22,696)    139,914      30,269      (2,598)     (9,046)       (364)
  Change in unrealized gain (loss)
   on investments ..............................   (341,066)   (473,214)    185,017     (11,721)    (17,028)      2,002
                                                  ---------   ---------   ---------   ---------   ---------   ---------
   Net gain (loss) on investments ..............   (363,762)   (333,300)    215,286     (14,319)    (26,074)      1,638
                                                  ---------   ---------   ---------   ---------   ---------   ---------
  Reinvested capital gains .....................     96,517     128,304      72,571        --          --           169
                                                  ---------   ---------   ---------   ---------   ---------   ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(275,502)   (216,227)    282,346      (7,552)    (19,741)      5,816
                                                  =========   =========   =========   =========   =========   =========

                                                             FidVIPOv
                                                  ---------------------------------
                                                    2001        2000        1999
                                                  ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................      2,135         630         343
  Mortality and expense risk charges (note 3) ..       (337)       (436)       (198)
                                                  ---------   ---------   ---------
   Net investment income .......................      1,798         194         145
                                                  ---------   ---------   ---------
  Proceeds from mutual funds shares sold .......      1,004      74,028       2,802
  Cost of mutual fund shares sold ..............     (1,732)    (68,114)     (2,437)
                                                  ---------   ---------   ---------
   Realized gain (loss) on investments .........       (728)      5,914         365
  Change in unrealized gain (loss)
   on investments ..............................    (15,022)    (21,375)      9,665
                                                  ---------   ---------   ---------
   Net gain (loss) on investments ..............    (15,750)    (15,461)     10,030
                                                  ---------   ---------   ---------
  Reinvested capital gains .....................      3,374       3,964         554
                                                  ---------   ---------   ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    (10,578)    (11,303)     10,729
                                                  =========   =========   =========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                            FidVIPAM                         FidVIPCon
                                                  ------------------------------   ------------------------------
                                                    2001       2000       1999       2001       2000       1999
                                                  --------   --------   --------   --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $  3,486      3,033      3,167      5,437      2,466      2,438
  Mortality and expense risk charges (note 3) ..      (655)      (739)      (810)    (5,345)    (6,183)    (4,614)
                                                  --------   --------   --------   --------   --------   --------
   Net investment income .......................     2,831      2,294      2,357         92     (3,717)    (2,176)
                                                  --------   --------   --------   --------   --------   --------

  Proceeds from mutual funds shares sold .......     4,418      8,323     20,048     81,477     63,084    143,774
  Cost of mutual fund shares sold ..............    (4,694)    (7,707)   (17,591)   (68,316)   (41,971)   (85,691)
                                                  --------   --------   --------   --------   --------   --------
   Realized gain (loss) on investments .........      (276)       616      2,457     13,161     21,113     58,083
  Change in unrealized gain (loss)
   on investments ..............................    (8,117)   (14,373)     1,040   (132,840)  (166,599)    52,374
                                                  --------   --------   --------   --------   --------   --------
   Net gain (loss) on investments ..............    (8,393)   (13,757)     3,497   (119,679)  (145,486)   110,457
                                                  --------   --------   --------   --------   --------   --------
  Reinvested capital gains .....................     1,307      7,145      4,012     19,190     89,503     17,876
                                                  --------   --------   --------   --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $ (4,255)    (4,318)     9,866   (100,397)   (59,700)   126,157
                                                  ========   ========   ========   ========   ========   ========


                                                           FidVIPGrOp
                                                  ------------------------------
                                                    2001       2000       1999
                                                  --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        58        157         85
  Mortality and expense risk charges (note 3) ..      (106)      (143)       (84)
                                                  --------   --------   --------
   Net investment income .......................       (48)        14          1
                                                  --------   --------   --------

  Proceeds from mutual funds shares sold .......     5,907     14,278      6,658
  Cost of mutual fund shares sold ..............    (7,997)   (15,466)    (6,020)
                                                  --------   --------   --------
   Realized gain (loss) on investments .........    (2,090)    (1,188)       638
  Change in unrealized gain (loss)
   on investments ..............................      (562)    (3,051)      (381)
                                                  --------   --------   --------
   Net gain (loss) on investments ..............    (2,652)    (4,239)       257
                                                  --------   --------   --------
  Reinvested capital gains .....................      --          798        160
                                                  --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    (2,700)    (3,427)       418
                                                  ========   ========   ========


                                                                 NSATCapAp                                 NSATGvtBd
                                                  ---------------------------------------   ---------------------------------------
                                                      2001          2000          1999          2001          2000          1999
                                                  -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $      --          12,188        50,432        88,948        95,712        97,692
  Mortality and expense risk charges (note 3) ..      (30,433)      (53,897)      (63,989)      (14,286)      (12,933)      (14,494)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net investment income .......................      (30,433)      (41,709)      (13,557)       74,662        82,779        83,198
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......      342,459     1,088,471     1,262,611       222,956       355,882       520,204
  Cost of mutual fund shares sold ..............     (323,886)     (490,584)     (496,290)     (209,563)     (360,208)     (491,856)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Realized gain (loss) on investments .........       18,573       597,887       766,321        13,393        (4,326)       28,348
  Change in unrealized gain (loss)
   on investments ..............................   (1,406,548)   (3,576,680)     (967,555)       14,597        98,887      (174,887)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net gain (loss) on investments ..............   (1,387,975)   (2,978,793)     (201,234)       27,990        94,561      (146,539)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains .....................         --       1,119,933       507,155         2,533          --           3,291
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(1,418,408)   (1,900,569)      292,364       105,185       177,340       (60,050)
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                                 NSATMyMkt
                                                  ---------------------------------------
                                                      2001          2000          1999
                                                  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................       26,479        33,454         8,900
  Mortality and expense risk charges (note 3) ..       (6,156)       (4,551)       (1,417)
                                                  -----------   -----------   -----------
   Net investment income .......................       20,323        28,903         7,483
                                                  -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......      344,310       237,060       358,489
  Cost of mutual fund shares sold ..............     (344,310)     (237,060)     (358,489)
                                                  -----------   -----------   -----------
   Realized gain (loss) on investments .........         --            --            --
  Change in unrealized gain (loss)
   on investments ..............................         --            --            --
                                                  -----------   -----------   -----------
   Net gain (loss) on investments ..............         --            --            --
                                                  -----------   -----------   -----------
  Reinvested capital gains .....................         --            --            --
                                                  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       20,323        28,903         7,483
                                                  ===========   ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                              NSATSmCapV                               NSATSmCo
                                                  ------------------------------------   ------------------------------------
                                                     2001         2000         1999         2001         2000         1999
                                                  ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $       60         --           --            227           50         --
  Mortality and expense risk charges (note 3) ..      (1,375)        (460)         (61)      (1,681)      (1,509)        (296)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
   Net investment income .......................      (1,315)        (460)         (61)      (1,454)      (1,459)        (296)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
  Proceeds from mutual funds shares sold .......      48,718       14,005       48,396       45,332       72,099       16,973
  Cost of mutual fund shares sold ..............     (52,418)     (13,424)     (48,769)     (51,677)     (52,829)     (14,638)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
   Realized gain (loss) on investments .........      (3,700)         581         (373)      (6,345)      19,270        2,335
  Change in unrealized gain (loss)
   on investments ..............................      11,723      (11,962)        (441)      (8,900)     (45,294)      12,177
                                                  ----------   ----------   ----------   ----------   ----------   ----------
   Net gain (loss) on investments ..............       8,023      (11,381)        (814)     (15,245)     (26,024)      14,512
                                                  ----------   ----------   ----------   ----------   ----------   ----------
  Reinvested capital gains .....................      15,642       14,955        4,831         --         38,742        2,834
                                                  ----------   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $   22,350        3,114        3,956      (16,699)      11,259       17,050
                                                  ==========   ==========   ==========   ==========   ==========   ==========

                                                               NSATTotRe
                                                  ------------------------------------
                                                     2001         2000         1999
                                                  ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     102,312      104,421      123,483
  Mortality and expense risk charges (note 3) ..    (106,963)    (134,551)    (151,759)
                                                  ----------   ----------   ----------
   Net investment income .......................      (4,651)     (30,130)     (28,276)
                                                  ----------   ----------   ----------
  Proceeds from mutual funds shares sold .......   1,229,220    3,448,740    2,355,848
  Cost of mutual fund shares sold ..............  (1,246,524)  (1,871,495)  (1,267,480)
                                                  ----------   ----------   ----------
   Realized gain (loss) on investments .........     (17,304)   1,577,245    1,088,368
  Change in unrealized gain (loss)
   on investments ..............................  (2,259,520)  (7,673,082)    (633,345)
                                                  ----------   ----------   ----------
   Net gain (loss) on investments ..............  (2,276,824)  (6,095,837)     455,023
                                                  ----------   ----------   ----------
  Reinvested capital gains .....................     363,368    5,650,701      694,887
                                                  ----------   ----------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  (1,918,107)    (475,266)   1,121,634
                                                  ==========   ==========   ==========

                                                             NBAMTBal                              NBAMTGro
                                                  ---------------------------------   ---------------------------------
                                                    2001        2000        1999        2001        2000        1999
                                                  ---------   ---------   ---------   ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $  22,382      30,077      23,703        --          --          --
  Mortality and expense risk charges (note 3) ..     (9,403)    (13,745)    (11,255)     (1,546)     (2,380)       (512)
                                                  ---------   ---------   ---------   ---------   ---------   ---------
   Net investment income .......................     12,979      16,332      12,448      (1,546)     (2,380)       (512)
                                                  ---------   ---------   ---------   ---------   ---------   ---------
  Proceeds from mutual funds shares sold .......    129,814     325,998     219,706      53,711      72,917      10,917
  Cost of mutual fund shares sold ..............   (203,884)   (269,189)   (197,111)   (114,138)    (49,656)    (10,815)
                                                  ---------   ---------   ---------   ---------   ---------   ---------
   Realized gain (loss) on investments .........    (74,070)     56,809      22,595     (60,427)     23,261         102
  Change in unrealized gain (loss)
   on investments ..............................   (559,448)   (373,626)    356,062    (112,499)   (106,027)     30,035
                                                  ---------   ---------   ---------   ---------   ---------   ---------
   Net gain (loss) on investments ..............   (633,518)   (316,817)    378,657    (172,926)    (82,766)     30,137
                                                  ---------   ---------   ---------   ---------   ---------   ---------
  Reinvested capital gains .....................    422,854     238,178      35,116      96,494      19,527       3,161
                                                  ---------   ---------   ---------   ---------   ---------   ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(197,685)    (62,307)    426,221     (77,978)    (65,619)     32,786
                                                  =========   =========   =========   =========   =========   =========

                                                            NBAMTGuard
                                                  ----------------------------------
                                                    2001        2000        1999
                                                  ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................         71          83        --
  Mortality and expense risk charges (note 3) ..       (200)        (99)         (8)
                                                  ---------   ---------   ---------
   Net investment income .......................       (129)        (16)         (8)
                                                  ---------   ---------   ---------
  Proceeds from mutual funds shares sold .......      1,359       4,016         564
  Cost of mutual fund shares sold ..............     (1,375)     (3,501)       (534)
                                                  ---------   ---------   ---------
   Realized gain (loss) on investments .........        (16)        515          30
  Change in unrealized gain (loss)
   on investments ..............................     (1,689)        676          66
                                                  ---------   ---------   ---------
   Net gain (loss) on investments ..............     (1,705)      1,191          96
                                                  ---------   ---------   ---------
  Reinvested capital gains .....................      1,012        --          --
                                                  ---------   ---------   ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       (822)      1,175          88
                                                  =========   =========   =========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                          NBAMTLMat                   NBAMTPart
                                                  -------------------------   ----------------------------
                                                   2001     2000     1999      2001      2000       1999
                                                  -------   ------   ------   -------   -------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   221      291      225       415       895      1,540
  Mortality and expense risk charges (note 3) ..      (30)     (35)     (31)     (868)     (904)    (1,105)
                                                  -------   ------   ------   -------   -------   --------
   Net investment income .......................      191      256      194      (453)       (9)       435
                                                  -------   ------   ------   -------   -------   --------

  Proceeds from mutual funds shares sold .......    1,731    2,718    8,653    17,149    24,728    125,097
  Cost of mutual fund shares sold ..............   (1,699)  (2,889)  (8,734)  (22,857)  (26,821)  (122,708)
                                                  -------   ------   ------   -------   -------   --------
   Realized gain (loss) on investments .........       32     (171)     (81)   (5,708)   (2,093)     2,389
  Change in unrealized gain (loss)
   on investments ..............................       68      158     (110)   (1,526)  (17,606)     1,608
                                                  -------   ------   ------   -------   -------   --------
   Net gain (loss) on investments ..............      100      (13)    (191)   (7,234)  (19,699)     3,997
                                                  -------   ------   ------   -------   -------   --------
  Reinvested capital gains .....................     --       --       --       3,943    19,026      2,679
                                                  -------   ------   ------   -------   -------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $   291      243        3    (3,744)     (682)     7,111
                                                  =======   ======   ======   =======   =======   ========

                                                        OppBdFd
                                                  ----------------------
                                                   2001    2000    1999
                                                  ------   ----   ------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     806    395      538
  Mortality and expense risk charges (note 3) ..     (90)   (44)     (80)
                                                  ------   ----   ------
   Net investment income .......................     716    351      458
                                                  ------   ----   ------

  Proceeds from mutual funds shares sold .......   3,856    535    8,599
  Cost of mutual fund shares sold ..............  (3,998)  (593)  (8,981)
                                                  ------   ----   ------
   Realized gain (loss) on investments .........    (142)   (58)    (382)
  Change in unrealized gain (loss)
   on investments ..............................     129      9     (454)
                                                  ------   ----   ------
   Net gain (loss) on investments ..............     (13)   (49)    (836)
                                                  ------   ----   ------
  Reinvested capital gains .....................    --     --         52
                                                  ------   ----   ------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........     703    302     (326)
                                                  ======   ====   ======


                                                            OppCapAp                       OppGlSec
                                                  ----------------------------   ----------------------------
                                                    2001      2000      1999      2001       2000      1999
                                                  --------   -------   -------   -------   --------   -------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $  1,937       213        45     1,429        591       715
  Mortality and expense risk charges (note 3) ..    (2,545)   (2,185)     (193)   (1,527)    (1,677)     (674)
                                                  --------   -------   -------   -------   --------   -------
   Net investment income .......................      (608)   (1,972)     (148)      (98)    (1,086)       41
                                                  --------   -------   -------   -------   --------   -------
  Proceeds from mutual funds shares sold .......    48,928    61,072     3,428    35,309    167,724    13,022
  Cost of mutual fund shares sold ..............   (60,927)  (47,748)   (2,902)  (54,658)  (115,874)   (9,369)
                                                  --------   -------   -------   -------   --------   -------
   Realized gain (loss) on investments .........   (11,999)   13,324       526   (19,349)    51,850     3,653
  Change in unrealized gain (loss)
   on investments ..............................   (65,020)  (40,213)   11,947   (35,236)   (73,958)   48,273
                                                  --------   -------   -------   -------   --------   -------
   Net gain (loss) on investments ..............   (77,019)  (26,889)   12,473   (54,585)   (22,108)   51,926
                                                  --------   -------   -------   -------   --------   -------
  Reinvested capital gains .....................    29,063    11,366       490    26,498     33,053     2,005
                                                  --------   -------   -------   -------   --------   -------
Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(48,564)  (17,495)   12,815   (28,185)     9,859    53,972
                                                  ========   =======   =======   =======   ========   =======

                                                          OppMult
                                                  --------------------------
                                                   2001      2000     1999
                                                  -------   -------   ------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................    1,258       521      317
  Mortality and expense risk charges (note 3) ..     (271)     (178)     (78)
                                                  -------   -------   ------
   Net investment income .......................      987       343      239
                                                  -------   -------   ------
  Proceeds from mutual funds shares sold .......   22,886    40,148      177
  Cost of mutual fund shares sold ..............  (22,200)  (41,117)    (151)
                                                  -------   -------   ------
   Realized gain (loss) on investments .........      686      (969)      26
  Change in unrealized gain (loss)
   on investments ..............................   (1,978)     (646)     307
                                                  -------   -------   ------
   Net gain (loss) on investments ..............   (1,292)   (1,615)     333
                                                  -------   -------   ------
  Reinvested capital gains .....................    1,680       757      458
                                                  -------   -------   ------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    1,375      (515)   1,030
                                                  =======   =======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                              StOpp2                     StDisc2
                                                  ----------------------------   ------------------------
                                                    2001      2000      1999      2001     2000     1999
                                                  --------   -------   -------   ------   ------   ------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    973      --        --        213     --       --
  Mortality and expense risk charges (note 3) ..    (1,285)   (1,373)   (1,191)    (265)    (252)    (174)
                                                  --------   -------   -------   ------   ------   ------
   Net investment income .......................      (312)   (1,373)   (1,191)     (52)    (252)    (174)
                                                  --------   -------   -------   ------   ------   ------
  Proceeds from mutual funds shares sold .......    69,250    26,892    72,761    5,451    3,161    5,036
  Cost of mutual fund shares sold ..............   (63,256)  (20,517)  (58,513)  (6,276)  (3,228)  (5,748)
                                                  --------   -------   -------   ------   ------   ------
   Realized gain (loss) on investments .........     5,994     6,375    14,248     (825)     (67)    (712)
  Change in unrealized gain (loss)
   on investments ..............................   (36,451)  (17,982)   14,865   (3,778)     479     (845)
                                                  --------   -------   -------   ------   ------   ------
   Net gain (loss) on investments ..............   (30,457)  (11,607)   29,113   (4,603)     412   (1,557)
                                                  --------   -------   -------   ------   ------   ------
  Reinvested capital gains .....................    23,812    22,271    15,628    5,513     --      3,517
                                                  --------   -------   -------   ------   ------   ------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $ (6,957)    9,291    43,550      858      160    1,786
                                                  ========   =======   =======   ======   ======   ======

                                                            StIntStk2
                                                  ---------------------------
                                                    2001      2000      1999
                                                  ------   --------   -------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................    --         --          29
  Mortality and expense risk charges (note 3) ..    (115)      (384)     (205)
                                                  ------   --------   -------
   Net investment income .......................    (115)      (384)     (176)
                                                  ------   --------   -------
  Proceeds from mutual funds shares sold .......   2,062    159,541     7,009
  Cost of mutual fund shares sold ..............  (4,650)  (125,442)   (8,522)
                                                  ------   --------   -------
   Realized gain (loss) on investments .........  (2,588)    34,099    (1,513)
  Change in unrealized gain (loss)
   on investments ..............................  (1,715)   (45,895)   37,384
                                                  ------   --------   -------
   Net gain (loss) on investments ..............  (4,303)   (11,796)   35,871
                                                  ------   --------   -------
  Reinvested capital gains .....................     536       --        --
                                                  ------   --------   -------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  (3,882)   (12,180)   35,695
                                                  ======   ========   =======

                                                           UIFEmMkt                  UIFUSRE
                                                  -----------------------   --------------------------
                                                    2001      2000   1999     2001     2000      1999
                                                  -------   -------   ---   -------   ------   -------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   356        89    87     2,379    1,848     1,317
  Mortality and expense risk charges (note 3) ..      (13)      (60)   (3)     (605)    (163)     (136)
                                                  -------   -------   ---   -------   ------   -------
   Net investment income .......................      343        29    84     1,774    1,685     1,181
                                                  -------   -------   ---   -------   ------   -------
  Proceeds from mutual funds shares sold .......    1,036    63,366     5    41,835    2,119    12,172
  Cost of mutual fund shares sold ..............   (1,041)  (62,133)   (5)  (39,733)    (236)  (15,219)
                                                  -------   -------   ---   -------   ------   -------
   Realized gain (loss) on investments .........       (5)    1,233   --      2,102    1,883    (3,047)
  Change in unrealized gain (loss)
   on investments ..............................      (78)      (46)    9       788    1,347     1,207
                                                  -------   -------   ---   -------   ------   -------
   Net gain (loss) on investments ..............      (83)    1,187     9     2,890    3,230    (1,840)
  Reinvested capital gains .....................     --        --     --        646      212      --
                                                  -------   -------   ---   -------   ------   -------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $   260     1,216    93     5,310    5,127      (659)
                                                  =======   =======   ===   =======   ======   =======

                                                       VEWrldBd
                                                  -------------------
                                                  2001   2000   1999
                                                  ----   ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................    76     80     68
  Mortality and expense risk charges (note 3) ..   (14)   (14)   (14)
                                                  ----   ----   ----
   Net investment income .......................    62     66     54
                                                  ----   ----   ----
  Proceeds from mutual funds shares sold .......   610    113     66
  Cost of mutual fund shares sold ..............  (646)  (124)   (67)
                                                  ----   ----   ----
   Realized gain (loss) on investments .........   (36)   (11)    (1)
  Change in unrealized gain (loss)
   on investments ..............................  (102)   (35)  (236)
                                                  ----   ----   ----
   Net gain (loss) on investments ..............  (138)   (46)  (237)
  Reinvested capital gains .....................  --     --       30
                                                  ----   ----   ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   (76)    20   (153)
                                                  ====   ====   ====



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31, 2001, 2000 and 1999

                                                          VEWrldEMkt                   VEWrldHAs
                                                  --------------------------   -------------------------
                                                   2001      2000     1999     2001      2000     1999
                                                  -------   -------   ------   ------   -------   ------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $  --        --       --         51        63       83
  Mortality and expense risk charges (note 3) ..     (240)     (315)     (68)     (35)      (95)     (44)
                                                  -------   -------   ------   ------   -------   ------
   Net investment income .......................     (240)     (315)     (68)      16       (32)      39
                                                  -------   -------   ------   ------   -------   ------
  Proceeds from mutual funds shares sold .......    3,839    28,289    1,781    1,530    61,551    3,182
  Cost of mutual fund shares sold ..............   (8,590)  (25,396)  (2,591)  (1,670)  (59,564)  (5,395)
                                                  -------   -------   ------   ------   -------   ------
   Realized gain (loss) on investments .........   (4,751)    2,893     (810)    (140)    1,987   (2,213)
  Change in unrealized gain (loss)
   on investments ..............................    4,488   (29,019)   9,694     (478)    1,001    3,275
                                                  -------   -------   ------   ------   -------   ------
   Net gain (loss) on investments ..............     (263)  (26,126)   8,884     (618)    2,988    1,062
                                                  -------   -------   ------   ------   -------   ------
  Reinvested capital gains .....................     --        --       --       --        --       --
                                                  -------   -------   ------   ------   -------   ------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $  (503)  (26,441)   8,816     (602)    2,956    1,101
                                                  =======   =======   ======   ======   =======   ======


See accompanying notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                              TOTAL                            ACVPAdv
                                             ----------------------------------------  --------------------------
                                                 2001          2000          1999      2001     2000       1999
                                             ------------   -----------   -----------  ----   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................  $     82,357        53,307        72,400   --      10,875      9,589
  Realized gain (loss) on investments .....      (232,774)    2,729,716     2,245,105   --      (5,340)   143,009
  Change in unrealized gain (loss)
     on investments .......................    (5,328,138)  (13,121,314)     (974,176)  --     (64,108)  (113,316)
  Reinvested capital gains ................     1,203,867     7,553,222     1,433,671   --      81,440     31,451
                                             ------------   -----------   -----------   ----  --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    (4,274,688)   (2,785,069)    2,777,000   --      22,867     70,733
                                             ------------   -----------   -----------   ----  --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     3,062,285     3,315,966     3,913,784   --      31,723     54,404
  Transfers between funds .................          --            --            --     --    (490,930)   (25,227)
  Surrenders ..............................    (1,577,157)   (2,639,355)   (2,800,317)  --     (33,598)  (521,315)
  Death benefits (note 4) .................       (69,775)     (312,516)     (164,396)  --        --       (1,312)
  Policy loans (net of repayments) (note 5)       (15,295)     (829,702)     (613,794)  --      15,282    (23,507)
  Deductions for surrender charges
     (note 2d) ............................       (80,536)     (104,764)     (128,799)  --      (1,334)    (1,312)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................    (2,129,490)   (2,077,173)   (2,063,709)  --     (20,908)   (34,552)
                                             ------------   -----------   -----------   ----  --------   --------
       Net equity transactions ............      (809,968)   (2,647,544)   (1,857,231)  --    (499,765)  (552,821)
                                             ------------   -----------   -----------   ----  --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (5,084,656)   (5,432,613)      919,769   --    (476,898)  (482,088)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    30,326,991    35,759,604    34,839,835   --     476,898    958,986
                                             ------------   -----------   -----------   ----  --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 25,242,335    30,326,991    35,759,604   --        --      476,898
                                                            ===========   ===========   ====  ========   ========
CHANGES IN UNITS:
  Beginning units .........................     1,075,638     1,158,706     1,213,680   --      22,653     49,904
                                             ------------   -----------   -----------   ----  --------   --------
  Units purchased .........................       195,628       238,345       193,910   --       1,628      3,689
  Units redeemed ..........................      (208,577)     (321,413)     (248,884)  --     (24,281)   (30,940)
                                             ------------   -----------   -----------   ----  --------   --------
  Ending units ............................     1,062,689     1,075,638     1,158,706   --        --       22,653
                                             ============   ===========   ===========   ====  ========   ========

                                                        ACVPBal
                                             -----------------------------
                                               2001       2000      1999
                                             --------   --------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................     7,374       (969)      205
  Realized gain (loss) on investments .....    (5,177)       764        30
  Change in unrealized gain (loss)
     on investments .......................   (31,180)   (11,287)     (969)
  Reinvested capital gains ................    12,130        323     2,455
                                             --------   --------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (16,853)   (11,169)    1,721
                                             --------   --------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    46,650     25,205     1,106
  Transfers between funds .................    (5,416)   408,353      --
  Surrenders ..............................   (23,735)   (46,413)     --
  Death benefits (note 4) .................    (4,113)      --        --
  Policy loans (net of repayments) (note 5)     6,237       (207)     --
  Deductions for surrender charges
     (note 2d) ............................    (1,212)    (1,842)     --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (34,873)   (13,896)     (732)
                                             --------   --------   -------
       Net equity transactions ............   (16,462)   371,200       374
                                             --------   --------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (33,315)   360,031     2,095
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   380,577     20,546    18,451
                                             --------   --------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   347,262    380,577    20,546
                                             ========   ========   =======
CHANGES IN UNITS:
  Beginning units .........................    18,681        974       955
                                             --------   --------   -------
  Units purchased .........................     2,692     20,728        58
  Units redeemed ..........................    (3,559)    (3,021)      (39)
                                             --------   --------   -------
  Ending units ............................    17,814     18,681       974
                                             ========   ========   =======



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                        ACVPCapAp                     ACVPIncGr
                                             ------------------------------   ---------------------------
                                               2001        2000      1999       2001     2000      1999
                                             ---------   --------   -------   -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................  $    (980)    (1,571)     (466)       40      (168)     (113)
  Realized gain (loss) on investments .....    (14,808)    21,769    (1,256)     (285)      314        83
  Change in unrealized gain (loss)
     on investments .......................    (81,381)   (23,077)   33,920    (4,472)   (6,078)    2,755
  Reinvested capital gains ................     48,834      5,238      --        --        --        --
                                             ---------   --------   -------   -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    (48,335)     2,359    32,198    (4,717)   (5,932)    2,725
                                             ---------   --------   -------   -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     16,483     14,286     4,479     5,506     3,700     2,249
  Transfers between funds .................    (42,867)   154,596    (8,485)   (3,581)   34,392    20,111
  Surrenders ..............................    (18,597)      --        (878)     --        --      (4,066)
  Death benefits (note 4) .................       --         --        --        --        --        --
  Policy loans (net of repayments) (note 5)      5,275    (47,826)    1,012    (2,219)      186       439
  Deductions for surrender charges
     (note 2d) ............................       (950)      --         (50)     --        --        (233)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (7,913)    (7,872)   (3,092)   (4,007)   (2,784)   (1,231)
                                             ---------   --------   -------   -------   -------   -------
       Net equity transactions ............    (48,569)   113,184    (7,014)   (4,301)   35,494    17,269
                                             ---------   --------   -------   -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (96,904)   115,543    25,184    (9,018)   29,562    19,994
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    197,525     81,982    56,798    53,434    23,872     3,878
                                             ---------   --------   -------   -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 100,621    197,525    81,982    44,416    53,434    23,872
                                             =========   ========   =======   =======   =======   =======
CHANGES IN UNITS:
  Beginning units .........................      7,836      3,518     3,978     4,738     1,877       357
                                             ---------   --------   -------   -------   -------   -------
  Units purchased .........................        930      6,486       437       576     3,101     1,990
  Units redeemed ..........................     (3,172)    (2,168)     (897)     (982)     (240)     (470)
                                             ---------   --------   -------   -------   -------   -------
  Ending units ............................      5,594      7,836     3,518     4,332     4,738     1,877
                                             =========   ========   =======   =======   =======   =======

                                                       ACVPInt
                                             ----------------------------
                                              2001       2000      1999
                                             -------   --------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................     (505)      (537)     (212)
  Realized gain (loss) on investments .....   (8,621)    (1,522)   12,855
  Change in unrealized gain (loss)
     on investments .......................  (24,023)   (15,405)    2,032
  Reinvested capital gains ................    6,925        923      --
                                             -------   --------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........  (26,224)   (16,541)   14,675
                                             -------   --------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................   14,472     10,771     2,872
  Transfers between funds .................   (9,930)   102,904    (9,012)
  Surrenders ..............................   (4,429)    (4,488)   (3,025)
  Death benefits (note 4) .................     --       (3,671)     --
  Policy loans (net of repayments) (note 5)    2,746    (17,657)   (9,396)
  Deductions for surrender charges
     (note 2d) ............................     (226)      (178)     (174)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (6,495)    (5,053)   (2,663)
                                             -------   --------   -------
       Net equity transactions ............   (3,862)    82,628   (21,398)
                                             -------   --------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....  (30,086)    66,087    (6,723)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   93,938     27,851    34,574
                                             -------   --------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   63,852     93,938    27,851
                                             =======   ========   =======
CHANGES IN UNITS:
  Beginning units .........................    4,243      1,038     2,097
                                             -------   --------   -------
  Units purchased .........................      893      4,494       161
  Units redeemed ..........................   (1,031)    (1,289)   (1,220)
                                             -------   --------   -------
  Ending units ............................    4,105      4,243     1,038
                                             =======   ========   =======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                        ACVPValue                    CSWPGPV
                                             ----------------------------   --------------------------
                                                2001      2000     1999      2001      2000     1999
                                             ---------   -------   ------   -------   -------   ------
INVESTMENT ACTIVITY:
  Net investment income ...................  $      45        32       10      (106)     (101)      (9)
  Realized gain (loss) on investments .....       (957)      (17)     (23)     (330)      144        7
  Change in unrealized gain (loss)
     on investments .......................      6,437     1,322     (788)   (4,442)   (7,659)     652
  Reinvested capital gains ................       --         253      642      --       2,128     --
                                             ---------   -------   ------   -------   -------   ------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........      5,525     1,590     (159)   (4,878)   (5,488)     650
                                             ---------   -------   ------   -------   -------   ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................      7,803     1,672    1,576     2,091     2,127      114
  Transfers between funds .................     74,878       284     --        (186)   19,010     --
  Surrenders ..............................       --        --       --        --        --       --
  Death benefits (note 4) .................       --        --       --        --        --       --
  Policy loans (net of repayments) (note 5)      8,279      --       --          22      --       --
  Deductions for surrender charges
     (note 2d) ............................       --        --       --        --        --       --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (3,789)     (343)    (304)   (1,053)     (704)     (38)
                                             ---------   -------   ------   -------   -------   ------
       Net equity transactions ............     87,171     1,613    1,272       874    20,433       76
                                             ---------   -------   ------   -------   -------   ------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     92,696     3,203    1,113    (4,004)   14,945      726
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     10,859     7,656    6,543    16,649     1,704      978
                                             ---------   -------   ------   -------   -------   ------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 103,555    10,859    7,656    12,645    16,649    1,704
                                             =========   =======   ======   =======   =======   ======
CHANGES IN UNITS:
  Beginning units .........................        714       590      496     1,057        87       81
                                             ---------   -------   ------   -------   -------   ------
  Units purchased .........................      5,719       151      116       180     1,007        9
                                             ---------   -------   ------   -------   -------   ------
  Units redeemed ..........................       (349)      (27)     (22)     (103)      (37)      (3)
                                             ---------   -------   ------   -------   -------   ------
  Ending units ............................      6,084       714      590     1,134     1,057       87
                                             =========   =======   ======   =======   =======   ======

                                                    CSWPIntEq
                                             ---------------------------
                                              2001      2000      1999
                                             -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................     (250)     (159)      124
  Realized gain (loss) on investments .....   (1,031)    2,321      (143)
  Change in unrealized gain (loss)
     on investments .......................   (7,098)  (20,240)   12,211
  Reinvested capital gains ................     --       4,418      --
                                             -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (8,379)  (13,660)   12,192
                                             -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    7,481     6,750     7,449
  Transfers between funds .................     (674)    9,921     4,634
  Surrenders ..............................      (16)     (571)     --
  Death benefits (note 4) .................     --        --        --
  Policy loans (net of repayments) (note 5)      (55)   (4,504)   (9,355)
  Deductions for surrender charges
     (note 2d) ............................       (1)      (23)     --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (3,152)   (2,920)   (1,884)
                                             -------   -------   -------
       Net equity transactions ............    3,583     8,653       844
                                             -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (4,796)   (5,007)   13,036
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   34,616    39,623    26,587
                                             -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   29,820    34,616    39,623
                                             =======   =======   =======
CHANGES IN UNITS:
  Beginning units .........................    2,618     2,203     2,250
                                             -------   -------   -------
  Units purchased .........................      806     1,023       932
                                             -------   -------   -------
  Units redeemed ..........................     (499)     (608)     (979)
                                             -------   -------   -------
  Ending units ............................    2,925     2,618     2,203
                                             =======   =======   =======



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                       CSWPSmCoGr                        DrySRGro
                                             ------------------------------   ------------------------------
                                               2001       2000      1999       2001        2000       1999
                                             ---------   --------   -------   --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................  $    (651)    (1,167)     (227)    (1,758)       (10)      (842)
  Realized gain (loss) on investments .....    (20,366)    13,404     1,742    (19,619)    32,380      2,857
  Change in unrealized gain (loss)
     on investments .......................      5,941    (84,285)   14,260    (48,762)   (72,993)    26,276
                                             ---------   --------   -------   --------   --------   --------
  Reinvested capital gains ................       --       24,133     1,415       --         --        5,987
                                             ---------   --------   -------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    (15,076)   (47,915)   17,190    (70,139)   (40,623)    34,278
                                             ---------   --------   -------   --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     15,652     11,600     3,779     30,254     24,178     13,239
  Transfers between funds .................    (16,166)   141,447    (1,711)   (30,016)   193,577     70,107
  Surrenders ..............................     (1,333)    (1,136)     (795)   (25,110)      --       (1,755)
  Death benefits (note 4) .................       --         --        --         --      (29,129)      --
  Policy loans (net of repayments) (note 5)      1,841    (38,951)   (2,822)    (4,465)    (9,106)    (1,280)
  Deductions for surrender charges
     (note 2d) ............................        (68)       (45)      (46)    (1,282)      --         (101)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (9,336)    (8,933)   (2,610)   (13,886)   (12,506)    (4,695)
                                             ---------   --------   -------   --------   --------   --------
       Net equity transactions ............     (9,410)   103,982    (4,205)   (44,505)   167,014     75,515
                                             ---------   --------   -------   --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (24,486)    56,067    12,985   (114,644)   126,391    109,793
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    108,425     52,358    39,373    306,143    179,752     69,959
                                             ---------   --------   -------   --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $  83,939    108,425    52,358    191,499    306,143    179,752
                                             =========   ========   =======   ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................      5,111      2,005     2,529      9,490      4,918      2,470
                                             ---------   --------   -------   --------   --------   --------
  Units purchased .........................      1,119      5,245       259      1,214      6,072      2,701
  Units redeemed ..........................     (1,481)    (2,139)     (783)    (2,975)    (1,500)      (253)
                                             ---------   --------   -------   --------   --------   --------
  Ending units ............................      4,749      5,111     2,005      7,729      9,490      4,918
                                             =========   ========   =======   ========   ========   ========

                                                        DryStkIx
                                             ------------------------------
                                               2001       2000       1999
                                             --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................     1,640      1,017      1,668
  Realized gain (loss) on investments .....    14,272     87,852     43,714
  Change in unrealized gain (loss)
     on investments .......................  (107,638)  (166,996)    53,685
                                             --------   --------   --------
  Reinvested capital gains ................     2,921     10,383      5,305
                                             --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (88,805)   (67,744)   104,372
                                             --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................   105,465     99,972     58,338
  Transfers between funds .................   (37,037)    65,713    180,391
  Surrenders ..............................   (10,817)    (1,059)  (171,591)
  Death benefits (note 4) .................    (1,707)   (28,000)      --
  Policy loans (net of repayments) (note 5)        47    (83,918)   112,849
  Deductions for surrender charges
     (note 2d) ............................      (552)       (42)    (9,854)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (43,044)   (38,282)   (27,882)
                                             --------   --------   --------
       Net equity transactions ............    12,355     14,384    142,251
                                             --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (76,450)   (53,360)   246,623
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   630,562    683,922    437,299
                                             --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   554,112    630,562    683,922
                                             ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................    20,846     20,349     15,567
                                             --------   --------   --------
  Units purchased .........................     4,042      5,272      8,333
  Units redeemed ..........................    (3,860)    (4,775)    (3,551)
                                             --------   --------   --------
  Ending units ............................    21,028     20,846     20,349
                                             ========   ========   ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                         DryAp                         DryGrInc
                                             ------------------------------   ---------------------------
                                               2001       2000       1999      2001      2000      1999
                                             --------   --------   --------   -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................  $    101       (411)      (444)      (47)      (29)      (16)
  Realized gain (loss) on investments .....      (569)    34,531      2,248         9       182        21
  Change in unrealized gain (loss)
     on investments .......................    (5,330)   (39,784)    19,555    (1,506)   (1,309)    1,050
  Reinvested capital gains ................      --          594        922       298       561       342
                                             --------   --------   --------   -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    (5,798)    (5,070)    22,281    (1,246)     (595)    1,397
                                             --------   --------   --------   -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     6,545      6,407     16,973     3,723     3,087     1,932
  Transfers between funds .................    18,067   (193,886)     9,636    13,920     4,215     1,587
  Surrenders ..............................    (5,327)    (2,431)      (275)     --        --        --
  Death benefits (note 4) .................      --         --         --        --        --        --
  Policy loans (net of repayments) (note 5)        53        (50)       870       415    (1,109)       (4)
  Deductions for surrender charges
     (note 2d) ............................      (272)       (97)       (16)     --        --        --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................    (4,120)    (3,403)    (3,174)   (2,146)   (1,432)     (969)
                                             --------   --------   --------   -------   -------   -------
       Net equity transactions ............    14,946   (193,460)    24,014    15,912     4,761     2,546
                                             --------   --------   --------   -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     9,148   (198,530)    46,295    14,666     4,166     3,943
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    50,409    248,939    202,644    15,466    11,300     7,357
                                             --------   --------   --------   -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 59,557     50,409    248,939    30,132    15,466    11,300
                                             ========   ========   ========   =======   =======   =======
CHANGES IN UNITS:
  Beginning units .........................     3,505     17,060     15,355     1,094       763       576
                                             --------   --------   --------   -------   -------   -------
  Units purchased .........................     1,749        443      1,966     1,357       506       262
  Units redeemed ..........................      (651)   (13,998)      (261)     (169)     (175)      (75)
                                             --------   --------   --------   -------   -------   -------
  Ending units ............................     4,603      3,505     17,060     2,282     1,094       763
                                             ========   ========   ========   =======   =======   =======

                                                       FidVIPEI
                                             ------------------------------
                                               2001       2000       1999
                                             --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................     3,624      3,451      2,921
  Realized gain (loss) on investments .....     6,560      4,094     28,704
  Change in unrealized gain (loss)
     on investments .......................   (52,183)    (4,261)   (24,252)
  Reinvested capital gains ................    18,777     24,393     13,676
                                             --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (23,222)    27,677     21,049
                                             --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    29,544     30,798     38,359
  Transfers between funds .................     1,050    (15,048)    21,716
  Surrenders ..............................    (5,802)    (4,094)   (80,650)
  Death benefits (note 4) .................      --         --         --
  Policy loans (net of repayments) (note 5)   (11,053)    (6,197)     4,749
  Deductions for surrender charges
     (note 2d) ............................      (296)      (163)    (4,632)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (29,080)   (22,585)   (22,823)
                                             --------   --------   --------
       Net equity transactions ............   (15,637)   (17,289)   (43,281)
                                             --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (38,859)    10,388    (22,232)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   405,767    395,379    417,611
                                             --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   366,908    405,767    395,379
                                             ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................    10,090     10,575     11,782
                                             --------   --------   --------
  Units purchased .........................       811        877      1,557
  Units redeemed ..........................    (1,224)    (1,362)    (2,764)
                                             --------   --------   --------
  Ending units ............................     9,677     10,090     10,575
                                             ========   ========   ========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                            FidVIPGr                           FidVIPHI
                                             -------------------------------------   -----------------------------
                                                  001         2000         1999       2001       2000       1999
                                             -----------   ----------   ----------   -------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................  $    (8,257)     (11,231)      (5,511)    6,767      6,333      4,009
  Realized gain (loss) on investments .....      (22,696)     139,914       30,269    (2,598)    (9,046)      (364)
  Change in unrealized gain (loss)
     on investments .......................     (341,066)    (473,214)     185,017   (11,721)   (17,028)     2,002
  Reinvested capital gains ................       96,517      128,304       72,571      --         --          169
                                             -----------   ----------   ----------   -------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     (275,502)    (216,227)     282,346    (7,552)   (19,741)     5,816
                                             -----------   ----------   ----------   -------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................       76,520      150,920       88,550     3,725      4,295      5,143
  Transfers between funds .................     (115,169)     693,137      284,745       411     (4,529)    48,257
  Surrenders ..............................      (34,485)     (95,918)     (68,185)     (852)      --         --
  Death benefits (note 4) .................       (1,581)     (12,824)        --        --      (24,545)      --
  Policy loans (net of repayments) (note 5)      (46,843)     (87,861)     (15,221)      600     (2,700)      (824)
  Deductions for surrender charges
     (note 2d) ............................       (1,761)      (3,807)      (3,916)      (43)      --         --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................      (79,368)     (75,041)     (44,939)   (3,941)    (4,323)    (3,482)
                                             -----------   ----------   ----------   -------   --------   --------
       Net equity transactions ............     (202,687)     568,606      241,034      (100)   (31,802)    49,094
                                             -----------   ----------   ----------   -------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (478,189)     352,379      523,380    (7,652)   (51,543)    54,910
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    1,502,222    1,149,843      626,463    59,240    110,783     55,873
                                             -----------   ----------   ----------   -------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 1,024,033    1,502,222    1,149,843    51,588     59,240    110,783
                                             -----------   ----------   ----------   -------   --------   --------
CHANGES IN UNITS:
  Beginning units .........................       30,430       20,570       15,280     2,747      3,951      2,138
                                             -----------   ----------   ----------   -------   --------   --------
  Units purchased .........................        2,809       14,865        8,340       214        178      1,984
  Units redeemed ..........................       (7,846)      (5,005)      (3,050)     (229)    (1,382)      (171)
                                             -----------   ----------   ----------   -------   --------   --------
  Ending units ............................       25,393       30,430       20,570     2,732      2,747      3,951
                                             ===========   ==========   ==========   =======   ========   ========

                                                       FidVIPOv
                                             ---------------------------
                                               2001      2000      1999
                                             -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................    1,798       194       145
  Realized gain (loss) on investments .....     (728)    5,914       365
  Change in unrealized gain (loss)
     on investments .......................  (15,022)  (21,375)    9,665
  Reinvested capital gains ................    3,374     3,964       554
                                             -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........  (10,578)  (11,303)   10,729
                                             -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    5,006     3,973     8,077
  Transfers between funds .................    3,440    11,885     6,491
  Surrenders ..............................     (337)     --      (3,970)
  Death benefits (note 4) .................     --        --        --
  Policy loans (net of repayments) (note 5)      384    (1,104)    1,577
  Deductions for surrender charges
     (note 2d) ............................      (17)     --        (228)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (2,448)   (2,019)   (1,270)
                                             -------   -------   -------
       Net equity transactions ............    6,028    12,735    10,677
                                             -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (4,550)    1,432    21,406
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   44,672    43,240    21,834
                                             -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   40,122    44,672    43,240
                                             -------   -------   -------
CHANGES IN UNITS:
  Beginning units .........................    2,074     1,611     1,151
                                             -------   -------   -------
  Units purchased .........................      459       599       662
  Units redeemed ..........................     (151)     (136)     (202)
                                             -------   -------   -------
  Ending units ............................    2,382     2,074     1,611
                                             =======   =======   =======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                       FidVIPAM                         FidVIPCon
                                             -----------------------------   ------------------------------
                                               2001      2000       1999       2001       2000       1999
                                             --------   -------   --------   --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................  $  2,831     2,294      2,357         92     (3,717)    (2,176)
  Realized gain (loss) on investments .....      (276)      616      2,457     13,161     21,113     58,083
  Change in unrealized gain (loss)
     on investments .......................    (8,117)  (14,373)     1,040   (132,840)  (166,599)    52,374
  Reinvested capital gains ................     1,307     7,145      4,012     19,190     89,503     17,876
                                             --------   -------   --------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    (4,255)   (4,318)     9,866   (100,397)   (59,700)   126,157
                                             --------   -------   --------   --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................       989     2,838      2,307     43,033     44,572     35,053
  Transfers between funds .................      --          81      6,926      4,490    160,955    131,699
  Surrenders ..............................      --        --     (114,038)   (14,269)   (10,833)   (74,832)
  Death benefits (note 4) .................      --        --         --       (1,719)    (4,371)      --
  Policy loans (net of repayments) (note 5)       (17)   (2,261)   104,742      1,278    (25,093)   (11,129)
  Deductions for surrender charges
     (note 2d) ............................      --        --       (6,549)      (729)      (430)    (4,298)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................    (4,049)   (3,554)    (4,274)   (27,495)   (24,462)   (15,216)
                                             --------   -------   --------   --------   --------   --------
       Net equity transactions ............    (3,077)   (2,896)   (10,886)     4,589    140,338     61,277
                                             --------   -------   --------   --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (7,332)   (7,214)    (1,020)   (95,808)    80,638    187,434
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    87,106    94,320     95,340    756,720    676,082    488,648
                                             --------   -------   --------   --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 79,774    87,106     94,320    660,912    756,720    676,082
                                             ========   =======   ========   ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................     3,341     3,448      3,841     31,245     25,860     23,039
                                             --------   -------   --------   --------   --------   --------
  Units purchased .........................        53       117        575      2,423      8,386      7,968
  Units redeemed ..........................      (178)     (224)      (968)    (2,320)    (3,001)    (5,147)
                                             --------   -------   --------   --------   --------   --------
  Ending units ............................     3,216     3,341      3,448     31,348     31,245     25,860
                                             ========   =======   ========   ========   ========   ========

                                                     FidVIPGrOp
                                             ---------------------------
                                              2001      2000      1999
                                             -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................      (48)       14         1
  Realized gain (loss) on investments .....   (2,090)   (1,188)      638
  Change in unrealized gain (loss)
     on investments .......................     (562)   (3,051)     (381)
  Reinvested capital gains ................     --         798       160
                                             -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (2,700)   (3,427)      418
                                             -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    3,107     4,728     3,097
  Transfers between funds .................   (3,936)    6,554     4,979
  Surrenders ..............................   (1,020)   (1,987)   (3,154)
  Death benefits (note 4) .................     --        --        --
  Policy loans (net of repayments) (note 5)     (552)     (328)      662
  Deductions for surrender charges
     (note 2d) ............................      (52)      (79)     (181)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (1,245)   (1,209)   (1,003)
                                             -------   -------   -------
       Net equity transactions ............   (3,698)    7,679     4,400
                                             -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (6,398)    4,252     4,818
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   17,144    12,892     8,074
                                             -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   10,746    17,144    12,892
                                             =======   =======   =======
CHANGES IN UNITS:
  Beginning units .........................    1,487       920       596
                                             -------   -------   -------
  Units purchased .........................      327       846       729
  Units redeemed ..........................     (716)     (279)     (405)
                                             -------   -------   -------
  Ending units ............................    1,098     1,487       920
                                             =======   =======   =======



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                           NSATCapAp                              NSATGvtBd
                                             -------------------------------------   ------------------------------------
                                                 2001         2000         1999         2001         2000         1999
                                             -----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ...................  $   (30,433)     (41,709)     (13,557)      74,662       82,779       83,198
  Realized gain (loss) on investments .....       18,573      597,887      766,321       13,393       (4,326)      28,348
  Change in unrealized gain (loss)
     on investments .......................   (1,406,548)  (3,576,680)    (967,555)      14,597       98,887     (174,887)
  Reinvested capital gains ................         --      1,119,933      507,155        2,533         --          3,291
                                             -----------   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (1,418,408)  (1,900,569)     292,364      105,185      177,340      (60,050)
                                             -----------   ----------   ----------   ----------   ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................      644,615      638,934      916,931      200,978      212,963      268,752
  Transfers between funds .................     (179,319)    (599,363)    (311,161)     210,343     (133,349)    (127,763)
  Surrenders ..............................     (266,189)    (336,235)    (369,726)    (115,038)    (155,854)    (185,683)
  Death benefits (note 4) .................         --        (28,274)     (10,428)     (13,344)        --         (2,429)
  Policy loans (net of repayments) (note 5)       74,831     (123,756)    (270,092)      15,080       (9,053)     (11,574)
  Deductions for surrender charges
     (note 2d) ............................      (13,593)     (13,346)     (21,233)      (5,874)      (6,186)     (10,664)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (348,595)    (403,049)    (445,597)    (165,239)    (137,217)    (148,284)
                                             -----------   ----------   ----------   ----------   ----------   ----------
       Net equity transactions ............      (88,250)    (865,089)    (511,306)     126,906     (228,696)    (217,645)
                                             -----------   ----------   ----------   ----------   ----------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (1,506,658)  (2,765,658)    (218,942)     232,091      (51,356)    (277,695)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    5,004,725    7,770,383    7,989,325    1,648,947    1,700,303    1,977,998
                                             -----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 3,498,067    5,004,725    7,770,383    1,881,038    1,648,947    1,700,303
                                             ===========   ==========   ==========   ==========   ==========   ==========
CHANGES IN UNITS:
  Beginning units .........................      209,596      237,180      252,268       84,317       97,069      109,393
                                             -----------   ----------   ----------   ----------   ----------   ----------
  Units purchased .........................       40,735       24,161       25,431       23,628       12,478       14,212
  Units redeemed ..........................      (44,832)     (51,745)     (40,519)     (17,542)     (25,230)     (26,536)
                                             -----------   ----------   ----------   ----------   ----------   ----------
  Ending units ............................      205,499      209,596      237,180       90,403       84,317       97,069
                                             ===========   ==========   ==========   ==========   ==========   ==========

                                                     NSATMyMkt
                                             ------------------------------
                                               2001       2000       1999
                                             --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................    20,323     28,903      7,483
  Realized gain (loss) on investments .....      --         --         --
  Change in unrealized gain (loss)
     on investments .......................      --         --         --
  Reinvested capital gains ................      --         --         --
                                             --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    20,323     28,903      7,483
                                             --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    10,398      8,344     76,835
  Transfers between funds .................   273,251    156,715    208,709
  Surrenders ..............................   (61,722)   (69,187)   (59,742)
  Death benefits (note 4) .................      --         --         --
  Policy loans (net of repayments) (note 5)   (71,018)    (1,118)    (9,203)
  Deductions for surrender charges
     (note 2d) ............................    (3,152)    (2,746)       (35)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (14,768)   (11,948)   (11,028)
                                             --------   --------   --------
       Net equity transactions ............   132,989     80,060    205,536
                                             --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   153,312    108,963    213,019
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   647,040    538,077    325,058
                                             --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   800,352    647,040    538,077
                                             ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................    44,405     38,841     24,405
                                             --------   --------   --------
  Units purchased .........................    19,463     11,685     16,090
  Units redeemed ..........................   (10,422)    (6,121)    (1,654)
                                             --------   --------   --------
  Ending units ............................    53,446     44,405     38,841
                                             ========   ========   ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                       NSATSmCapV                       NSATSmCo
                                             -----------------------------   -----------------------------
                                                2001      2000      1999       2001       2000      1999
                                             ---------   -------   -------   --------   --------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................  $  (1,315)     (460)      (61)    (1,454)    (1,459)     (296)
  Realized gain (loss) on investments .....     (3,700)      581      (373)    (6,345)    19,270     2,335
  Change in unrealized gain (loss)
     on investments .......................     11,723   (11,962)     (441)    (8,900)   (45,294)   12,177
  Reinvested capital gains ................     15,642    14,955     4,831       --       38,742     2,834
                                             ---------   -------   -------   --------   --------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     22,350     3,114     3,956    (16,699)    11,259    17,050
                                             ---------   -------   -------   --------   --------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     12,533    15,587     5,032     23,638     20,049     7,905
  Transfers between funds .................    102,010    35,026    25,094    (12,782)   208,465     7,081
  Surrenders ..............................     (2,312)   (3,248)     --       (2,100)   (24,363)     --
  Death benefits (note 4) .................       --        --        --         --         --        --
  Policy loans (net of repayments) (note 5)      4,162      (203)     --        1,337    (40,838)     (929)
  Deductions for surrender charges
     (note 2d) ............................       (118)     (129)     --         (107)      (967)     --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (9,619)   (1,878)     (134)   (12,616)    (9,288)   (2,659)
                                             ---------   -------   -------   --------   --------   -------
       Net equity transactions ............    106,656    45,155    29,992     (2,630)   153,058    11,398
                                             ---------   -------   -------   --------   --------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    129,006    48,269    33,948    (19,329)   164,317    28,448
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     82,217    33,948      --      235,101     70,784    42,336
                                             ---------   -------   -------   --------   --------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 211,223    82,217    33,948    215,772    235,101    70,784
                                             =========   =======   =======   ========   ========   =======
CHANGES IN UNITS:
  Beginning units .........................      6,867     3,128      --        9,383      3,052     2,608
                                             ---------   -------   -------   --------   --------   -------
  Units purchased .........................      8,124     4,235     3,142      1,294      9,468       713
  Units redeemed ..........................     (1,127)     (496)      (14)    (1,372)    (3,137)     (269)
                                             ---------   -------   -------   --------   --------   -------
  Ending units ............................     13,864     6,867     3,128      9,305      9,383     3,052
                                             =========   =======   =======   ========   ========   =======

                                                            NSATTotRe
                                             ---------------------------------------
                                                 2001          2000          1999
                                             -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ...................       (4,651)      (30,130)      (28,276)
  Realized gain (loss) on investments .....      (17,304)    1,577,245     1,088,368
  Change in unrealized gain (loss)
     on investments .......................   (2,259,520)   (7,673,082)     (633,345)
  Reinvested capital gains ................      363,368     5,650,701       694,887
                                             -----------   -----------   -----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (1,918,107)     (475,266)    1,121,634
                                             -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    1,484,181     1,643,457     2,049,001
  Transfers between funds .................     (249,270)   (1,676,093)     (681,338)
  Surrenders ..............................     (850,532)   (1,405,202)     (983,114)
  Death benefits (note 4) .................      (34,164)     (174,055)     (125,106)
  Policy loans (net of repayments) (note 5)      (19,105)     (235,379)     (441,403)
  Deductions for surrender charges
     (note 2d) ............................      (43,432)      (55,776)      (56,460)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (1,121,726)   (1,099,335)   (1,153,250)
                                             -----------   -----------   -----------
       Net equity transactions ............     (834,048)   (3,002,383)   (1,391,670)
                                             -----------   -----------   -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (2,752,155)   (3,477,649)     (270,036)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   15,237,051    18,714,700    18,984,736
                                             -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   12,484,896    15,237,051    18,714,700
                                             ===========   ===========   ===========
CHANGES IN UNITS:
  Beginning units .........................      447,240       533,407       574,062
                                             -----------   -----------   -----------
  Units purchased .........................       53,298        51,747        62,241
  Units redeemed ..........................      (81,602)     (137,914)     (102,896)
                                             -----------   -----------   -----------
  Ending units ............................      418,936       447,240       533,407
                                             ===========   ===========   ===========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                            NBAMTBal                           NBAMTGro
                                             -------------------------------------   ------------------------------
                                                 2001         2000         1999       2001       2000       1999
                                             -----------   ----------   ----------   --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................  $    12,979       16,332       12,448     (1,546)    (2,380)      (512)
  Realized gain (loss) on investments .....      (74,070)      56,809       22,595    (60,427)    23,261        102
  Change in unrealized gain (loss)
     on investments .......................     (559,448)    (373,626)     356,062   (112,499)  (106,027)    30,035
  Reinvested capital gains ................      422,854      238,178       35,116     96,494     19,527      3,161
                                             -----------   ----------   ----------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     (197,685)     (62,307)     426,221    (77,978)   (65,619)    32,786
                                             -----------   ----------   ----------   --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................      131,024      142,627      168,578     34,207     26,378      9,886
  Transfers between funds .................      (41,503)     (51,495)    (108,656)   (19,868)   289,380      8,223
  Surrenders ..............................      (81,395)    (276,263)     (69,176)    (9,674)    (6,172)    (3,023)
  Death benefits (note 4) .................      (11,332)        --        (25,121)      --       (4,021)      --
  Policy loans (net of repayments) (note 5)       14,781       24,584      (16,492)    (8,874)   (56,261)      (296)
  Deductions for surrender charges
     (note 2d) ............................       (4,156)     (10,966)      (3,973)      (494)      (245)      (174)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................      (89,586)     (99,127)     (91,724)   (15,714)   (15,668)    (4,673)
                                             -----------   ----------   ----------   --------   --------   --------
       Net equity transactions ............      (82,167)    (270,640)    (146,564)   (20,417)   233,391      9,943
                                             -----------   ----------   ----------   --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (279,852)    (332,947)     279,657    (98,395)   167,772     42,729
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    1,388,661    1,721,608    1,441,951    272,983    105,211     62,482
                                             -----------   ----------   ----------   --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 1,108,809    1,388,661    1,721,608    174,588    272,983    105,211
                                             ===========   ==========   ==========   ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................       55,909       65,636       72,841      8,236      2,782      2,465
                                             -----------   ----------   ----------   --------   --------   --------
  Units purchased .........................        6,414        5,358        8,674      1,608      7,496        703
  Units redeemed ..........................      (10,381)     (15,085)     (15,879)    (2,219)    (2,042)      (386)
                                             -----------   ----------   ----------   --------   --------   --------
  Ending units ............................       51,942       55,909       65,636      7,625      8,236      2,782
                                             ===========   ==========   ==========   ========   ========   ========

                                                     NBAMTGuard
                                             --------------------------
                                              2001      2000     1999
                                             -------   -------   ------
INVESTMENT ACTIVITY:
  Net investment income ...................     (129)      (16)      (8)
  Realized gain (loss) on investments .....      (16)      515       30
  Change in unrealized gain (loss)
     on investments .......................   (1,689)      676       66
  Reinvested capital gains ................    1,012      --       --
                                             -------   -------   ------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     (822)    1,175       88
                                             -------   -------   ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    3,632     1,096      213
  Transfers between funds .................   19,870    12,108      533
  Surrenders ..............................     --        --       --
  Death benefits (note 4) .................     --        --       --
  Policy loans (net of repayments) (note 5)     --      (2,510)    --
  Deductions for surrender charges
     (note 2d) ............................     --        --       --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (2,462)     (581)     (40)
                                             -------   -------   ------
       Net equity transactions ............   21,040    10,113      706
                                             -------   -------   ------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   20,218    11,288      794
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   12,594     1,306      512
                                             -------   -------   ------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   32,812    12,594    1,306
                                             =======   =======   ======
CHANGES IN UNITS:
  Beginning units .........................    1,182       123       55
                                             -------   -------   ------
  Units purchased .........................    2,221     1,331       72
  Units redeemed ..........................     (251)     (272)      (4)
                                             -------   -------   ------
  Ending units ............................    3,152     1,182      123
                                             =======   =======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                      NBAMTLMat                      NBAMTPart
                                             --------------------------   ------------------------------
                                               2001     2000      1999       2001      2000       1999
                                             -------   ------   -------   --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................  $   191      256       194       (453)        (9)       435
  Realized gain (loss) on investments .....       32     (171)      (81)    (5,708)    (2,093)     2,389
  Change in unrealized gain (loss)
     on investments .......................       68      158      (110)    (1,526)   (17,606)     1,608
  Reinvested capital gains ................     --       --        --        3,943     19,026      2,679
                                             -------   ------   -------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........      291      243         3     (3,744)      (682)     7,111
                                             -------   ------   -------   --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    1,681    1,749     1,410      8,599     10,907     20,665
  Transfers between funds .................     (549)    --        --        1,794    (16,522)    54,078
  Surrenders ..............................     --       --        --      (14,527)    (2,923)   (75,056)
  Death benefits (note 4) .................     --       --        --         --         --         --
  Policy loans (net of repayments) (note 5)     (234)  (2,056)   (7,950)    13,930     (1,929)     5,523
  Deductions for surrender charges
     (note 2d) ............................     --       --        --         (742)      (116)    (4,310)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (1,081)    (678)     (629)    (5,716)    (5,149)    (8,442)
                                             -------   ------   -------   --------   --------   --------
       Net equity transactions ............     (183)    (985)   (7,169)     3,338    (15,732)    (7,542)
                                             -------   ------   -------   --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....      108     (742)   (7,166)      (406)   (16,414)      (431)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    3,312    4,054    11,220    112,250    128,664    129,095
                                             -------   ------   -------   --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 3,420    3,312     4,054    111,844    112,250    128,664
                                             =======   ======   =======   ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................      209      271       755      4,486      5,137      5,490
                                             -------   ------   -------   --------   --------   --------
  Units purchased .........................      144      152       120        569        533      3,190
  Units redeemed ..........................     (153)    (214)     (604)      (418)    (1,184)    (3,543)
                                             -------   ------   -------   --------   --------   --------
  Ending units ............................      200      209       271      4,637      4,486      5,137
                                             =======   ======   =======   ========   ========   ========

                                                      OppBdFd
                                             ---------------------------
                                               2001      2000      1999
                                             -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................      716       351       458
  Realized gain (loss) on investments .....     (142)      (58)     (382)
  Change in unrealized gain (loss)
     on investments .......................      129         9      (454)
  Reinvested capital gains ................     --        --          52
                                             -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........      703       302      (326)
                                             -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    2,111     1,449     2,690
  Transfers between funds .................    2,528     4,974    (7,281)
  Surrenders ..............................   (3,872)     --        --
  Death benefits (note 4) .................     --        --        --
  Policy loans (net of repayments) (note 5)    1,358      (170)     (122)
  Deductions for surrender charges
     (note 2d) ............................     (198)     --        --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (1,526)     (726)   (1,551)
                                             -------   -------   -------
       Net equity transactions ............      401     5,527    (6,264)
                                             -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    1,104     5,829    (6,590)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   10,481     4,652    11,242
                                             -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   11,585    10,481     4,652
                                             =======   =======   =======
CHANGES IN UNITS:
  Beginning units .........................      563       263       621
                                             -------   -------   -------
  Units purchased .........................      241       351       152
  Units redeemed ..........................     (222)      (51)     (510)
                                             -------   -------   -------
  Ending units ............................      582       563       263
                                             =======   =======   =======



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                         OppCapAp                        OppGlSec
                                             ------------------------------   ------------------------------
                                                2001       2000      1999       2001       2000       1999
                                             ---------   --------   -------   --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................  $    (608)    (1,972)     (148)       (98)    (1,086)        41
  Realized gain (loss) on investments .....    (11,999)    13,324       526    (19,349)    51,850      3,653
  Change in unrealized gain (loss)
     on investments .......................    (65,020)   (40,213)   11,947    (35,236)   (73,958)    48,273
  Reinvested capital gains ................     29,063     11,366       490     26,498     33,053      2,005
                                             ---------   --------   -------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    (48,564)   (17,495)   12,815    (28,185)     9,859     53,972
                                             ---------   --------   -------   --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     28,756     23,213     2,995     30,264     22,438      6,214
  Transfers between funds .................     37,004    271,292    62,023    (14,922)   110,271     75,115
  Surrenders ..............................     (1,227)    (1,894)     --       (1,568)   (73,785)    (3,066)
  Death benefits (note 4) .................     (1,815)      --        --         --       (2,173)      --
  Policy loans (net of repayments) (note 5)        343    (22,509)      (68)      (712)   (29,394)    (7,839)
  Deductions for surrender charges
     (note 2d) ............................        (63)       (75)     --          (80)    (2,929)      (176)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................    (23,502)   (12,971)   (1,376)   (10,265)    (8,121)    (3,174)
                                             ---------   --------   -------   --------   --------   --------
       Net equity transactions ............     39,496    257,056    63,574      2,717     16,307     67,074
                                             ---------   --------   -------   --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (9,068)   239,561    76,389    (25,468)    26,166    121,046
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    325,516     85,955     9,566    216,097    189,931     68,885
                                             ---------   --------   -------   --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 316,448    325,516    85,955    190,629    216,097    189,931
                                             =========   ========   =======   ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................     18,201      4,757       744      7,110      6,515      3,715
                                             ---------   --------   -------   --------   --------   --------
  Units purchased .........................      4,124     15,443     4,114      1,295      4,233      3,582
  Units redeemed ..........................     (1,922)    (1,999)     (101)    (1,217)    (3,638)      (782)
                                             ---------   --------   -------   --------   --------   --------
  Ending units ............................     20,403     18,201     4,757      7,188      7,110      6,515
                                             =========   ========   =======   ========   ========   ========

                                                       OppMult
                                             ---------------------------
                                               2001      2000      1999
                                             -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................      987       343       239
  Realized gain (loss) on investments .....      686      (969)       26
  Change in unrealized gain (loss)
     on investments .......................   (1,978)     (646)      307
  Reinvested capital gains ................    1,680       757       458
                                             -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    1,375      (515)    1,030
                                             -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................  (17,882)   21,233     1,546
  Transfers between funds .................    1,490    20,087      --
  Surrenders ..............................     --        --        --
  Death benefits (note 4) .................     --        --        --
  Policy loans (net of repayments) (note 5)   (1,664)     (202)     --
  Deductions for surrender charges
     (note 2d) ............................     --        --        --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (991)     (761)     (619)
                                             -------   -------   -------
       Net equity transactions ............  (19,047)   40,357       927
                                             -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....  (17,672)   39,842     1,957
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   50,741    10,899     8,942
                                             -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   33,069    50,741    10,899
                                             =======   =======   =======
CHANGES IN UNITS:
  Beginning units .........................    1,909       433       394
                                             -------   -------   -------
  Units purchased .........................       80     1,512        66
  Units redeemed ..........................     (762)      (36)      (27)
                                             -------   -------   -------
  Ending units ............................    1,227     1,909       433
                                             =======   =======   =======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                          StOpp2                        StDisc2
                                             -------------------------------   ---------------------------
                                                2001       2000       1999      2001      2000      1999
                                             ---------   --------   --------   -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................  $    (312)    (1,373)    (1,191)      (52)     (252)     (174)
  Realized gain (loss) on investments .....      5,994      6,375     14,248      (825)      (67)     (712)
  Change in unrealized gain (loss)
     on investments .......................    (36,451)   (17,982)    14,865    (3,778)      479      (845)
  Reinvested capital gains ................     23,812     22,271     15,628     5,513      --       3,517
                                             ---------   --------   --------   -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     (6,957)     9,291     43,550       858       160     1,786
                                             ---------   --------   --------   -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     18,190     24,397     16,088     3,341     4,803     2,606
  Transfers between funds .................      7,851      4,378    (17,922)    1,597     7,133     3,108
  Surrenders ..............................    (15,804)    (6,929)    (3,157)   (3,405)     --        --
  Death benefits (note 4) .................       --         --         --        --        --        --
  Policy loans (net of repayments) (note 5)     (6,608)    (8,629)      (867)     (871)   (2,317)    1,246
  Deductions for surrender charges
     (note 2d) ............................       (807)      (275)      (181)     (174)     --        --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................    (13,194)    (9,855)    (9,022)   (2,121)   (1,435)   (1,182)
                                             ---------   --------   --------   -------   -------   -------
       Net equity transactions ............    (10,372)     3,087    (15,061)   (1,633)    8,184     5,778
                                             ---------   --------   --------   -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (17,329)    12,378     28,489      (775)    8,344     7,564
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    176,517    164,139    135,650    34,782    26,438    18,874
                                             ---------   --------   --------   -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 159,188    176,517    164,139    34,007    34,782    26,438
                                             =========   ========   ========   =======   =======   =======
CHANGES IN UNITS:
  Beginning units .........................      4,133      4,055      4,485     1,659     1,306       972
                                             ---------   --------   --------   -------   -------   -------
  Units purchased .........................        622        715        493       187       550       496
  Units redeemed ..........................       (862)      (637)      (923)     (275)     (197)     (162)
                                             ---------   --------   --------   -------   -------   -------
  Ending units ............................      3,893      4,133      4,055     1,571     1,659     1,306
                                             =========   ========   ========   =======   =======   =======

                                                      StIntStk2
                                             -----------------------------
                                              2001       2000       1999
                                             -------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................     (115)      (384)      (176)
  Realized gain (loss) on investments .....   (2,588)    34,099     (1,513)
  Change in unrealized gain (loss)
     on investments .......................   (1,715)   (45,895)    37,384
  Reinvested capital gains ................      536       --         --
                                             -------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (3,882)   (12,180)    35,695
                                             -------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    3,750      3,825      1,572
  Transfers between funds .................     (569)     4,070     59,883
  Surrenders ..............................     --      (74,210)      --
  Death benefits (note 4) .................     --         --         --
  Policy loans (net of repayments) (note 5)     (674)    (3,032)    (6,007)
  Deductions for surrender charges
     (note 2d) ............................     --       (2,946)      --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (1,362)    (1,756)      (955)
                                             -------   --------   --------
       Net equity transactions ............    1,145    (74,049)    54,493
                                             -------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (2,737)   (86,229)    90,188
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   16,385    102,614     12,426
                                             -------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   13,648     16,385    102,614
                                             =======   ========   ========
CHANGES IN UNITS:
  Beginning units .........................    1,619      6,083      1,368
                                             -------   --------   --------
  Units purchased .........................      540        377      5,470
  Units redeemed ..........................     (413)    (4,841)      (755)
                                             -------   --------   --------
  Ending units ............................    1,746      1,619      6,083
                                             =======   ========   ========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                      UIFEmMkt                  UIFUSRE
                                             -----------------------   ---------------------------
                                              2001      2000    1999    2001      2000      1999
                                             -------   ------   ----   -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................  $   343       29     84     1,774     1,685     1,181
  Realized gain (loss) on investments .....       (5)   1,233   --       2,102     1,883    (3,047)
  Change in unrealized gain (loss)
     on investments .......................      (78)     (46)     9       788     1,347     1,207
  Reinvested capital gains ................     --       --     --         646       212      --
                                             -------   ------   ----   -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........      260    1,216     93     5,310     5,127      (659)
                                             -------   ------   ----   -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................      145      125     75     7,916     2,527     3,249
  Transfers between funds .................    3,838     (967)   576     5,239    24,231    (8,997)
  Surrenders ..............................     (891)    --     --        (296)     --         (45)
  Death benefits (note 4) .................     --       --     --        --        --        --
  Policy loans (net of repayments) (note 5)        8     --     --       7,583    (1,258)     (283)
  Deductions for surrender charges
     (note 2d) ............................      (46)    --     --         (15)     --          (3)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (128)    (219)   (27)   (4,166)   (1,156)   (1,059)
                                             -------   ------   ----   -------   -------   -------
       Net equity transactions ............    2,926   (1,061)   624    16,261    24,344    (7,138)
                                             -------   ------   ----   -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    3,186      155    717    21,571    29,471    (7,797)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      872      717   --      42,529    13,058    20,855
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 4,058      872    717    64,100    42,529    13,058
                                             -------   ------   ----   -------   -------   -------
CHANGES IN UNITS:
  Beginning units .........................       88       80   --       2,197       857     1,312
                                             -------   ------   ----   -------   -------   -------
  Units purchased .........................      302       31     83     1,206     1,508       220
  Units redeemed ..........................      (15)     (23)    (3)     (364)     (168)     (675)
                                             -------   ------   ----   -------   -------   -------
  Ending units ............................      375       88     80     3,039     2,197       857
                                             =======   ======   ====   =======   =======   =======

                                                     VEWrldBd
                                             ------------------------
                                              2001     2000     1999
                                             ------   ------   ------
INVESTMENT ACTIVITY:
  Net investment income ...................      62       66       54
  Realized gain (loss) on investments .....     (36)     (11)      (1)
  Change in unrealized gain (loss)
     on investments .......................    (102)     (35)    (236)
  Reinvested capital gains ................    --       --         30
                                             ------   ------   ------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     (76)      20     (153)
                                             ------   ------   ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     381      395      371
  Transfers between funds .................    (460)    --       --
  Surrenders ..............................    --       --       --
  Death benefits (note 4) .................    --       --       --
  Policy loans (net of repayments) (note 5)    --       --       --
  Deductions for surrender charges
     (note 2d) ............................    --       --       --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................    (363)    (298)    (314)
                                             ------   ------   ------
       Net equity transactions ............    (442)      97       57
                                             ------   ------   ------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (518)     117      (96)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   1,797    1,680    1,776
CONTRACT OWNERS' EQUITY END OF PERIOD .....   1,279    1,797    1,680
                                             ------   ------   ------
CHANGES IN UNITS:
  Beginning units .........................     127      120      116
                                             ------   ------   ------
  Units purchased .........................      28       29       26
  Units redeemed ..........................     (59)     (22)     (22)
                                             ------   ------   ------
  Ending units ............................      96      127      120
                                             ======   ======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                       VEWrldEMkt                 VEWrldHAs
                                             ----------------------------   ------------------------
                                               2001      2000      1999      2001     2000     1999
                                             --------   -------   -------   ------   ------   ------
INVESTMENT ACTIVITY:
  Net investment income ...................  $   (240)     (315)      (68)      16      (32)      39
  Realized gain (loss) on investments .....    (4,751)    2,893      (810)    (140)   1,987   (2,213)
  Change in unrealized gain (loss)
     on investments .......................     4,488   (29,019)    9,694     (478)   1,001    3,275
  Reinvested capital gains ................      --        --        --       --       --       --
                                             --------   -------   -------   ------   ------   ------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........      (503)  (26,441)    8,816     (602)   2,956    1,101
                                             --------   -------   -------   ------   ------   ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     4,732     4,769       863    1,046    1,099    1,211
  Transfers between funds .................     1,785    30,577    12,547     (636)  (3,549)    (696)
  Surrenders ..............................      (476)     (507)     --       --        (55)    --
  Death benefits (note 4) .................      --      (1,453)     --       --       --       --
  Policy loans (net of repayments) (note 5)       (94)      (15)     (188)    (827)    (253)    (612)
  Deductions for surrender charges
     (note 2d) ............................       (24)      (20)     --       --         (2)    --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................    (2,550)   (2,559)     (349)    (760)  (1,169)    (788)
                                             --------   -------   -------   ------   ------   ------
       Net equity transactions ............     3,373    30,792    12,873   (1,177)  (3,929)    (885)
                                             --------   -------   -------   ------   ------   ------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     2,870     4,351    21,689   (1,779)    (973)     216
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    30,204    25,853     4,164    4,715    5,688    5,472
                                             --------   -------   -------   ------   ------   ------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 33,074    30,204    25,853    2,936    4,715    5,688
                                             ========   =======   =======   ======   ======   ======
CHANGES IN UNITS:
  Beginning units .........................     4,564     2,253       721      291      388      448
                                             --------   -------   -------   ------   ------   ------
  Units purchased .........................     1,042     2,846     1,788       90       82      104
  Units redeemed ..........................      (475)     (535)     (256)    (177)    (179)    (164)
                                             --------   -------   -------   ------   ------   ------
  Ending units ............................     5,131     4,564     2,253      204      291      388
                                             ========   =======   =======   ======   ======   ======


See accompanying notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NATIONWIDE VLI SEPARATE ACCOUNT-3
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001, 2000 AND 1999


(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLISeparate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following funds:

          Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
            American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
            American Century VP - American Century VP Income & Growth
            (ACVPIncGr)
            American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

          Portfolios of the Credit Suisse Trust;
            Credit Suisse Trust - Global Post-Venture Capital Portfolio
            (CSWPGPV)
            Credit Suisse Trust - International Equity Portfolio (CSWPIntEq) Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCoGr)

          The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

          Dreyfus Stock Index Fund (DryStkIx)

          Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Appreciation Portfolio (DryAp)
            Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

          Portfolios of the Fidelity(R)Variable Insurance Products Fund (Fidelity(R)VIP);
            Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI) Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

          Portfolios of the Fidelity(R)Variable Insurance Products Fund II (Fidelity(R) VIP-II);
            Fidelity(R) VIP-II - Asset Manager Portfolio: Initial Class
            (FidVIPAM)
            Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)

          Portfolio of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP-III);
            Fidelity(R) VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)

      Funds of the Nationwide(R)Separate Account Trust (Nationwide(R)SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp) Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd) Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt) Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV) Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)

      Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
            Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
            Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
            Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
            Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

      Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
            Oppenheimer Bond Fund/VA (OppBdFd)
            Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
            Oppenheimer Global Securities Fund/VA (OppGlSec)
            Oppenheimer Multiple Strategies Fund/VA (OppMult)

      Strong Opportunity Fund II, Inc. (StOpp2)

      Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

      Portfolio of the Universal Institutional Funds, Inc.;
            The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (UIFEmMkt) (formerly Van Kampen LIT - Morgan Stanley - Emerging Markets Debt Portfolio)
            The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (UIFUSRE) (formerly Morgan Stanley - U.S. Real Estate Portfolio)

      Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
            Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
            Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. These charges are assessed against each contract by liquidating units.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

          No surrender charge is assessed on any contract surrendered after the ninth year.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  Asset Charges

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.


(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate and total return for each year in the five year period ended December 31, 2001.

                                                          CONTRACT                    UNIT           CONTRACT      TOTAL
                                                        EXPENSE RATE(*)    UNITS    FAIR VALUE   OWNERS' EQUITY  RETURN(**)
                                                        ---------------    -----    ----------   --------------  ----------
American Century Variable Portfolios, Inc.- American
 Century VP Advantage
   1999 .................................................   0.80%          22,653   $ 21.052310     $476,898       13.85%
   1998 .................................................   0.80%          24,904     18.492009      460,525       16.26%
   1997 .................................................   0.80%          27,087     15.906088      430,848       11.93%

American Century Variable Portfolios, Inc.- American
Century VP Advantage - Initial Funding by Depositor
   1998 .................................................   0.80%          25,000     19.938436      498,461       17.19%
   1997 .................................................   0.80%          25,000     17.013707      425,343       12.83%

American Century VP - American Century VP Balanced
   2001 .................................................   0.80%          17,814     19.493759      347,262       -4.31%
   2000 .................................................   0.80%          18,681     20.372425      380,577       -3.42%
   1999 .................................................   0.80%             974     21.094348       20,546        9.18%
   1998 .................................................   0.80%             955     19.320541       18,451       14.85%
   1997 .................................................   0.80%           1,192     16.822481       20,052       14.88%

American Century VP - American Century VP
Capital Appreciation
   2001 .................................................   0.80%           5,594     17.987270      100,621      -28.64%
   2000 .................................................   0.80%           7,836     25.207415      197,525        8.17%
   1999 .................................................   0.80%           3,518     23.303640       81,982       63.21%
   1998 .................................................   0.80%           3,978     14.277913       56,798       -2.94%
   1997 .................................................   0.80%           4,670     14.709822       68,695       -4.03%

American Century VP - American Century VP
Income & Growth
   2001 .................................................   0.80%           4,332     10.252927       44,416       -9.09%
   2000 .................................................   0.80%           4,738     11.277817       53,434      -11.32%
   1999 .................................................   0.80%           1,877     12.717991       23,872       17.08%
   1998 .................................................   0.80%             357     10.862660        3,878        8.63%  5/1/98

American Century VP - American Century VP
International
   2001 .................................................   0.80%           4,105     15.554724       63,852      -29.74%
   2000 .................................................   0.80%           4,243     22.139513       93,938      -17.49%
   1999 .................................................   0.80%           1,038     26.831062       27,851       62.74%
   1998 .................................................   0.80%           2,097     16.487231       34,574       17.81%
   1997 .................................................   0.80%           1,983     13.994328       27,751       17.69%

American Century VP - American Century VP Value
   2001 .................................................   0.80%           6,084     17.020923      103,555       11.92%
   2000 .................................................   0.80%             714     15.208380       10,859       17.21%
   1999 .................................................   0.80%             590     12.975752        7,656       -1.64%
   1998 .................................................   0.80%             496     13.192098        6,543        3.98%

Credit Suisse Trust - Global Post-Venture Capital
Portfolio
   2001 .................................................   0.80%           1,134     11.150533       12,645      -29.21%
   2000 .................................................   0.80%           1,057     15.751152       16,649      -19.58%
   1999 .................................................   0.80%              87     19.586645        1,704       62.20%
   1998 .................................................   0.80%              81     12.075838         978         5.66%

                                                  CONTRACT                        UNIT          CONTRACT          TOTAL
                                               EXPENSE RATE(*)   UNITS          FAIR VALUE    OWNERS' EQUITY      RETURN(**)
                                               ---------------   -----          ----------    --------------      ----------
Credit Suisse Trust - International
Equity Portfolio
   2001                                             0.80%         2,925           10.194751        29,820         -22.90%
   2000                                             0.80%         2,618           13.222451        34,616         -26.48%
   1999                                             0.80%         2,203           17.985801        39,623          52.21%
   1998                                             0.80%         2,250           11.816371        26,587           4.51%
   1997                                             0.80%         2,130           11.306660        24,083          -3.04%

Credit Suisse Trust - Small Cap
Growth Portfolio
   2001                                             0.80%         4,749           17.675000        83,939         -16.68%
   2000                                             0.80%         5,111           21.214019       108,425         -18.76%
   1999                                             0.80%         2,005           26.113570        52,358          67.73%
   1998                                             0.80%         2,529           15.568525        39,373          -3.63%
   1997                                             0.80%         3,363           16.154327        54,327          14.73%

The Dreyfus Socially Responsible
Growth Fund, Inc.
   2001                                             0.80%         7,729           24.776659       191,499         -23.20%
   2000                                             0.80%         9,490           32.259560       306,143         -11.74%
   1999                                             0.80%         4,918           36.549891       179,752          29.04%
   1998                                             0.80%         2,470           28.323603        69,959          28.35%
   1997                                             0.80%         1,942           22.067304        42,855          27.41%

Dreyfus Stock Index Fund
   2001                                             0.80%        21,028           26.351146       554,112         -12.88%
   2000                                             0.80%        20,846           30.248565       630,562         -10.00%
   1999                                             0.80%        20,349           33.609618       683,922          19.64%
   1998                                             0.80%        15,567           28.091438       437,299          27.19%
   1997                                             0.80%        14,960           22.086039       330,407          31.90%

Dreyfus VIF - Appreciation Portfolio
   2001                                             0.80%         4,603           12.938645        59,557         -10.04%
   2000                                             0.80%         3,505           14.382034        50,409          -1.44%
   1999                                             0.80%        17,060           14.591996       248,939          10.57%
   1998                                             0.80%        15,355           13.197284       202,644          29.18%
   1997                                             0.80%         1,021           10.216196        10,431           2.16%  7/14/97

Dreyfus VIF - Growth and
Income Portfolio
   2001                                             0.80%         2,282           13.204070        30,132          -6.60%
   2000                                             0.80%         1,094           14.137245        15,466          -4.54%
   1999                                             0.80%          763            14.810164        11,300          15.95%
   1998                                             0.80%          576            12.772496         7,357          10.92%
   1997                                             0.80%           73            11.514756          841           15.29%

Fidelity(R) VIP - Equity-Income Portfolio:
Initial Class
   2001                                             0.80%         9,677           37.915521       366,908          -5.72%
   2000                                             0.80%        10,090           40.214814       405,767           7.56%
   1999                                             0.80%        10,575           37.388084       395,379           5.48%
   1998                                             0.80%        11,782           35.444796       417,611          10.74%
   1997                                             0.80%        15,527           32.007773       496,985          27.09%

Fidelity(R) VIP - Growth Portfolio:
Initial Class
   2001                                             0.80%        25,393           40.327380      1,024,033        -18.31%
   2000                                             0.80%        30,430           49.366480      1,502,222        -11.69%
   1999                                             0.80%        20,570           55.899014      1,149,843         36.34%
   1998                                             0.80%        15,280           40.998916       626,463          38.38%
   1997                                             0.80%        14,055           29.627929       416,421          22.50%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                 CONTRACT                      UNIT             CONTRACT          TOTAL
                                               EXPENSE RATE(*)       UNITS   FAIR VALUE      OWNERS' EQUITY       RETURN(**)
                                               ---------------       -----   ----------      --------------       ----------
Fidelity(R) VIP - High Income Portfolio:
Initial Class
   2001 ......................................       0.80%           2,732     18.882734           51,588         -12.44%
   2000 ......................................       0.80%           2,747     21.565326           59,240         -23.09%
   1999 ......................................       0.80%           3,951     28.039263          110,783           7.29%
   1998 ......................................       0.80%           2,138     26.133234           55,873          -5.09%
   1997 ......................................       0.80%           2,126     27.535006           58,539          16.73%

Fidelity(R) VIP - Overseas Portfolio:
Initial Class
   2001 ......................................       0.80%           2,382     16.843777           40,122         -21.80%
   2000 ......................................       0.80%           2,074     21.539183           44,672         -19.75%
   1999 ......................................       0.80%           1,611     26.840170           43,240          41.49%
   1998 ......................................       0.80%           1,151     18.969496           21,834          11.85%
   1997 ......................................       0.80%           1,025     16.959418           17,383          10.67%

Fidelity(R) VIP II - Asset Manager
Portfolio: Initial Class
   2001 ......................................       0.80%           3,216     24.805237           79,774          -4.86%
   2000 ......................................       0.80%           3,341     26.071970           87,106          -4.69%
   1999 ......................................       0.80%           3,448     27.355020           94,320          10.21%
   1998 ......................................       0.80%           3,841     24.821550           95,340          14.13%
   1997 ......................................       0.80%           5,568     21.747656          121,091          19.69%

Fidelity(R) VIP II - Contrafund Portfolio:
Initial Class
   2001 ......................................       0.80%          31,348     21.083066          660,912         -12.95%
   2000 ......................................       0.80%          31,245     24.218904          756,720          -7.36%
   1999 ......................................       0.80%          25,860     26.143948          676,082          23.26%
   1998 ......................................       0.80%          23,039     21.209617          488,648          28.94%
   1997 ......................................       0.80%          21,431     16.448700          352,512          23.15%

Fidelity(R) VIP III - Growth Opportunities
Portfolio:Initial Class
   2001 ......................................       0.80%           1,098      9.787292           10,746         -15.11%
   2000 ......................................       0.80%           1,487     11.528985           17,144         -17.72%
   1999 ......................................       0.80%             920     14.012663           12,892           3.44%
   1998 ......................................       0.80%             596     13.546531            8,074          23.62%

Nationwide(R) SAT - Capital Appreciation
Fund Class I
   2001 ......................................       0.80%         205,499     17.022307         3,498,067        -28.71%
   2000 ......................................       0.80%         209,596     23.877962         5,004,725        -27.12%
   1999 ......................................       0.80%         237,180     32.761545         7,770,383          3.45%
   1998 ......................................       0.80%         252,268     31.669989         7,989,325         28.93%
   1997 ......................................       0.80%         252,861     24.563746         6,211,213         33.42%

Nationwide(R) SAT - Government Bond
Fund Class I
   2001 ......................................       0.80%          90,403     20.807253         1,881,038         6.40%
   2000 ......................................       0.80%          84,317     19.556523         1,648,947        11.65%
   1999 ......................................       0.80%          97,069     17.516435         1,700,303        -3.13%
   1998 ......................................       0.80%         109,393     18.081576         1,977,998         8.04%
   1997 ......................................       0.80%          97,797     16.735906         1,636,721         8.79%

Nationwide(R) SAT - Money Market
Fund Class I
   2001 ......................................       0.80%          53,446     14.974957          800,352          2.77%
   2000 ......................................       0.80%          44,405     14.571330          647,040          5.18%
   1999 ......................................       0.80%          38,841     13.853330          538,077          4.01%
   1998 ......................................       0.80%          24,405     13.319323          325,058          4.43%
   1997 ......................................       0.80%          27,608     12.754301          352,121          4.42%


                                                    CONTRACT                   UNIT          CONTRACT            TOTAL
                                                  EXPENSE RATE(*)   UNITS    FAIR VALUE    OWNERS' EQUITY       RETURN(**)
                                                  ---------------   -----    ----------    --------------       ----------
Nationwide(R) SAT - Nationwide(R) Small
Cap Value Fund Class I
   2001 ........................................       0.80%        13,864     15.235359        211,223          27.25%
   2000 ........................................       0.80%         6,867     11.972833         82,217          10.32%
   1999 ........................................       0.80%         3,128     10.852975         33,948          26.82%

Nationwide(R) SAT - Nationwide(R) Small
Company Fund Class I
   2001 ........................................       0.80%         9,305     23.188796        215,772          -7.45%
   2000 ........................................       0.80%         9,383     25.056031        235,101           8.03%
   1999 ........................................       0.80%         3,052     23.192622         70,784          42.87%
   1998 ........................................       0.80%         2,608     16.233001         42,336           0.20%
   1997 ........................................       0.80%         3,751     16.199871         60,766          16.41%

Nationwide(R) SAT - Total Return
Fund Class I
   2001 ........................................       0.80%       418,936     29.801440      12,484,896        -12.53%
   2000 ........................................       0.80%       447,240     34.069071      15,237,051         -2.90%
   1999 ........................................       0.80%       533,407     35.085217      18,714,700          6.09%
   1998 ........................................       0.80%       574,062     33.070880      18,984,736         17.13%
   1997 ........................................       0.80%       576,775     28.233403      16,284,321         28.40%

Neuberger Berman AMT - Balanced Portfolio
   2001 ........................................       0.80%        51,942     21.347054       1,108,809        -14.05%
   2000 ........................................       0.80%        55,909     24.837871       1,388,661         -5.31%
   1999 ........................................       0.80%        65,636     26.229633       1,721,608         32.50%
   1998 ........................................       0.80%        72,841     19.795868       1,441,951         11.28%
   1997 ........................................       0.80%        78,124     17.788645       1,389,720         18.50%

Neuberger Berman AMT - Growth Portfolio
   2001 ........................................       0.80%         7,625     22.896752        174,588         -30.92%
   2000 ........................................       0.80%         8,236     33.145055        272,983         -12.36%
   1999 ........................................       0.80%         2,782     37.818375        105,211          49.20%
   1998 ........................................       0.80%         2,465     25.347646         62,482          14.61%
   1997 ........................................       0.80%         2,617     22.117203         57,881          27.98%

Neuberger Berman AMT - Guardian Portfolio
   2001 ........................................       0.80%         3,152     10.409898         32,812          -2.30%
   2000 ........................................       0.80%         1,182     10.654639         12,594           0.33%
   1999 ........................................       0.80%          123      10.619652          1,306          14.02%
   1998 ........................................       0.80%           55       9.314041           512            -6.86%  5/1/98

Neuberger Berman AMT - Limited Maturity
Bond Portfolio
   2001 ........................................       0.80%          200      17.101800          3,420          7.91%
   2000 ........................................       0.80%          209      15.848178          3,312          5.94%
   1999 ........................................       0.80%          271      14.959827          4,054          0.67%
   1998 ........................................       0.80%          755      14.860392         11,220          3.56%
   1997 ........................................       0.80%          698      14.349688         10,016          5.89%

Neuberger Berman AMT - Partners Portfolio
   2001 ........................................       0.80%         4,637     24.119941        111,844          -3.61%
   2000 ........................................       0.80%         4,486     25.022294        112,250          -0.10%
   1999 ........................................       0.80%         5,137     25.046437        128,664           6.51%
   1998 ........................................       0.80%         5,490     23.514569        129,095           3.38%
   1997 ........................................       0.80%         5,889     22.746051        133,951          30.21%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                              CONTRACT                     UNIT              CONTRACT        TOTAL
                                            EXPENSE RATE(*)      UNITS   FAIR VALUE       OWNERS' EQUITY    RETURN(**)
                                              -------------      -----   ----------       --------------    ----------
Oppenheimer Bond Fund/VA
   2001 ....................................    0.80%             582     19.904727           11,585         6.92%
   2000 ....................................    0.80%             563     18.615856           10,481         5.26%
   1999 ....................................    0.80%             263     17.686402            4,652        -2.30%
   1998 ....................................    0.80%             621     18.103341           11,242         5.95%
   1997 ....................................    0.80%             239     17.086434            4,084         8.38%

Oppenheimer Capital Appreciation Fund/VA
   2001 ....................................    0.80%          20,403     15.509895          316,448        -13.28%
   2000 ....................................    0.80%          18,201     17.884539          325,516         -1.02%
   1999 ....................................    0.80%           4,757     18.069110           85,955         40.53%
   1998 ....................................    0.80%             744     12.857977            9,566         23.01%
   1997 ....................................    0.80%              48     10.452595             502            4.53%  7/14/97

Oppenheimer Global Securities Fund/VA
   2001 ....................................    0.80%           7,188     26.520512          190,629        -12.74%
   2000 ....................................    0.80%           7,110     30.393395          216,097          4.26%
   1999 ....................................    0.80%           6,515     29.152831          189,931         57.22%
   1998 ....................................    0.80%           3,715     18.542353           68,885         13.20%
   1997 ....................................    0.80%           3,451     16.380762           56,530         21.45%

Oppenheimer Multiple Strategies Fund/VA
   2001 ....................................    0.80%           1,227     26.951432           33,069         1.40%
   2000 ....................................    0.80%           1,909     26.579650           50,741         5.59%
   1999 ....................................    0.80%             433     25.171538           10,899        10.91%
   1998 ....................................    0.80%             394     22.696024            8,942         5.80%
   1997 ....................................    0.80%             360     21.450954            7,722        16.29%

Strong Opportunity Fund II, Inc.
   2001 ....................................    0.80%           3,893     40.890795          159,188        -4.48%
   2000 ....................................    0.80%           4,133     42.709091          176,517         5.51%
   1999 ....................................    0.80%           4,055     40.478200          164,139        33.83%
   1998 ....................................    0.80%           4,485     30.245312          135,650        12.64%
   1997 ....................................    0.80%           4,286     26.851737          115,087        24.46%

Strong VIF - Strong Discovery Fund II
   2001 ....................................    0.80%           1,571     21.646818           34,007         3.25%
   2000 ....................................    0.80%           1,659     20.965624           34,782         3.57%
   1999 ....................................    0.80%           1,306     20.243703           26,438         4.25%
   1998 ....................................    0.80%             972     19.418031           18,874         6.41%
   1997 ....................................    0.80%           1,759     18.249145           32,100        10.50%

Strong VIF - Strong International Stock Fund II
   2001                                         0.80%           1,746      7.816872           13,648       -22.76%
   2000 ....................................    0.80%           1,619     10.120684           16,385       -40.00%
   1999 ....................................    0.80%           6,083     16.868902          102,614        85.71%
   1998 ....................................    0.80%           1,368      9.083353           12,426        -5.54%
   1997 ....................................    0.80%           1,233      9.615755           11,856       -14.21%

UIF - Emerging Markets Debt Portfolio
   2001 ....................................    0.80%             375     10.822665            4,058         9.22%
   2000 ....................................    0.80%              88      9.909218             872         10.50%
   1999 ....................................    0.80%              80      8.967304             717         28.35%


                                                           CONTRACT                      UNIT            CONTRACT         TOTAL
                                                          EXPENSE RATE(*)   UNITS      FAIR VALUE      OWNERS' EQUITY    RETURN(**)
                                                          ---------------   -----      ----------      --------------    ----------
UIF - U.S.Real Estate Portfolio
   2001 ...............................................      0.80%           3,039     21.092541          64,100          8.96%
   2000 ...............................................      0.80%           2,197     19.357784          42,529          4.08%
   1999 ...............................................      0.80%             857     15.237208          13,058          -4.14%
   1998 ...............................................      0.80%           1,312     15.895654          20,855         -12.33%
   1997 ...............................................      0.80%           1,156     18.130321          20,959          20.51%

Van Eck WIT - Worldwide Bond Fund

   2001 ...............................................      0.80%              96     13.323421           1,279          -5.86%
   2000 ...............................................      0.80%             127     14.152095           1,797          1.06%
   1999 ...............................................      0.80%             120     14.003753           1,680          -8.56%
   1998 ...............................................      0.80%             116     15.314274           1,776          11.86%
   1997 ...............................................      0.80%             117     13.690999           1,602          1.57%

Van Eck WIT - Worldwide Emerging Markets Fund
   2001 ...............................................      0.80%           5,131      6.445985          33,074          -2.60%
   2000 ...............................................      0.80%           4,564      6.617911          30,204         -42.33%
   1999 ...............................................      0.80%           2,253     11.474995          25,853          98.69%
   1998 ...............................................      0.80%             721      5.775322           4,164         -34.66%
   1997 ...............................................      0.80%             992      8.838307           8,768         -12.31%

Van Eck WIT - Worldwide Hard Assets Fund
   2001 ...............................................      0.80%             204     14.394005           2,936         -11.16%
   2000 ...............................................      0.80%             291     16.202633           4,715          10.52%
   1999 ...............................................      0.80%             388     14.660557           5,688          20.04%
   1998 ...............................................      0.80%             448     12.213207           5,472         -31.52%
   1997 ...............................................      0.80%             904     17.834480          16,122          -2.46%

Total Contract Owners' Equity by Year

   2001 ...........................................................................................  $25,242,335

   2000 ...........................................................................................  $30,326,991

   1999 ...........................................................................................  $35,759,604

   1998 ...........................................................................................  $34,839,835

   1997 ...........................................................................................  $29,310,606



* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the "Company"), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 29, 2002

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)

                                                                                              December 31,
                                                                                     ------------------------------
                                                                                        2001                 2000
                                                                                     =========            =========
                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $17,961.6 in 2001; $15,245.8 in 2000)            $18,370.8            $15,443.0
    Equity securities (cost $83.0 in 2001; $103.5 in 2000)                                94.0                109.0
  Mortgage loans on real estate, net                                                   7,113.1              6,168.3
  Real estate, net                                                                       172.0                310.7
  Policy loans                                                                           591.1                562.6
  Other long-term investments                                                            125.0                101.8
  Short-term investments, including amounts managed by a related party                 1,011.3                442.6
                                                                                     ---------            ---------
                                                                                      27,477.3             23,138.0
                                                                                     ---------            ---------

Cash                                                                                      22.6                 18.4
Accrued investment income                                                                306.7                251.4
Deferred policy acquisition costs                                                      3,189.0              2,865.6
Other assets                                                                             646.0                396.7
Assets held in separate accounts                                                      59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                    $25,216.0            $22,183.6
Short-term debt                                                                          100.0                118.7
Long-term debt, payable to NFS                                                           300.0                   --
Other liabilities                                                                      2,307.9              1,164.9
Liabilities related to separate accounts                                              59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                      87,436.9             89,364.4
                                                                                     ---------            ---------

Commitments and contingencies (notes 10 and 15)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                              3.8                  3.8
  Additional paid-in capital                                                             646.1                646.1
  Retained earnings                                                                    2,863.1              2,436.3
  Accumulated other comprehensive income                                                 204.7                116.7
                                                                                     ---------            ---------
                                                                                       3,717.7              3,202.9
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                             Years ended December 31,
                                                                                    ------------------------------------------
                                                                                     2001             2000             1999
                                                                                    ========         ========         ========
Revenues:
  Policy charges                                                                    $1,017.3         $1,091.4         $  895.5
  Life insurance premiums                                                              251.1            240.0            220.8
  Net investment income                                                              1,725.0          1,654.9          1,520.8
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                                (62.7)           (19.4)           (11.6)
      Related party                                                                     44.4               --               --
  Other                                                                                 14.1             17.0             66.1
                                                                                    --------         --------         --------
                                                                                     2,989.2          2,983.9          2,691.6
                                                                                    --------         --------         --------

Benefits and expenses:
  Interest credited to policyholder account balances                                 1,238.7          1,182.4          1,096.3
  Other benefits and claims                                                            280.3            241.6            210.4
  Policyholder dividends on participating policies                                      41.7             44.5             42.4
  Amortization of deferred policy acquisition costs                                    347.9            352.1            272.6
  Interest expense on debt                                                               6.2              1.3               --
  Other operating expenses                                                             444.1            479.0            463.4
                                                                                    --------         --------         --------
                                                                                     2,358.9          2,300.9          2,085.1
                                                                                    --------         --------         --------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                 630.3            683.0            606.5
Federal income tax expense                                                             161.4            207.7            201.4
                                                                                    --------         --------         --------
    Income before cumulative effect of adoption of accounting principles               468.9            475.3            405.1
Cumulative effect of adoption of accounting principles, net of tax                      (7.1)              --               --
                                                                                    --------         --------         --------
    Net income                                                                      $  461.8         $  475.3         $  405.1
                                                                                    ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                  (in millions)

                                                                                           Accumulated
                                                            Additional                        other            Total
                                                Common        paid-in       Retained       comprehensive   shareholder's
                                                stock         capital       earnings       income (loss)       equity
                                               ========     ==========      ========       =============   =============
Balance as of December 31, 1998                     3.8         914.7        1,579.0            275.6        2,773.1

Comprehensive income:
    Net income                                       --            --          405.1               --          405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --           (315.0)        (315.0)
                                                                                                            --------
  Total comprehensive income                                                                                    90.1
                                                                                                            --------
Capital contribution                                 --          26.4           87.9             23.5          137.8
Return of capital to shareholder                     --        (175.0)            --               --         (175.0)
Dividends to shareholder                             --            --          (61.0)              --          (61.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 1999                     3.8         766.1        2,011.0            (15.9)       2,765.0
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          475.3               --          475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --            132.6          132.6
                                                                                                            --------
  Total comprehensive income                                                                                   607.9
                                                                                                            --------
Return of capital to shareholder                     --        (120.0)            --               --         (120.0)
Dividends to shareholder                             --            --          (50.0)              --          (50.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2000                $    3.8      $  646.1       $2,436.3         $  116.7       $3,202.9
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          461.8               --          461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --             98.2           98.2
    Cumulative effect of adoption of
      accounting principles, net of tax              --            --             --             (1.4)          (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                             --            --             --             (8.8)          (8.8)
                                                                                                            --------
  Total comprehensive income                                                                                   549.8
                                                                                                            --------
Dividends to shareholder                             --            --          (35.0)              --          (35.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2001                $    3.8      $  646.1       $2,863.1         $  204.7       $3,717.7
                                               ========      ========       ========         ========       ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)

                                                                                               Years ended December 31,
                                                                                      ------------------------------------------
                                                                                        2001             2000             1999
                                                                                      ========         ========         ========
Cash flows from operating activities:
  Net income                                                                          $  461.8         $  475.3         $  405.1
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               1,238.7          1,182.4          1,096.3
      Capitalization of deferred policy acquisition costs                               (743.0)          (778.9)          (637.0)
      Amortization of deferred policy acquisition costs                                  347.9            352.1            272.6
      Amortization and depreciation                                                      (31.5)           (12.7)             2.4
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                               62.7             19.4             11.6
          Related parties                                                                (44.4)              --               --
     Cumulative effect of adoption of accounting principles                               10.9               --               --
      Increase in accrued investment income                                              (55.3)           (12.8)            (7.9)
     (Increase) decrease in other assets                                                (272.5)           (92.0)           122.9
      Increase (decrease) in policy liabilities                                           33.0             (0.3)           (20.9)
      Increase in other liabilities                                                      304.0            229.3            149.7
      Other, net                                                                           8.3             22.3             (8.6)
                                                                                      --------         --------         --------
        Net cash provided by operating activities                                      1,320.6          1,384.1          1,386.2
                                                                                      --------         --------         --------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                              3,933.9          2,988.7          2,307.9
  Proceeds from sale of securities available-for-sale                                    497.8            602.0            513.1
  Proceeds from repayments of mortgage loans on real estate                            1,204.4            911.7            696.7
  Proceeds from sale of real estate                                                       29.1             18.7              5.7
  Proceeds from sale of limited partnership to related party                             158.9               --               --
  Proceeds from repayments of policy loans and sale of other invested assets              68.9             79.3             40.9
  Cost of securities available-for-sale acquired                                      (7,123.6)        (3,475.5)        (3,724.9)
  Cost of mortgage loans on real estate acquired                                      (2,123.1)        (1,318.0)          (971.4)
  Cost of real estate acquired                                                            (0.4)            (7.1)           (14.2)
  Short-term investments, net                                                           (568.7)           (26.6)           (27.5)
  Collateral received - securities lending, net                                          791.6               --               --
  Other, net                                                                            (192.2)          (182.3)          (110.9)
                                                                                      --------         --------         --------
        Net cash used in investing activities                                         (3,323.4)          (409.1)        (1,284.6)
                                                                                      --------         --------         --------
Cash flows from financing activities:
  Net proceeds from issuance of long-term debt to NFS                                    300.0               --               --
  Capital returned to shareholder                                                           --           (120.0)          (175.0)
  Net change in short-term debt                                                          (18.7)           118.7               --
  Cash dividends paid                                                                    (35.0)          (100.0)           (13.5)
  Increase in investment and universal life insurance product account balances         5,976.7          4,517.0          3,799.4
  Decrease in investment and universal life insurance product account balances        (4,216.0)        (5,377.1)        (3,711.1)
                                                                                      --------         --------         --------
        Net cash provided by (used in) financing activities                            2,007.0           (961.4)          (100.2)
                                                                                      --------         --------         --------
Net increase in cash                                                                       4.2             13.6              1.4

Cash, beginning of year                                                                   18.4              4.8              3.4
                                                                                      --------         --------         --------
Cash, end of year                                                                     $   22.6         $   18.4         $    4.8
                                                                                      ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2001, 2000 and 1999

(1)   Organization and Description of Business

      Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States of America and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

      Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Securities, Inc., and Nationwide Investment Services Corporation.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 12.

      In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

      The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

      (a)   Consolidation Policy

            The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (b)   Valuation of Investments, Investment Income and Related Gains and
            Losses

            The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

            Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

            The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

            Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

            Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (c)   Derivative Instruments

            Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

            The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

            The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

            Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

            From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

            The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

            Prior to the adoption of SFAS 133, defined in note 2 (k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

      (d)   Revenues and Benefits

            Investment Products and Universal Life Insurance Products:
            Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

            Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (e)   Deferred Policy Acquisition Costs

            The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

            For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual expense differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

            For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

      (f)   Separate Accounts

            Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment returns. For all but $1.39 billion and $1.12 billion of separate account assets as of December 31, 2001 and 2000, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

      (g)   Future Policy Benefits

            Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

            Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

      (h)   Participating Business

            Participating business represented approximately 17% in 2001 (21% in 2000 and 29% in 1999) of the Company's life insurance in force, 63% in 2001 (66% in 2000 and 69% in 1999) of the number of life insurance policies in force, and 9% in 2001 (8% in 2000 and 13% in 1999) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (i)   Federal Income Tax

            The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

            The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

            The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

      (j)   Reinsurance Ceded

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (k)   Recently Issued Accounting Pronouncements

            In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
            133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

            SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

            As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI at January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively, as of January 1, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

            In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

            In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

            SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

            SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

            The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

            In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

      (l)   Reclassification

            Certain items in the 2000 and 1999 consolidated financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

(3)   Investments

      The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:

                                                                                        Gross         Gross
                                                                     Amortized        unrealized    unrealized       Estimated
      (in millions)                                                    cost             gains         losses        fair value
                                                                     =========        ==========    ==========      ==========
      December 31, 2001
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   263.2        $    23.1     $     0.5        $   285.8
          Obligations of states and political subdivisions                 7.6              0.3            --              7.9
          Debt securities issued by foreign governments                   41.8              2.6            --             44.4
          Corporate securities                                        11,769.8            470.6         176.5         12,063.9
          Mortgage-backed securities - U.S. Government backed          2,012.3             67.8           3.7          2,076.4
          Asset-backed securities                                      3,866.9             76.7          51.2          3,892.4
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         17,961.6            641.1         231.9         18,370.8
        Equity securities                                                 83.0             11.0            --             94.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $18,044.6        $   652.1     $   231.9        $18,464.8
                                                                     =========        =========     =========        =========

      December 31, 2000
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   277.5        $    33.4     $     0.1        $   310.8
          Obligations of states and political subdivisions                 8.6              0.2            --              8.8
          Debt securities issued by foreign governments                   94.1              1.5           0.1             95.5
          Corporate securities                                         9,758.3            235.0         135.1          9,858.2
          Mortgage-backed securities - U.S. Government backed          2,719.1             46.1           3.8          2,761.4
          Asset-backed securities                                      2,388.2             36.3          16.2          2,408.3
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         15,245.8            352.5         155.3         15,443.0
        Equity securities                                                103.5              9.5           4.0            109.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $15,349.3        $   362.0     $   159.3        $15,552.0
                                                                     =========        =========     =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized              Estimated
      (in millions)                                                                           cost                 fair value
                                                                                            =========              ==========
      Fixed maturity securities available for sale:
         Due in one year or less                                                            $ 1,125.4               $ 1,141.7
         Due after one year through five years                                                5,154.4                 5,295.6
         Due after five years through ten years                                               4,073.6                 4,188.8
         Due after ten years                                                                  1,729.0                 1,775.9
                                                                                            ---------               ---------
                                                                                             12,082.4                12,402.0
          Mortgage-backed securities - U.S. Government backed                                 2,012.3                 2,076.4
          Asset-backed securities                                                             3,866.9                 3,892.4
                                                                                            ---------               ---------
                                                                                            $17,961.6               $18,370.8
                                                                                            =========               =========

      The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

      (in millions)                                                                           2001                    2000
                                                                                            =========               =========
      Gross unrealized gains                                                                $   420.2               $   202.7
      Adjustment to deferred policy acquisition costs                                           (94.9)                  (23.2)
      Deferred federal income tax                                                              (113.9)                  (62.8)
                                                                                            ---------               ---------
                                                                                            $   211.4               $   116.7
                                                                                            =========               =========

      An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

           (in millions)                                                   2001                  2000                   1999
                                                                          ======                ======                =======
      Securities available-for-sale:
        Fixed maturity securities                                         $212.0                $280.5                $(607.1)
        Equity securities                                                    5.5                  (2.5)                  (8.8)
                                                                          ------                ------                -------
                                                                          $217.5                $278.0                $(615.9)
                                                                          ======                ======                =======

      Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $497.8 million, $602.0 million and $513.1 million, respectively. During 2001, gross gains of $31.3 million ($12.1 million and $10.4 million in 2000 and 1999, respectively) and gross losses of $10.1 million ($15.1 million and $35.5 million in 2000 and 1999, respectively) were realized on those sales.

      The Company had $25.2 million and $13.0 million of real estate investments as of December 31, 2001 and 2000, respectively, that were non-income producing the preceding twelve months.

      Real estate is presented at cost less accumulated depreciation of $22.0 million as of December 31, 2001 ($25.7 million as of December 31, 2000). The carrying value of real estate held for disposal totaled $33.4 million and $8.5 million as of December 31, 2001 and 2000, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The recorded investment of mortgage loans on real estate considered to be impaired was $29.9 million as of December 31, 2001 ($9.8 million as of December 31, 2000), which includes $5.3 million ($5.3 million as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $1.0 million ($1.6 million as of December 31, 2000) and $24.6 million ($4.5 million as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was $7.9 million ($7.7 million in 2000) and interest income recognized on those loans totaled $0.4 million in 2001 ($0.4 million in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

      Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

      (in millions)                                                              2001               2000               1999
                                                                               ========           ========           ========
      Allowance, beginning of year                                             $   45.3           $   44.4           $   42.4
        Additions (reductions) charged (credited) to operations                    (1.2)               4.1                0.7
        Direct write-downs charged against the allowance                           (1.2)              (3.2)                --
        Allowance on acquired mortgage loans                                         --                 --                1.3
                                                                               --------           --------           --------
           Allowance, end of year                                              $   42.9           $   45.3           $   44.4
                                                                               ========           ========           ========

      An analysis of investment income (loss) by investment type follows for the years ended December 31:

      (in millions)                                                              2001              2000               1999
                                                                               ========           ========           ========
      Gross investment income:
        Securities available-for-sale:
          Fixed maturity securities                                            $1,181.1           $1,095.5           $1,031.3
          Equity securities                                                         1.8                2.6                2.5
        Mortgage loans on real estate                                             527.9              494.5              460.4
        Real estate                                                                33.1               32.2               28.8
        Short-term investments                                                     28.3               27.0               18.6
        Derivatives                                                               (19.7)               3.9               (1.0)
        Other                                                                      20.9               49.3               27.5
                                                                               --------           --------           --------
            Total investment income                                             1,773.4            1,705.0            1,568.1
      Less investment expenses                                                     48.4               50.1               47.3
                                                                               --------           --------           --------
            Net investment income                                              $1,725.0           $1,654.9           $1,520.8
                                                                               ========           ========           ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

      (in millions)                                                                       2001           2000           1999
                                                                                         ======         ======         ======
      Unrelated parties:
         Realized gains (losses) on sale of securities available-for-sale:
            Fixed maturity securities                                                    $ 20.8         $ (7.7)        $(32.5)
            Equity securities                                                               0.4            4.7            7.4
         Other-than-temporary impairments of securities available-for-sale:
            Fixed maturity securities                                                     (66.1)         (10.5)           7.5
            Equity securities                                                             (13.8)            --             --
         Real estate                                                                        1.9           (0.5)           0.9
         Mortgage loans on real estate(1)                                                   0.6           (4.2)          (0.6)
         Derivatives                                                                         --           (2.7)          (1.6)
         Other                                                                             (6.5)           1.5            7.3
                                                                                         ------         ------         ------
                                                                                          (62.7)         (19.4)         (11.6)
      Related party - gain on sale of limited partnership                                  44.4             --             --
                                                                                         ------         ------         ------
      Net realized losses on investments, hedging instruments and
          hedged items                                                                   $(18.3)        $(19.4)        $(11.6)
                                                                                         ======         ======         ======

----------
      (1) The 2001 amount is comprised of $9.9 million of net realized gains on the sale of mortgage loans on real estate, including those related to a securitization transaction, and $9.3 million of realized losses on derivatives hedging the sale of mortgage loans on real estate.

      Fixed maturity securities with an amortized cost of $6.6 million as of December 31, 2001 and $6.5 million as of December 31, 2000 were on deposit with various regulatory agencies as required by law. In addition, fixed maturity securities with an amortized cost of $6.3 million as of December 31, 2000 were placed in escrow under a contractual obligation and none as of December 31, 2001.

      As of December 31, 2001 the Company had pledged fixed maturity securities with a fair value of $112.3 million as collateral to various derivative counterparties.

      As of December 31, 2001 the Company held collateral of $18.0 million on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

      As of December 31, 2001, the Company had loaned securities with a fair value of $775.5 million. As of December 31, 2001 the Company held collateral of $791.6 million. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)   Short-term Debt

      NLIC has established a $300 million commercial paper program under which, borrowings are unsecured and are issued for terms of 364 days or less. As of December 31, 2001 and 2000 the Company had $100.0 million and $118.7 million, respectively, of commercial paper outstanding at an average effective rate of 1.90% and 6.53%, respectively. See also note 14.

(5)   Long-term Debt, payable to NFS

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(6)   Derivative Financial Instruments

      QUALITATIVE DISCLOSURE

      Interest Rate Risk Management

      The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

      Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

      Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

      As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

      With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

      Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

      In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

      The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

      Foreign Currency Risk Management

      In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

      For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

      The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

      Non-Hedging Derivatives

      From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

      QUANTITATIVE DISCLOSURE

      Fair Value Hedges

      During the year ended December 31, 2001, gains of $2.1 million were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

      Cash Flow Hedges

      For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

      The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

      As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

      Other Derivative Instruments, Including Embedded Derivatives

      Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a loss of $1.6 million related to other derivative instruments, including embedded derivatives. For the year ended December 31, 2001 a $27.7 million loss was recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting gain of $26.3 million was recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:

       (in millions )                                                                              2001                  2000
                                                                                                 ========             ========
       Interest rate swaps
         Pay fixed/receive variable rate swaps hedging investments                               $1,952.3             $  934.8
         Pay variable/receive fixed rate swaps hedging investments                                  698.4                 98.8
         Pay variable/receive variable rate swaps hedging investments                               197.8                184.0
         Other contracts hedging investments                                                        523.0                 20.4

      Cross currency interest rate swaps
          Hedging foreign currency denominated investments                                           56.1                 30.5
          Hedging foreign currency denominated liabilities                                        2,500.4              1,512.2

      Interest rate futures contracts                                                             6,019.4              5,659.8
                                                                                                 --------             --------

(7)   Federal Income Tax

      The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

      (in millions)                                                                             2001                     2000
                                                                                              ========                 ========
      Deferred tax assets:
        Equity securities                                                                     $    6.5                 $     --
        Future policy benefits                                                                     8.2                     34.7
        Liabilities in separate accounts                                                         482.5                    462.7
        Mortgage loans on real estate and real estate                                              7.5                     18.8
        Derivatives                                                                               93.0                       --
        Other assets and other liabilities                                                        81.8                     40.3
                                                                                              --------                 --------
          Total gross deferred tax assets                                                        679.5                    556.5
        Less valuation allowance                                                                  (7.0)                    (7.0)
                                                                                              --------                 --------
          Net deferred tax assets                                                                672.5                    549.5
                                                                                              --------                 --------

      Deferred tax liabilities:
        Deferred policy acquisition costs                                                        861.3                    783.7
        Derivatives                                                                               91.5                       --
        Fixed maturity securities                                                                173.0                     98.8
        Deferred tax on realized investment gains                                                 26.1                     29.0
        Equity securities and other long-term investments                                         31.7                      6.4
        Other                                                                                     68.8                     38.1
                                                                                              --------                 --------
          Total gross deferred tax liabilities                                                 1,252.4                    956.0
                                                                                              --------                 --------
          Net deferred tax liability                                                          $  579.9                 $  406.5
                                                                                              ========                 ========

      In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2001, 2000 and 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company's current federal income tax liability was $186.2 million and $108.9 million as of December 31, 2001 and 2000, respectively.

      Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

      (in millions)                                                      2001                    2000                    1999
                                                                        ======                  ======                  ======
      Currently payable                                                 $ 32.5                  $ 78.0                  $ 53.6
      Deferred tax expense                                               128.9                   129.7                   147.8
                                                                        ------                  ------                  ------
                                                                        $161.4                  $207.7                  $201.4
                                                                        ======                  ======                  ======

      Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                  2001                     2000                    1999
                                                            -------------------     -------------------     -------------------
      (in millions)                                         Amount          %       Amount          %       Amount          %
                                                            ======       ======     ======       ======     ======       ======
      Computed (expected) tax expense                       $220.6         35.0     $239.1         35.0     $212.3         35.0
      Tax exempt interest and dividends
        received deduction                                   (48.8)        (7.7)     (24.7)        (3.6)      (7.3)        (1.2)
      Income tax credits                                     (11.5)        (1.8)      (8.0)        (1.2)      (4.3)        (0.7)
      Other, net                                               1.1          0.1        1.3          0.2        0.7          0.1
                                                            ------       ------     ------       ------     ------       ------
          Total (effective rate of each year)               $161.4         25.6     $207.7         30.4     $201.4         33.2
                                                            ======       ======     ======       ======     ======       ======

      Total federal income tax (refunded) paid was $(45.4) million, $74.6 million and $29.8 million during the years ended December 31, 2001, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(8)   Comprehensive Income (Loss)

      Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000          1999
                                                                                         ======         ======        =======
      Unrealized gains (losses) on securities available-for-sale arising during the period:
         Gross                                                                           $164.0         $264.5        $(665.3)
         Adjustment to deferred policy acquisition costs                                  (71.7)         (74.0)         167.5
         Related federal income tax (expense) benefit                                     (32.3)         (66.7)         171.4
                                                                                         ------         ------        -------
            Net                                                                            60.0          123.8         (326.4)
                                                                                         ------         ------        -------

      Reclassification adjustment for net losses on securities
         available-for-sale realized during the period:
         Gross                                                                             58.7           13.5           17.6
         Related federal income tax benefit                                               (20.5)          (4.7)          (6.2)
                                                                                         ------         ------        -------
            Net                                                                            38.2            8.8           11.4
                                                                                         ------         ------        -------

      Other comprehensive income (loss) on securities
         available-for-sale                                                                98.2          132.6         (315.0)
                                                                                         ------         ------        -------

      Accumulated net loss on cash flow hedges:
         Gross                                                                            (13.5)            --             --
         Related federal income tax benefit                                                 4.7             --             --
                                                                                         ------         ------        -------
           Other comprehensive loss on cash flow hedges                                    (8.8)            --             --
                                                                                         ------         ------        -------

      Accumulated net loss on transition adjustments:
            Transition adjustment - SFAS 133                                               (5.6)            --             --
            Transition adjustment - EITF 99-20                                              3.5             --             --
            Related federal income tax benefit                                              0.7             --             --
                                                                                         ------         ------        -------
              Other comprehensive loss on transition adjustments                           (1.4)            --             --
                                                                                         ------         ------        -------
      Total other comprehensive income (loss)                                            $ 88.0         $132.6        $(315.0)
                                                                                         ======         ======        =======

      Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(9)   Fair Value of Financial Instruments

      The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

      Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

      The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      In estimating its fair value disclosures, the Company used the following methods and assumptions:

            Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

            Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

            Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

            Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

            Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            Collateral received - securities lending and derivatives: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Short-term debt: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Long-term debt, payable to NFS: The fair value for long-term debt is based on quoted market prices.

            Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 10.

            Futures contracts: The fair value for futures contracts is based on quoted market prices.

            Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

      Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                           2001                              2000
                                                                ---------------------------        ----------------------------
                                                                 Carrying        Estimated           Carrying        Estimated
           (in millions)                                          amount         fair value           amount         fair value
                                                                ==========       ==========         ==========       ==========
           Assets:
             Investments:
               Securities available-for-sale:
                 Fixed maturity securities                      $ 18,370.8       $ 18,370.8         $ 15,451.3       $ 15,451.3
                 Equity securities                                    94.0             94.0              109.0            109.0
               Mortgage loans on real estate, net                  7,113.1          7,293.3            6,168.3          6,327.8
               Policy loans                                          591.1            591.1              562.6            562.6
               Short-term investments                              1,011.3          1,011.3              442.6            442.6
             Cash                                                     22.6             22.6               18.4             18.4
             Assets held in separate accounts                     59,513.0         59,513.0           65,897.2         65,897.2

           Liabilities:
             Investment contracts                                (19,549.5)       (18,421.0)         (16,815.3)       (15,979.8)
             Policy reserves on life insurance contracts          (5,666.5)        (5,524.4)          (5,368.4)        (5,128.5)
             Collateral received - securities lending and
                 derivatives                                        (809.6)          (809.6)                --               --
             Short-term debt                                        (100.0)          (100.0)            (118.7)          (118.7)
             Long-term debt, payable to NFS                         (300.0)          (300.0)                --               --
             Liabilities related to separate accounts            (59,513.0)       (58,387.3)         (65,897.2)       (64,237.6)

           Derivative financial instruments:
             Interest rate swaps hedging assets                       (5.6)            (5.6)              (8.3)            (8.3)
             Cross currency interest rate swaps                      (66.0)           (66.0)             (24.3)           (24.3)
             Futures contracts                                       (33.0)           (33.0)             (16.0)           (16.0)
                                                                ----------       ----------         ----------       ----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(10)  Risk Disclosures

      The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

      Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

      Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

      Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

      Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

      Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $344.0 million extending into 2002 were outstanding as of December 31, 2001. The Company also had $81.5 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

      Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLIC's credit risk from these derivative financial instruments was $1.5 million net of $18.0 million of cash colleteral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

      Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. The Company has a diversified portfolio with no more than 20% (22% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001, 34% (36% in
      2000) of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

      Significant Business Concentrations: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

      Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $161.2 million and $143.1 million as of December 31, 2001 and 2000, respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

      Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

      Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(11) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pension costs (benefits) charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $5.0 million, $1.9 million and $(8.3) million, respectively. The Company has recorded a prepaid pension asset of $9.4 million and $13.6 million as of December 31, 2001 and 2000, respectively.

      In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

      The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

      The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $53.8 million and $51.0 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $2.9 million, $3.8 million and $4.9 million, respectively.

      Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                           Pension Benefits             Postretirement Benefits
                                                                      -------------------------         -----------------------
      (in millions)                                                     2001             2000             2001            2000
                                                                      ========         ========         ========       ========
      Change in benefit obligation
      Benefit obligation at beginning of year                         $1,981.7         $1,811.4         $  276.4       $  239.8
      Service cost                                                        89.3             81.4             12.6           12.2
      Interest cost                                                      129.1            125.3             21.4           18.7
      Participant contributions                                             --               --              3.3            2.9
      Plan amendment                                                      27.7               --              0.2             --
      Actuarial (gain) loss                                               (5.8)            34.8             20.2           16.1
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Benefit obligation at end of year                                2,132.2          1,981.7            314.0          276.4
                                                                      ========         ========         ========       ========

      Change in plan assets
      Fair value of plan assets at beginning of year                   2,337.1          2,247.6            119.4           91.3
      Actual return (loss) on plan assets                                (46.6)           140.9             (0.2)          12.2
      Employer contribution                                                 --               --             17.3           26.3
      Participant contributions                                             --               --              3.3            2.9
      Plan curtailment                                                      --             19.8               --             --
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Fair value of plan assets at end of year                         2,200.7          2,337.1            119.7          119.4
                                                                      --------         --------         --------       --------

      Funded status                                                       68.5            355.4           (194.3)        (157.0)
      Unrecognized prior service cost                                     49.5             25.0              0.2             --
      Unrecognized net gains                                             (79.3)          (311.7)            (4.0)         (34.1)
      Unrecognized net (asset) obligation at transition                   (5.1)            (6.4)             0.8            1.0
                                                                      --------         --------         --------       --------
      Prepaid (accrued) benefit cost                                  $   33.6         $   62.3         $ (197.3)      $ (190.1)
                                                                      ========         ========         ========       ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                         Pension Benefits             Postretirement Benefits
                                                                      -----------------------        ------------------------
                                                                       2001             2000            2001            2000
                                                                      =======================        ========================
      Weighted average discount rate                                    6.50%           6.75%           7.25%            7.50%
      Rate of increase in future compensation levels                    4.75%           5.00%             --               --
      Assumed health care cost trend rate:
            Initial rate                                                  --              --           11.00%           11.00%
            Ultimate rate                                                 --              --            5.50%            5.50%
            Declining period                                              --              --           4 Years          4 Years
                                                                       -----           -----           -----            -----

      The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                               2001               2000               1999
      =======================================================================================================================
      Service cost (benefits earned during the period)                           $ 89.3             $ 81.4             $ 80.0
      Interest cost on projected benefit obligation                               129.1              125.3              109.9
      Expected return on plan assets                                             (183.8)            (184.5)            (160.3)
      Recognized gains                                                             (7.8)             (11.8)              (9.1)
      Amortization of prior service cost                                            3.2                3.2                3.2
      Amortization of unrecognized transition asset                                (1.3)              (1.3)              (1.4)
                                                                                 ------             ------             ------
                                                                                 $ 28.7             $ 12.3             $ 22.3
                                                                                 ======             ======             ======

      Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67.1 million. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

      Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2001             2000            1999
                                                                                    ====             ====            ====
      Weighted average discount rate                                                6.75%            7.00%           6.08%
      Rate of increase in future compensation levels                                5.00%            5.25%           4.33%
      Expected long-term rate of return on plan assets                              8.00%            8.25%           7.33%
                                                                                    ----             ----            ----

      The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000           1999
                                                                                          =====          =====          =====
      Service cost (benefits attributed to employee service during the year)              $12.6          $12.2          $14.2
      Interest cost on accumulated postretirement benefit obligation                       21.4           18.7           17.6
      Expected return on plan assets                                                       (9.6)          (7.9)          (4.8)
      Amortization of unrecognized transition obligation of affiliates                      0.6            0.6            0.6
      Net amortization and deferral                                                        (0.4)          (1.3)          (0.5)
                                                                                          -----          -----          -----
                                                                                          $24.6          $22.3          $27.1
                                                                                          =====          =====          =====

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                          2001             2000            1999
                                                                                        =======          =======         =======
      Discount rate                                                                       7.50%            7.80%           6.65%
      Long-term rate of return on plan assets, net of tax in 1999                         8.00%            8.30%           7.15%
      Assumed health care cost trend rate:
         Initial rate                                                                    11.00%           13.00%          15.00%
         Ultimate rate                                                                    5.50%            5.50%           5.50%
         Declining period                                                               4 Years          5 Years         6 Years
                                                                                        -------          -------         -------

      Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

      The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company match is funded on a bi-weekly basis and the expense of such contributions are allocated to the Company based on employee contributions. The Company's expense for contributions to this plan totaled $5.6 million, $4.4 million and $3.3 million for 2001, 2000 and 1999, respectively. Individuals are subject to a dollar limit on salary deferrals per Internal Revenue Service (IRS) Section 402(g) and other limits also apply. The Company has no legal obligation for benefits under this plan.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

      The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

      The statutory capital and surplus of NLIC as of December 31, 2001, 2000 and 1999 was $1.76 billion, $1.28 billion and $1.35 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2001, 2000 and 1999 was $83.1 million, $158.7 million and $276.2 million, respectively.

      The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

      The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001 $141.0 million in dividends could be paid by NLIC without prior approval.

      In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(13)  Related Party Transactions

      During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. The sale price, which was paid in cash, represented the fair value of the limited partnership interest and was based on a valuation of the limited partnership and its underlying investments. The valuation was completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed and approved the valuation prior to the execution of this transaction. The Company continues to hold an economic and voting interest in the limited partnership of approximately 14%, with NMIC holding the remaining interests.

      NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.68 billion and $4.80 billion as of December 31, 2001 and 2000, respectively. Total revenues from these contracts were $150.7 million, $156.8 million, and $149.7 million for the years ended December 31, 2001, 2000, and 1999, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $118.4 million, $131.9 million, and $112.0 million for the years ended December 31, 2001, 2000, and 1999, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

      The Company files a consolidated federal tax return with NMIC, as described in Note 2(i). Total payments (from) to NMIC were $(45.4) million, $74.6 million, and $29.8 million for the years ended December 31, 2001, 2000, and 1999, respectively.

      During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

      The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2001, 2000 and 1999 were $200.7 million, $170.1 million, and $193.0 million, respectively, while benefits, claims and expenses ceded were $208.5 million, $168.0 million and $197.3 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $139.8 million, $150.3 million, and $124.1 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

      Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.4 million, $31.4 million and $34.5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

      The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $14.1 million and $9.9 million, respectively.

      The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $368.5 million and the Company incurred interest expense on intercompany repurchase agreements of $0.2 million for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $54.8 million and $321.1 million as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

      Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2001 were $52.9 million, $65.0 million and $79.7 million, respectively.

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(14)  Bank Lines of Credit

      The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2001. Of the total facility, $300 million is designated to back NLIC's commercial paper program. Therefore, borrowing capacity under this facility is reduced by any amounts outstanding under the commercial paper program, which totaled $100.0 million as of December 31, 2001.

(15)  Contingencies

      On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company which invested in mutual funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA and that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by the Company and other unspecified compensatory damages. On November 15, 2001, the Company filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to the Company's motion to dismiss the amended complaint. On February 22, 2002, the Company filed a reply in support of its motion to dismiss. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16)  Segment Information

      The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
      Individual Annuity, Institutional Products and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Individual Annuity segment consists of individual The BEST of AMERICA and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

      The Institutional Products segment is comprised of the Company's private and public sector group retirement plans and medium-term note program. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the IRC Section 457 business in the form of fixed and variable annuities.

      The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

      In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's broker/dealer subsidiary, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

      The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                        Individual   Institutional      Life
      (in millions)                                       Annuity       Products      Insurance      Corporate        Total
                                                        ==========   ============     ==========     =========      =========
      2001:
      Net investment income                              $   534.7      $   847.5      $   323.3     $    19.5      $ 1,725.0
      Other operating revenue                                556.0          205.9          506.5          16.0        1,284.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                       1,090.7        1,053.4          829.8          35.5        3,009.4
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    433.2          627.8          177.7            --        1,238.7
      Amortization of deferred policy
         acquisition costs                                   220.0           47.6           80.3            --          347.9
      Interest expense on debt                                  --             --             --           6.2            6.2
      Other benefits and expenses                            206.1          170.2          387.1           2.7          766.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         859.3          845.6          645.1           8.9        2,358.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      231.4          207.8          184.7          26.6          650.5
      Net realized losses on investments,
         hedging instruments and hedged
         items (2)                                              --             --             --         (20.2)         (20.2)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   231.4      $   207.8      $   184.7     $     6.4      $   630.3
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $43,885.4      $34,130.1      $ 9,129.0     $ 4,010.1      $91,154.6
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.
(2) Realized gains related to securitization transactions are included in operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

                                                        Individual   Institutional       Life
      (in millions)                                       Annuity      Products        Insurance     Corporate        Total
                                                         =========   ============      =========     =========      =========
      2000:
      Net investment income                              $   483.2      $   827.4      $   289.2     $    55.1      $ 1,654.9
      Other operating revenue                                625.9          251.6          453.9          17.0        1,348.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue(1)                        1,109.1        1,079.0          743.1          72.1        3,003.3
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    396.4          628.8          157.2            --        1,182.4
      Amortization of deferred policy
         acquisition costs                                   238.7           49.2           64.2            --          352.1
      Interest expense on debt                                  --             --             --           1.3            1.3
      Other benefits and expenses                            192.3          170.3          368.8          33.7          765.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         827.4          848.3          590.2          35.0        2,300.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense(1)                       281.7          230.7          152.9          37.1          702.4
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (19.4)         (19.4)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   281.7      $   230.7      $   152.9     $    17.7      $   683.0
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,422.5      $37,217.3      $ 8,103.3     $ 1,824.2      $92,567.3
                                                         =========      =========      =========     =========      =========

      1999:
      Net investment income                              $   458.9      $   771.2      $   253.1     $    37.6      $ 1,520.8
      Other operating revenue                                511.4          211.9          393.0          66.1        1,182.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                         970.3          983.1          646.1         103.7        2,703.2
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    384.9          580.9          130.5            --        1,096.3
      Amortization of deferred policy
         acquisition costs                                   170.9           41.6           60.1            --          272.6
      Other benefits and expenses                            155.3          142.8          334.7          83.4          716.2
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         711.1          765.3          525.3          83.4        2,085.1
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      259.2          217.8          120.8          20.3          618.1
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (11.6)         (11.6)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   259.2      $   217.8      $   120.8     $     8.7      $   606.5
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,667.8      $39,045.1      $ 6,616.7     $ 1,346.3      $92,675.9
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

      The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 18 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 112 pages.


Representations and Undertakings.

Independent Auditors' Consent.

Signatures.

The following exhibits required by Forms N-8B-2 and S-7:


1. Power of Attorney dated April 1, 2002         Attached hereto.

2. Resolution of the Depositor's Board of        Included with the Registration Statement on
   Directors authorizing the establishment of    Form N-8B-2 for the Nationwide VLI Separate
   the Registrant, adopted                       Account-3 (File No. 811-6140), and hereby
                                                 incorporated herein by reference.

3. Distribution Contracts                        Included with the Post-Effective - 14 of the
                                                 Registration Statement (File No. 33-44296),
                                                 and hereby incorporated herein by reference.

4. Form of Security                              Included with the Registration Statement on
                                                 Form S-6 for the Nationwide VLI Separate
                                                 Account-3 (File No. 33-44296), and hereby
                                                 incorporated herein by reference.

5. Articles of Incorporation of Depositor        Included with the Registration Statement on
                                                 Form N-8B-2 for the Nationwide VLI Separate
                                                 Account-3 (File No. 811-6140), and hereby
                                                 incorporated herein by reference.

6. Application form of Security                  Included with the Registration Statement on
                                                 Form S-6 for the Nationwide VLI Separate
                                                 Account-3 (File No. 33-44296), and hereby
                                                 incorporated herein by reference.

7. Opinion of Counsel                            Included with the Registration Statement on
                                                 Form S-6 for the Nationwide VLI Separate
                                                 Account-3 (File No. 33-44296), and hereby
                                                 incorporated herein by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission ("SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account - 3:


We consent to use of our reports for Nationwide VLI Separate Account - 3 dated February 20, 2002 and for Nationwide Life Insurance Company dated January 29, 2002 included herein, and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Prospectus (File No. 033-44296).







KPMG LLP
Columbus, Ohio
April 22, 2002

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-3, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 18 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 26th day of April, 2002.


                                              NATIONWIDE VLI SEPARATE ACCOUNT-3
                                             -----------------------------------
                                                        (Registrant)
                                              NATIONWIDE LIFE INSURANCE COMPANY
(Seal)                                       -----------------------------------
Attest:                                                 (Depositor)
By:         /s/ GLENN W. SODEN          By:         /s/ STEVEN SAVINI
--------------------------------------  ----------------------------------------
                Glenn W. Soden                         Steven Savini
              Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of April, 2002.


               SIGNATURE                     TITLE


W. G. JURGENSEN               Director and Chief Executive Officer
--------------------------
W. G. Jurgensen

JOSEPH J. GASPER                   Director and President and
--------------------------          Chief Operating Officer
Joseph J. Gasper

MICHAEL S. HELFER                    Director and Executive
--------------------------     Vice President-Corporate Strategy
Michael S. Helfer

DONNA A. JAMES                    Director and Executive Vice
--------------------------   President-Chief Administrative Officer
Donna A. James

ROBERT A. OAKLEY                  Director and Executive Vice
--------------------------     President-Chief Financial Officer
Robert A. Oakley

ROBERT A. WOODWARD, JR            Director and Executive Vice
--------------------------     President-Chief Investment Officer
Robert A. Woodward, Jr.

GALEN R. BARNES                             Director
--------------------------
Galen R. Barnes

                                                         By /s/ STEVEN SAVINI
                                                         --------------------
                                                             Steven Savini
                                                           Attorney-in-Fact